                                                             File No. 811-10303
                                                             File No. _________

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

      Pre-Effective Amendment No.                                         [ ]

      Post-Effective Amendment No.                                        [ ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]

      Amendment No.                                                       [ ]

                                BUFFALO FUNDS
              (Exact name of Registrant as Specified in Charter)

           BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
             (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (816) 751-5900

                               Stephen S. Soden
           BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
                   (Name and Address of Agent for Service)

With a copy to:

                           Michael P. O'Hare, Esq.
                     Stradley Ronon Stevens & Young, LLP
                           2600 One Commerce Square
                            Philadelphia, P 19103

Approximate  Date of Proposed  Public  Offering:  As soon as practical after the effective date of this
                                                  registration statement.

It is proposed that this filing become effective (check appropriate box):
      /_/ immediately upon filing pursuant to paragraph (b)
      /_/ on (date) pursuant to paragraph (b)
      /_/ 60 days after filing pursuant to paragraph (a)(1)
      /_/ on (date) pursuant to paragraph (a)(1)
      /_/ 75 days after filing pursuant to paragraph (a)(2)
      /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [ ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant  shall file a further amendment  which  specifically  states that this  Registration  Statement  shall thereafter  become  effective in accordance  with Section 8(a) of the Securities
Act of 1933 or until this Registration  Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

      BUFFALO(R)

      Science & Technology Fund

      An aggressive stock fund seeking long-term
      capital growth through investments in
      companies expected to benefit from scientific
      and technological progress.

      Shares of the Fund have not
      been approved or disapproved
      by the Securities and Exchange
      Commission nor has the Commission passed upon
      the adequacy of this Prospectus.
      Any representation to the
      contrary is a criminal offense.

      Prospectus
      May 1, 2001

      Prospectus        May 1, 2001

      Buffalo Funds     INVESTMENT ADVISER AND MANAGER:
                        KORNITZER CAPITAL MANAGEMENT, INC.

                        DISTRIBUTED BY:
                        JONES & BABSON, INC.

                                                              Page
      Information About the Fund
      Investment Objective and Principal Investment Strategy     2
      Principal Risk Factors                                     3
      Past Performance                                           4
      Fees and Expenses                                          4
      Management and Investment Adviser                          5
      Financial Highlights                                       6

      Information About Investing
      How to Purchase Shares                                     6
      How to Redeem Shares                                       7
      Shareholder Services                                       7
      How Share Price is Determined                              8
      Distributions and Taxes                                    9
      Additional Policies About Transactions                    10
      Conducting Business with the Buffalo Funds                12

Investment Objective and Principal Investment Strategy

The  investment  objective  for the Buffalo  Science  &  Technology  Fund is long-term capital growth. To pursue its investment  objective,  the Fund invests at least 80% of its total assets in common  stocks and other  equity  securities
(including  convertibles and warrants) of companies expected to benefit from the development, advancement, and use of science and technology.

The Fund's  principal  investment  strategy is to select stocks that the adviser
believes  have   prospects  for  above  average   earnings  based  on  intensive
fundamental  research.   Holdings  can  range  from  small  companies  that  are
developing new technologies to blue chip firms with established track records of developing,  producing or distributing  products and services in the science and technology industries.  The Fund may also invest in companies that are likely to benefit from  technological  advances  even if those  companies are not directly involved in the specific research and development.

Some of the industries likely to be represented in the Fund's portfolio are:

      o Electronics, including hardware, software and components;
      o Communications;
      o E-commerce;
      o Information services;
      o Media;
      o Life sciences and healthcare;
      o Environmental services;
      o Chemicals and synthetic materials; and
      o Defense and aerospace.

The Fund may sell securities for a variety of reasons,  such as to secure gains, limit losses, or reinvest assets in more promising investment opportunities.

Temporary  Investments--  The Fund intends to hold a small percentage of cash or high quality,  short-term debt obligations for reserves to cover redemptions and unanticipated  expenses.  There may be times, however, when the Fund may respond to adverse market,  economic,  political or other considerations by investing up to 100% of its  assets in high  quality,  short-term  debt  securities  or other defensive investments for temporary investment purposes. During these times, the
Fund may not achieve its objective and,  instead,  will focus on preserving your investment.

Principal Risk Factors

Sector Concentration Risks-- Since the Fund is focused on science and technology related  industries,  it is more  concentrated  than stock funds  investing in a broader  range  of  industries  and,  therefore,  could  experience  significant volatility.  Companies in the rapidly  changing fields of science and technology often face unusually high price  volatility,  both in terms of gains and losses.
The potential for wide  variation in  performance  is based on the special risks common to such  companies.  For example,  products or services that first appear promising may not prove commercially  successful or may become obsolete quickly.
Earnings  disappointments  can  result in sharp  price  declines.  In  addition, technology industries can be affected by competition from new market entrants as well as developing government  regulations and policies.  The level of risk will rise to the  extent  that  the Fund  has  significant  exposure  to  smaller  or unseasoned  companies  (those with less than a  three-year  operating  history), which may not have established products or more experienced management. The Fund is therefore likely to be more volatile than a fund that is exposed to a greater variety of industries.

Market  Risks-- Equity  securities are subject to market,  economic and business risks that will cause their  prices to  fluctuate  over time.  Since the Fund is normally  invested  in equity  securities,  the value of the Fund will go up and down. In addition,  stock markets are volatile and can decline  significantly in
response  to  adverse  issuer,   political,   regulatory,   market  or  economic
developments. As with any mutual fund, there is a risk that you could lose money by investing in the Fund.

The Fund's success depends largely on the adviser's  ability to select favorable investments.  Also,  different  types of  investments  shift in and out of favor depending  on market and economic  conditions.  For  example,  at various  times stocks will be more or less favorable than bonds,  and small company stocks will be more or less favorable than large company  stocks.  Because of this, the Fund will perform  better or worse than other types of funds  depending on what is in
"favor."

Small Company Risks-- The Fund may invest a significant  amount of its assets in small  companies.  Generally,  smaller  and less  seasoned  companies  have more potential for rapid growth. However, they often involve greater risk than larger companies  and these  risks are  passed on to funds that  invest in them.  These companies may not have the management experience,  financial resources,  product diversification and competitive  strengths of larger companies.  Therefore,  the securities of smaller companies are more volatile than the securities of larger, more established companies. Thus, an investment in the Fund may be more suitable for long-term investors who are willing to bear the risk of these fluctuations.

Smaller  company  stocks  tend to be bought  and sold less  often and in smaller amounts than larger company stocks. Therefore, if the Fund wants to sell a large quantity of a small  company stock it may have to sell at a lower price than its adviser might prefer,  or it may have to sell in small  quantities over a period of time.  The Fund tries to minimize  this risk by  investing in stocks that are readily bought and sold.

Past Performance

The  Fund is new as of May 1,  2001;  therefore,  there  is no past  performance
information.   The  Fund's  performance  will  vary  from  year  to  year.  Past performance does not necessarily indicate how a fund will perform in the future.
As a shareholder, you may lose or make money on your investment.

Fees & Expenses

The following  table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                                     Buffalo
                                                              Science & Technology
                                                                      Fund

Shareholder Fees
(fees paid directly from your investment)
      Maximum Sales Charge (Load) Imposed on Purchases                  None
      Maximum Deferred Sales Charge (Load)                              None
      Maximum Sales Charge (Load) Imposed on Reinvested Dividends       None
      Redemption Fee                                                    None*
      Exchange Fee                                                      None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
      Management Fees                                                  1.00%
      Distribution (12b-1) fees                                         None
      Other Expenses                                                    .05%
      Total Annual Fund Operating Expenses                             1.05%

The  following  example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest  $10,000  in the Fund for the time  periods  indicated  and then redeem all of your shares at the end of those periods.  The example also assumes that your  investment  has a 5% return  each year and that the Fund's  operating expenses  remain the same.  Although  your actual  costs may be higher or lower, based on these assumptions your costs would be:

                                                 1 Year      3 Years
Buffalo Science & Technology Fund             $107        $334

Management and Investment Adviser

Kornitzer Capital  Management,  Inc.,  ("KCM") the Fund's investment adviser and manager,  was founded in 1989.  In addition to advising and managing  five other
Buffalo  mutual  funds,  it provides  advisory  services  to a broad  variety of individual,  corporate and other institutional clients. As manager, KCM provides or pays the cost of all  management,  supervisory  and  administrative  services required  in  the  normal  operation  of  the  Fund.  This  includes  investment management  and  supervision;  fees of the custodian,  independent  auditors and legal  counsel;  officers,  trustees  and  other  personnel;  rent;  shareholder services; and other items incidental to corporate administration.

The Fund is  managed  by Tom  Laming.  Mr  Laming  joined  KCM in 1993 and is an experienced  aerospace  engineer and research analyst.  He holds a BS in Physics from the University of Kansas,  an MS in Aeronautics and Astronautics  from MIT, and an MBA from Indiana University. For its services, the Fund pays KCM a fee at the annual rate of one percent (1.00%) of the Fund's average daily net assets.

Operating  expenses not required in the normal operation of the Fund are payable by the Fund. These expenses include taxes,  interest,  governmental  charges and fees,  including  registration  of the Fund  with the  Securities  and  Exchange
Commission and the various States,  brokerage costs, dues, and all extraordinary costs  including  expenses  arising out of anticipated  or actual  litigation or administrative proceedings.

KCM employs at its own expense Jones & Babson Inc.,  founded in 1959, to act as  distributor  and to  perform  administrative  services  to the  Fund.  These administrative  services  include  accounting,  transfer  agency and  regulatory assistance.

KCM is  located at 5420 West 61st  Place,  Shawnee  Mission,  KS 66205 and Jones
&  Babson is  located  at BMA  Tower,  700 Karnes  Blvd.,  Kansas  City,  MO
64108-3306.

Financial Highlights

The Fund is new as of May 1, 2001; therefore, there are no financial highlights.

How to Purchase Shares

No Load Fund

      o There are no sales commissions or Rule 12b-1 distribution fees

How to Buy Shares (see chart on page 12 for details)

      o By phone, mail or wire
      o Through Automatic Monthly Investments
      o Through exchanges from another Babson or Buffalo Fund

Minimum Initial Investment

      o $2,500 (unless Automatic Monthly)
      o $100 with an Automatic Monthly Investment Plan
      o $250 for IRA and Uniform Transfer (Gift) to Minors accounts
      o $1,000 for exchanges from a Babson Money Market or another Buffalo Fund

Minimum Additional Investment

      o $100 by mail
      o $1,000 by wire
      o $100 for Automatic Monthly Investments or telephone (ACH)
      o $1,000 for exchanges from a Babson Money Market or Buffalo Fund

Minimum Account Size

You must maintain a minimum  account value equal to the current  minimum initial investment  (usually  $2,500).  If your  account  falls below this amount due to redemptions (not due to market action) we may ask you to increase the account to the  minimum.  If you do not bring the account up to the minimum  within 60 days after we contact you, we will close the account and send your money to you.

How to Redeem Shares

You may withdraw from your account at any time in the following amounts:

      o any amount for redemptions requested by mail or telegraph
      o $1,000 or more for redemptions wired to your account ($10 fee)
      o $50 or more for redemptions by a systematic redemption plan (there may be a fee)
      o $1,000 or more for exchanges to another fund
      o $100 or more for redemptions by automatic monthly exchange to another fund
      o $100 or more via ACH; there is no fee but funds may take 4 days to reach your account
      o Up to $25,000 by telephone (you must first request this option in writing with a signature guarantee)

Shareholder Services

The  following  services  are  also  available  to  shareholders.   Please  call
1-800-49-BUFFALO (1-800-492-8332) for more information:

      o Uniform Transfers (Gifts) to Minors accounts
      o Accounts for corporations or partnerships
      o Sub-Accounting Services for Keogh, tax qualified retirement plans, and others
      o Prototype Retirement Plans for the self-employed, partnerships and corporations
      o Traditional IRA accounts
      o Roth IRA accounts
      o Simplified Employee Pensions (SEPs)

How Share Price is Determined

Shares of the Fund are  purchased  or  redeemed at its net asset value per share next  calculated  after your purchase  order and payment or redemption  order is received  by the  Fund.  In the case of  certain  institutions  which  have made satisfactory  payment or redemption  arrangements  with the Fund,  orders may be processed at the net asset value per share next effective  after receipt by that institution.

The net asset value is  calculated by  subtracting  from the Fund's total assets any liabilities and then dividing into this amount the total outstanding  shares as of the date of the  calculation.  The net asset  value per share is  computed once daily,  Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the
Fund is open for  business  (generally  the same  days  that the New York  Stock
Exchange  is open  for  trading).  The Fund is  generally  closed  on  weekends, national holidays and Good Friday.

Each  security  owned by the Fund that is listed on an exchange is valued at its last sale price on that  exchange  on the date as of which  assets  are  valued.
Where the  security is listed on more than one  exchange,  the Fund will use the price of that exchange which it generally considers to be the principal exchange on which the stock is traded.  Lacking sales, the security is valued at the mean between the last current closing bid and asked prices.  An unlisted security for which over-the-counter  market quotations are readily available is valued at the mean  between  the last bid and asked  prices.  When market  quotations  are not readily  available,  any  security or other asset is valued at its fair value as determined in good faith by the Fund's Board of Trustees.

Distributions and Taxes

The Fund pays distributions from net investment income semi-annually, usually in
June and December.  Distributions from net capital gains realized on the sale of securities  will be  declared  by the Fund  semi-annually,  usually  in June and
December.  Your  distributions  will be reinvested  automatically  in additional shares of the Fund, unless you have elected on your original application,  or by written  instructions  filed  with the  Fund,  to have  them  paid in  cash.  We automatically  reinvest all dividends  under $10.00 in additional  shares of the
Fund. There are no fees or sales charges on reinvestments.

Tax Considerations-- In general,  distributions from the Fund are taxable to you as either  ordinary  income or capital gains.  This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

When you sell your shares of the Fund,  you may have a capital gain or loss. For tax purposes,  an exchange of your Fund shares for shares of a different Buffalo
Fund or Babson Money Market Fund is the same as a sale.  The individual tax rate on any gain from the sale or  exchange  of your  shares  depends on how long you have held your shares.

Fund  distributions  and gains from the sale or  exchange  of your  shares  will generally be subject to state and local income tax.  Non-U.S.  investors  may be subject to U.S.  withholding and estate tax. You should consult your tax advisor about the federal,  state,  local or foreign tax consequences of your investment in a Fund.

Backup  Withholding--  By law,  the  Fund  must  withhold  31% of  your  taxable distributions  and  proceeds  if  you  do  not  provide  your  correct  taxpayer identification  number (TIN) or certify that your TIN is correct,  or if the IRS instructs the Funds to do so.

Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions  you  received for the previous  year.  Distributions  declared in
December but paid in January are taxable as if they were paid in December.

Additional Policies About Transactions

We cannot process  transaction  requests  unless they are properly  completed as described  in this  section.  We may cancel or change our  transaction  policies without notice. To avoid delays,  please call us if you have any questions about these policies.

Purchases-- We may reject orders when not  accompanied by payment or when in the best interest of the Fund and its shareholders.

Redemptions--  We try to send  proceeds as soon as practical.  In any event,  we send  proceeds by the third  business  day after we receive a proper  redemption request.  We cannot accept requests that contain special conditions or effective dates.  We may  request  additional  documentation  to ensure  that a request is genuine.  Under  certain  circumstances,  we may pay you proceeds in the form of portfolio  securities  owned by the Fund. If you receive  securities  instead of cash, you will incur brokerage costs when converting into cash.

Market Timers-- The Fund may refuse to sell shares to market timers. You will be considered a market timer if you (i) request a redemption  of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

If you request a redemption  within 15 days of purchase,  we will delay  sending your proceeds until we have collected  unconditional  payment, which may take up to 15 days  from the date of  purchase.  For your  protection,  if your  account address has been changed within the last 30 days, your  redemption  request must be in writing and signed by each account owner, with signature  guarantees.  The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Signature  Guarantees--  You can obtain a signature  guarantee  from most banks, credit  unions,  savings  &  loans or securities  broker/dealers,  but not a notary public.  For your  protection,  we require a guaranteed  signature if you request:

      o A redemption check sent to a different payee, bank or address than we have on file.
      o A redemption check mailed to an address that has been changed within the last 30 days.
      o A redemption for $25,000 or more in writing.
      o A change in account registration or redemption instructions.

Corporations,  Trusts and Other Entities-- Additional  documentation is normally required  for  corporations,  fiduciaries  and  others  who  hold  shares  in  a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund-- You must meet the minimum investment  requirement of the Buffalo Fund or Babson Money Market Fund you are exchanging  into. The names and  registrations on the two accounts must be identical.  Your shares must have been held in an open account for 15 days or more and we must have  received good payment before we will exchange shares.  You should review the prospectus of the fund being purchased. Call us for a free copy.

Telephone  Services-- During periods of increased market activity,  you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request,  including a telephone  redemption  request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such  procedures  are followed and we reasonably  believe the  instructions  are genuine,  the Fund is not liable for any loss due to  unauthorized or fraudulent instructions.  At our  option,  we may  limit  the  frequency  or the  amount of telephone  redemption  requests.  Neither the Fund nor Jones & Babson,  Inc.
assumes  responsibility for the authenticity of telephone  redemption  requests.

Conducting Business with the Buffalo Funds

By phone

      1-800-49-BUFFALO
      (1-800-492-8332)
      in the Kansas City area 751-5900

You  must  authorize  each  type  of  telephone   transaction  on  your  account
application or the appropriate form,  available from us. All account owners must sign. When you call, we may request personal  identification and tape record the call.

How to open an account

If you  already  have  an  account  with us and you  have  authorized  telephone exchanges,  you may call to open an account in another Babson or Buffalo Fund by exchange ($1,000  minimum).  The names and registrations on the accounts must be identical.

How to add to an account

You may make investments  ($1,000 minimum) by telephone.  After we have received your telephone  call, we will deduct from your checking  account the cost of the shares.

Availability   of  this   service  is  subject  to  approval  by  the  Fund  and
participating banks.

How to sell shares

You may  withdraw  any  amount up to  $25,000 by  telephone,  provided  you have registered for this service  previously.  We will send funds only to the address of record.

How to exchange shares

You may exchange shares ($1,000 minimum or the initial minimum fund requirement)
for shares in another Buffalo Fund or Babson Money Market Fund. The shares being exchanged must have been held in open account for 15 days or more.

By Mail

Initial Purchases and Redemptions: Buffalo Funds P.O. Box 219757 Kansas City, MO
64121-9757

Subsequent Purchases: Buffalo Funds P.O. Box 219779 Kansas City, MO 64121-9779

How to open an account

Complete and sign the application that accompanies this Prospectus. Your initial investment  must meet the minimum  amount.  Make your check payable to UMB Bank,
n.a.

How to add to an account

Make your check  ($100  minimum)  payable to UMB Bank,  n.a.  and mail it to us.
Always  identify  your account  number or include the  detachable  reminder stub
(from your confirmation statement).

How to sell shares

In a letter,  include the genuine signature of each registered owner (exactly as registered),  the name of each account owner,  the account number and the number of shares or the dollar  amount to be  redeemed.  We will send funds only to the address of record.

How to exchange shares

In a letter, include the genuine signature of each registered owner, the account number,  the number of shares or dollar amount to be exchanged  ($1,000 minimum)
and the  Buffalo  or Babson  Money  Market  Fund into  which the amount is being transferred.

By wire

      UMB Bank, n.a.,
      Kansas City, Missouri,
            ABA#101000695
      For Buffalo Science & Technology Fund
            AC=9870595095
      OBI = (your account number and account name)

How to open an account

Call us first to get an account number. We will require information such as your
Social  Security  or  Taxpayer  Identification  Number,  the amount  being wired
($2,500  minimum),  and the name and telephone  number of the wiring bank.  Then tell your bank to wire the amount.  You must send us a completed  application as soon as possible or payment of your redemption proceeds will be delayed.

How to add to an account

Wire share purchases  ($1,000  minimum) should include the names of each account owner,  your account number and the name of the fund in which you are purchasing shares.  You should  notify us by telephone  that you have sent a wire  purchase order to UMB Bank, n.a.

How to sell shares

Redemption  proceeds ($1,000 minimum) may be wired to your  pre-identified  bank account. A $10 fee is deducted.  If your written request is received before 4:00
P.M.  (Eastern Time) we will normally wire funds the following  business day. If we receive your written request after 4:00 P.M. (Eastern Time), we will normally wire  funds on the  second  business  day.  Contact  your bank about the time of receipt and availability.

How to exchange shares

Not applicable.

Through automatic transaction plans

You  must  authorize  each  type  of  automatic   transaction  on  your  account
application or complete an authorization  form,  available from us upon request.
All registered owners must sign.

How to open an account

Not applicable.

How to add to an account

Automatic Monthly Investment:

You may authorize  automatic  monthly  investments  in a constant  dollar amount
($100 minimum) from your checking  account.  We will draft your checking account on the same day each month in the amount you authorize.

How to sell shares

Systematic Redemption Plan:

You may  specify a dollar  amount  ($50  minimum)  to be  withdrawn  monthly  or quarterly  or have your  shares  redeemed  at a rate  calculated  to exhaust the account at the end of a specified  period. A maximum fee of $1.50 may be charged for each  withdrawal.  You must own shares in an open account  valued at $10,000 when you first  authorize  the  systematic  redemption  plan.  You may cancel or change  your  plan or redeem  all your  shares  at any  time.  We will  continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

How to exchange shares

Monthly  Exchanges:

You may authorize monthly exchanges from your account ($100
minimum) to another Buffalo Fund or Babson Money Market Fund.  Exchanges will be continued  until all  shares  have been  exchanged  or until you  terminate  the service.

      Buffalo Funds
      Balanced Fund
      Equity Fund
      High Yield Fund
      Science & Technology Fund
      Small Cap Fund
      USA Global Fund

Additional Information

The Statement of Additional  Information (SAI) contains  additional  information about the Fund and is incorporated by reference into this Prospectus. The Fund's annual and semi-annual  reports to shareholders  contain additional  information about  each  Fund's  investments.  In the Funds  annual  report  you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's  performance  during the previous year.  Because the Fund is new, it has not yet published an annual or semi-annual report to shareholders.

You may obtain a free copy of these  documents by calling,  writing or e-mailing the Fund as shown  below.  You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC
(202-942-8090)   or   by   visiting   the   Commission's   Internet   site   ate
http://www.sec.gov.  Copies  of this  information  also  may be  obtained,  upon payment of a duplicating fee, by writing to the Public Reference  Section of the
Commission,  Washington,  DC  20549-0102,  or by  sending  an e-mail  request to
publicinfo@sec.gov.

      BUFFALO FUNDS
      P.O. Box 219757
      Kansas City, MO 64121-9757

      1-800-49-BUFFALO
      (1-800-492-8332)
      www.buffalofunds.com

      Investment Company Act file numbers
      811-8364 (Balanced Fund)
      811-8900 (Equity Fund)
      811-8898 (High Yield Fund)
      811-XXXX (Science & Technology Fund)
      811-8509 (Small Cap Fund)
      811-8896 (USA Global Fund)

                                       10

                                          PART B

                            BUFFALO SCIENCE & TECHNOLOGY FUND

                           STATEMENT OF ADDITIONAL INFORMATION

                                       May 1, 2001

This Statement of Additional  Information is not a Prospectus but should be read in conjunction  with the Fund's current  Prospectus dated May 1, 2001. To obtain the Prospectus or any Annual or Semi-Annual Report to shareholders,  please call the Fund toll-free at 1-800-49-Buffalo  (1-800-492-8332),  or in the Kansas City
area 751-5900.

                                  INTRODUCTION

Buffalo Science &  Technology Fund (hereafter,  the "Fund") is a diversified series of Buffalo Funds (the "Trust") an open-end management  investment company under the  Investment  Company Act of 1940,  as amended (the "1940  Act").  This means that the Fund operates as mutual fund,  allowing  shareholders  to buy and sell shares at any time (as described in the  Prospectus)  and the assets of the
Fund are invested in a diversified portfolio of securities.

This Statement of Additional  Information  supplements the information contained in the Fund's Prospectus dated May 1, 2001.

                    INFORMATION ABOUT THE FUND'S INVESTMENTS

Objectives and Principle Investment Strategies. The Fund seeks long-term capital growth by investing at least 80% of its total assets in the equity securities of companies  expected to benefit  from the  development,  advancement,  and use of science and technology. The Fund's objective may not be changed without approval of a majority of the outstanding securities of the Fund (as described below).

The Fund's  principal  investment  strategy is to select stocks that the adviser
believes  have   prospects  for  above  average   earnings  based  on  intensive
fundamental  research.  Holdings can ranges from small companies  developing new technologies to blue chip firms with established track records of developing and marketing technology.  Investments may also include companies that are likely to benefit from  technological  advances  even if those  companies are not directly involved in the specific research and development. Some of the industries likely to be included in the Fund are: electronics  (including  hardware,  software and components);  communications;  E-commerce;  information  services;  media;  life
sciences  and  healthcare;   environmental  services;  chemicals  and  synthetic
materials; and defense and aerospace.

The Fund's  investments  are selected by  Kornitzer  Capital  Management,  Inc., investment adviser and manager of the Fund.

This  section  describes  additional  investments  that  the  Fund  may  make or strategies  that it may  pursue  to a lesser  degree  in order  to  achieve  its objective.

Cash Management. For purposes including, but not limited to, meeting redemptions and unanticipated  expenses, the Fund may invest a portion of its assets in cash or high quality,  short-term debt obligations  readily  changeable into cash. In addition,  the Fund  may  invest  up to 100% of its  respective  assets  in such securities  for temporary,  emergency  purposes.  Such high quality,  short-term
obligations   include:   money  market   securities,   commercial   paper,  bank
certificates of deposit, and repurchase agreements  collateralized by government securities.  Investments in commercial  paper are restricted to companies in the top two  short-term  rating  categories  by  Moody's  Investment  Service,  Inc.
(Moody's) and Standard & Poor's Corporation.

Repurchase  Agreements.  The Fund may  invest  in issues  of the  United  States
Treasury or a United States government agency subject to repurchase  agreements.
A  repurchase  agreement  involves the sale of  securities  to the Fund with the concurrent  agreement by the seller to repurchase  the  securities at the Fund's cost plus  interest at an agreed  rate upon  demand or within a specified  time, thereby determining the yield during the Fund's period of ownership.  The result is a fixed rate of return insulated from market fluctuations during such period.
Under the 1940 Act, repurchase agreements are considered loans by the respective
Fund.

The Fund will enter into  repurchase  agreements  only with United  States banks having assets in excess of $1 billion  which are members of the Federal  Deposit
Insurance  Corporation,  and  with  certain  securities  dealers  who  meet  the qualifications  established  from time to time by the Board of  Trustees  of the
Trust or, the Board's delegate.  The term to maturity of a repurchase  agreement normally will be no longer than a few days.  Repurchase  agreements  maturing in more than seven days and other  illiquid  securities  will not exceed 15% of the net assets of the Fund.

Covered Call Options.  The Fund is authorized to write (i.e.  sell) covered call options on the  securities  in which it may  invest  and to enter  into  closing purchase  transactions  with respect to certain of such options.  A covered call option is an option where the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the  contract.  (See "Risk  Factors  Applicable  to
Covered Call Options").  Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Money Market  Securities.  Investments  by the Fund in money  market  securities shall include  government  securities,  commercial  paper,  bank certificates of deposit and  repurchase  agreements  collateralized  by  government  securities.
Investment in commercial  paper is restricted to companies in the top two rating categories by Moody's and Standard & Poor's.

Asset-Backed  Securities.  The  Fund  may  invest  in  asset-backed  securities.
Asset-backed  securities  are  collateralized  by short  maturity  loans such as automobile receivables,  credit card receivables,  other types of receivables or assets.  Credit  support  for  asset-backed  securities  may  be  based  on  the underlying assets and/or provided through credit  enhancements by a third party.
Credit  enhancement  techniques  include  letters  of credit,  insurance  bonds,
limited   guarantees   (which   are   generally   provided   by   the   issuer),
senior-subordinated structures and over-collateralization.

ADRs. The Fund may gain  international  exposure  through  investing in American
Depository  Receipts  (ADRs).  ADRs,  which are issued by  domestic  banks,  are publicly  traded in the United  States and  represent  ownership  in  underlying foreign  securities.  The Fund does not intend to invest  more than [5]% in ADRs and does not  intend  to  invest  directly  in  foreign  securities  or  foreign currencies. (See "Risk Factors Applicable to ADRs.")

Risk Factors

Risk Factors  Applicable  to Small  Capitalization  Securities.  Investments  in
common stocks in general are subject to market, economic and business risks that will cause  their  price to  fluctuate  over time.  Investment  in such  smaller company  securities  may involve  greater price  volatility  than  securities of larger, more established companies

Risk Factors  Applicable to ADRs. Most ADRs are traded on an U.S. stock exchange and can be  sponsored  or  unsponsored.  Issuers  of  unsponsored  ADRs  are not contractually  obligated  to  disclose  material  information  in the U.S.  and, therefore,  there may not be a  correlation  between  such  information  and the market value of the unsponsored ADR.

ADRs do not involve the same direct  currency and liquidity  risks as securities denominated in foreign currency. However, their value will generally be affected by currency  fluctuations  that alter the value of the security  underlying  the
ADRs with respect to the U.S. dollar.

Risk Factors Applicable to Covered Call Options.  The Fund may engage in covered call option  transactions as described  herein. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying  security above the option  exercise price.
In addition,  the Fund's ability to sell the underlying security will be limited while the  option  is in  effect  unless  the Fund  effects  a closing  purchase transaction.  A closing purchase  transaction cancels out the Fund's position as the  writer of an  option by means of an  offsetting  purchase  of an  identical option  prior  to  the  expiration  of  the  option  it has  written.  Upon  the termination  of the Fund's  obligation  under a covered  call option  other than through exercise of the option,  the Fund will realize a short-term capital gain or loss.  Any gain  realized  by a Fund from the  exercise  of an option will be short- or long-term  depending  on the period for which the stock was held.  The writing of covered call options  creates a straddle that is potentially  subject to the straddle rules, which may override some of the foregoing rules and result in a deferral of some losses for tax purposes.

Risk  Factors  Applicable  to  Repurchase  Agreements.  The Fund may enter  into repurchase agreements.  The use of repurchase agreements involves certain risks.
For  example,  if the seller of the  agreement  defaults  on its  obligation  to repurchase  the  underlying  securities  at a  time  when  the  value  of  these securities has declined, the Fund may incur a loss when the securities are sold.
If the seller of the agreement  becomes  insolvent and subject to liquidation or reorganization  under the  Bankruptcy  Code or other  laws,  disposition  of the underlying  securities may be delayed pending court proceedings.  Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled  through stringent  security  selection criteria and careful monitoring procedures.

Fundamental  Investment  Policies and  Restrictions.  The following  fundamental policies  have been  adopted  the Board of  Trustees  of the Trust for the Fund.
These  policies  cannot be changed  without the  approval of a "majority  of the outstanding  voting  securities" of the Fund. Under the 1940 Act, a "majority of the outstanding  voting securities" of the Fund means the vote of: (i) more than
50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting,  if the holders of more than
50% of the  outstanding  voting  securities are present or represented by proxy, whichever is less. In cases where the current  legal or  regulatory  limitations are explained, such explanations are not part of the fundamental restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

The Fund is classified as diversified as defined under the 1940 Act and the Fund may not change its classification  from diversified to  non-diversified  without shareholder  approval.  Under the 1940 Act, diversified generally means that the
Fund may not,  with respect to 75% of its total  assets,  invest more than 5% of its total assets in securities of any one issuer (except  obligations  issued or guaranteed  by the  U.S.  Government,  its  agencies  or  instrumentalities  and securities  issued by  investment  companies),  or purchase more than 10% of the voting securities of any one issuer.

The Fund will not make  investments  that will result in the  concentration  (as that term may be defined in the 1940 Act, any rule or order thereunder,  or U.S.
Securities and Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry.
The SEC staff currently takes the position that a mutual fund  concentrates  its investments  in a  particular  industry  if 25% or more of its total  assets are invested in issuers within the industry.  This restriction does not limit a Fund from investing in obligations  issued or guaranteed by the U.S.  government,  or its agencies or  instrumentalities.  In applying the Fund's  fundamental  policy concerning industry concentration, it is a matter of non-fundamental policy that investments  in certain  categories  of companies  will not be  considered to be investments in a particular industry.  In particular,  technology companies will be divided  according to their  products and  services,  for example,  hardware, software,  information services and outsourcing, or telecommunications will each be a separate industry.  Also, for example: (i) financial service companies will be  classified  according  to the end  users of  their  services,  for  example, automobile finance, bank finance and diversified finance will each be considered a separate industry;  (ii) asset-backed  securities will be classified according to the underlying  assets securing such securities;  and (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

In addition, the Fund will not:

(1) Borrow  money or issue senior  securities,  except as the 1940 Act, any rule thereunder,  or SEC staff  interpretation  thereof,  may permit.  The  following sentence  is intended to describe  the  current  regulatory  limits  relating to senior  securities and borrowing  activities  that apply to mutual funds and the information  in the  sentence  may be changed  without  shareholder  approval to reflect  legal or  regulatory  changes.  A fund may borrow up to 5% of its total assets for temporary  purposes and may also borrow from banks,  provided that if borrowings  exceed 5%, the fund must have  assets  totaling at least 300% of the borrowing  when the amount of the borrowing is added to the fund's other assets.
The effect of this  provision is to allow the Fund to borrow from banks  amounts up  to  one-third  (33  1/3%)  of  its  total  assets  (including  those  assets represented by the borrowing);

(2) Underwrite the securities of other issuers,  except that the Fund may engage in  transactions  involving  the  acquisition,  disposition  or  resale  of  its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933;

(3)  Purchase or sell real estate,  unless  acquired as a result of ownership of securities  or other  instruments  and provided that this  restriction  does not prevent the Fund from  investing  in issuers  which  invest,  deal or  otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein;

(4)  Purchase  or sell  physical  commodities,  unless  acquired  as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities;

(5) Make loans,  provided that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase  agreements,  and loaning its assets to broker/dealers or institutional investors.

Non-Fundamental  Investment  Policies  and  Restrictions.  In  addition  to  the fundamental  restrictions  described above,  and the various general  investment policies described in the Prospectus,  the Fund will be subject to the following non-fundamental  investment  restrictions,  which may be changed by the Board of
Trustees without shareholder approval.

(1) The Fund is permitted  to invest in other  investment  companies,  including open-end,  closed-end or unregistered  investment  companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with  a  merger,  reorganization,  consolidation  or  other  similar transaction.  However, the Fund may not operate as a fund of funds which invests primarily  in the shares of other  investment  companies as permitted by Section
12(d)(1)(F)  or (G)  of  the  1940  Act,  if its  own  shares  are  utilized  as investments  by  such a fund  of  funds.  Under  current  legal  and  regulatory requirements, the Fund may invest up to 5% of its total assets in the securities of any one  investment  company,  but may not own more than 3% of any investment company or invest more than 10% of its total assets in the  securities  of other investment companies;

(2) The Fund may not invest more than 15% of its net assets in securities  which it can not sell or dispose of in the  ordinary  course of business  within seven days at approximately the value at which the Fund has valued the investment; and

(3) The Fund will not borrow for the purpose of leveraging its  investments.  In this regard,  the Fund will not purchase  portfolio  securities  when borrowings exceed 5% of its total assets.

Portfolio  Transactions.  Decisions to buy and sell  securities for the Fund are made by Kornitzer Capital Management, Inc. ("Kornitzer").  Officers of the Trust
and Kornitzer are generally  responsible for implementing and supervising  these decisions,  including  allocation of portfolio  brokerage and principal business and the negotiation of commissions and/or price of the securities.  In instances where  securities  are  purchased  on a  commission  basis,  the Fund  will seek competitive and reasonable  commission rates based on circumstances of the trade involved  and to the extent  that they do not  detract  from the  quality of the execution.

The level of brokerage  commissions generated by the Fund is directly related to the  number  and the size of the buy and sell  transactions  into which the Fund enters.  The  frequency and size of these  transactions  are affected by various factors  such  as  cash  flows  into  and  out of  the  Fund,  or the  manager's interpretation of the market or economic environment.

The Fund, in purchasing  and selling  portfolio  securities,  will seek the best available  combination  of execution  and overall price (which shall include the cost of the transaction)  consistent with the  circumstances  which exist at the time. The Fund does not intend to solicit competitive bids on each transaction.

The Fund  believes it is in its best  interest  to have a stable and  continuous relationship  with  a  diverse  group  of  financially  strong  and  technically qualified  broker-dealers  who will provide  quality  executions at  competitive rates.  Broker-dealers  meeting these  qualifications  also will be selected for their demonstrated loyalty to the respective Fund, when acting on its behalf, as well as for any research or other services  provided to the respective Fund. The
Fund may execute a  substantial  portion of the portfolio  transactions  through brokerage firms that are members of the New York Stock Exchange or through other major  securities  exchanges.  When buying  securities  in the  over-the-counter market,  the Fund will select a broker who  maintains  a primary  market for the security unless it appears that a better  combination of price and execution may be obtained  elsewhere.  The Fund will not normally pay a higher commission rate to  broker-dealers  providing  benefits  or  services to it than it would pay to broker-dealers who did not provide such benefits or services.  However, the Fund reserves the right to do so within the  principles  set out in Section  28(e) of the  Securities  Exchange  Act of 1934 when it appears that this would be in the best interests of its shareholders.

No  commitment  is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio  securities,  and no specific formula is used in placing such business.  Allocation is reviewed regularly by the Board of Trustees of the Fund and Jones & Babson, Inc., the Fund's underwriter and distributor.

Since the Fund does not market  its  shares  through  intermediary  brokers  and dealers,  it is not the Fund's  practice  to  allocate  brokerage  or  principal business  on the  basis of sales of its  shares  that may be made  through  such firms.  However,  they may place portfolio orders with qualified  broker-dealers who recommend the Fund to their clients,  or who act as agent in the purchase of the Fund's shares for their clients.

Research  services  furnished  by  broker-dealers  may be useful  to the  Fund's manager and its  investment  counsel in serving other clients.  Conversely,  the
Fund  may  benefit  from  research  services  obtained  by  the  manager  or its investment counsel from the placement of portfolio brokerage of other clients.

When the manager in its fiduciary duty believes it to be in the best interest of the  shareholders,  the Fund may join with other  clients of the manager and its investment counsel in acquiring or disposing of a portfolio holding.  Securities acquired or proceeds obtained will be equitably  distributed among the Funds and other  clients  participating  in  the  transaction.  In  some  instances,  this investment  procedure  may affect the price paid or  received by the Fund or the size of the position obtained by the Fund.

                              PERFORMANCE MEASURES

The Fund may advertise  "average  annual total  return" over various  periods of time. Such total return figures show the average  percentage  change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring  period.  These figures reflect changes in the price of the
Fund's  shares  and  assume  that any  income  dividends  and/or  capital  gains distributions  made by the Fund during the period were  reinvested  in shares of the Fund.  Figures will be given for recent one-, five- and ten-year periods (if applicable),  and  may be  given  for  other  periods  as  well  (such  as  from commencement  of  the  Fund's  operations,  or on a  year-by-year  basis).  When considering  "average" total return figures for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Total Return.  The Fund's "average  annual total return"  figures  described and shown below are computed according to a formula prescribed by the Securities and
Exchange Commission. The formula can be expressed as follows:

 P(1+T)n =  ERV

 Where: P=  a  hypothetical initial payment
            of $1,000

        T =  average annual total return

        n =  number of years

     ERV  = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other)  periods at the end of the
          1, 5 or 10 year (or other) periods (or fractional portions thereof).

From time to time, the Fund may quote its yield in  advertisements,  shareholder reports or other  communications to shareholders.  Yield is calculated according to the following standardized SEC formula.

Current yield reflects the income per share earned by the Fund's investments.

Current  yield is  determined  by dividing the net  investment  income per share earned  during a 30-day base period by the maximum  offering  price per share on the last day of the period and annualizing the result.  Expenses accrued for the period include any fees charged to all shareholders during the base period.

The SEC standardized yield formula is as follows:

               a - b       6
Yield = 2   { _______  + 1}    - 1
                cd

      Where:

a  =  dividends and interest earned during the period
b  =  expenses accrued for the period (net of reimbursements)
c  =  the average daily number of shares outstanding during the period that were entitled to receive dividends
d  =  the maximum offering price per share on the last day of the period.

Performance Comparisons. In advertisements or in reports to shareholders, a Fund may  compare  its  performance  to that  of  other  mutual  funds  with  similar investment  objectives and to stock or other relevant indices.  For example,  it may compare its performance to rankings prepared by Lipper Analytical  Services,
Inc.  (Lipper),  a widely  recognized  independent  service  which  monitors the performance  of  mutual  funds.  The Fund may  compare  its  performance  to the
Standard  &  Poor's 500 Stock Index  (S&P  500),  an index of  unmanaged groups  of  common  stocks,  the Dow  Jones  Industrial  Average,  a  recognized unmanaged index of common stocks of 30 industrial  companies listed on the NYSE, the Russell  2000 Index,  a small  company  stock index,  or the Consumer  Price
Index.

Performance rankings, recommendations, published editorial comments and listings reported in Money,  Barron's,  Kiplinger's Personal Finance Magazine,  Financial
World,  Forbes,  U.S. News &  World Report,  Business  Week, The Wall Street
Journal,  Investors Business Daily, USA Today, Fortune and Stanger's may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as  performance  listings  and  rankings  from  Morningstar  Mutual  Funds,
Personal  Finance,  Income and Safety,  The Mutual  Fund  Letter,  No-Load  Fund
Investor,  United Mutual Fund  Selector,  No-Load Fund Analyst,  No-Load Fund X,
Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment
Technologies,  Inc.,  Wiesenberger  Investment  Companies Service and Donoghue's
Mutual Fund Almanac.

                          PURCHASING AND SELLING SHARES

Purchases. We will not be responsible for the consequences of delays,  including delays in the  banking  or  Federal  Reserve  wire  systems.  We cannot  process transaction requests that are not complete and in good order as described in the prospectus.  If you use the  services of any other  broker to purchase or redeem shares of the Fund,  that broker may charge you a fee. Each order  accepted will be fully  invested  in whole and  fractional  shares,  unless the  purchase of a certain  number of whole shares is  specified,  at the net asset value per share next effective after the order is accepted by the Fund.

Each  investment  is confirmed by a  year-to-date  statement  that  provides the details  of the  immediate  transaction,  plus all  prior  transactions  in your account during the current year. This includes the dollar amount  invested,  the number of shares  purchased or redeemed,  the price per share, and the aggregate shares owned.  A transcript of all activity in your account  during the previous year will be furnished  each January.  By retaining  each annual summary and the last  year-to-date  statement,  you have a  complete  detailed  history  of your account that provides  necessary  tax  information.  A duplicate  copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally,  the shares that you  purchase  are held by the Fund in open  account, thereby relieving you of the  responsibility of providing for the safekeeping of
a  negotiable  share  certificate.   Should  you  have  a  special  need  for  a
certificate,  one will be issued on  request  for all or a portion  of the whole shares  in  your  account.  A  charge  of  $25.00  will be  made  for the  first certificate  issued and any  replacement  certificates.  In order to protect the interests of the other  shareholders,  share  certificates will be sent to those
shareholders   who  request  them  only  after  the  Fund  has  determined  that unconditional  payment for the shares  represented by the  certificate  has been received by its custodian, UMB Bank, n.a.

If an  order  to  purchase  shares  must be  canceled  due to  non-payment,  the purchaser will be  responsible  for any loss incurred by the Fund arising out of such  cancellation.  To recover any such loss,  the Fund  reserves  the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Fund  reserves the right in its sole  discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management,  such withdrawal or rejection is in the best interest of the Fund and its shareholders.

The Fund  reserves the right to refuse to accept  orders for Fund shares  unless accompanied by payment,  except when a responsible  person has  indemnified  the
Fund against losses resulting from the failure of investors to make payment.  If an order to purchase shares must be canceled due to  non-payment,  the purchaser will be  responsible  for any  loss  incurred  by the Fund  arising  out of such cancellation.  To recover any such loss,  the Fund  reserves the right to redeem shares by any  purchaser  whose order is  canceled,  and such  purchaser  may be prohibited or restricted in the manner of placing further orders.

Sales (Redemptions).  We will not be responsible for the consequences of delays, including  delays in the  banking or Federal  Reserve  wire  systems.  We cannot process  transaction  requests that are not complete and in good order.  We must receive an  endorsed  share  certificate  with a  signature  guarantee,  where a certificate has been issued.

The right of  redemption  may be  suspended,  or the date of  payment  postponed beyond the normal  three-day period by the Board of Trustees under the following conditions  authorized by the Investment Company Act of 1940: (1) for any period
(a) during  which the New York Stock  Exchange is closed,  other than  customary weekend and holiday  closing,  or (b) during which trading on the New York Stock
Exchange is restricted; (2) for any period during which an emergency exists as a result  of  which  (a)  disposal  by the Fund of  securities  owned by it is not reasonably  practical,  or (b) it is not  reasonably  practical  for the Fund to determine the fair value of its net assets; or (3) for such other periods as the
Securities and Exchange Commission may by order permit for the protection of the
Fund's shareholders.

The Fund has elected to be governed by Rule 18f-1 under the  Investment  Company
Act of 1940  pursuant to which the Fund is obligated to redeem  shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any
90-day period for any one  shareholder.  Should  redemptions by any  shareholder exceed such  limitation,  the Fund may redeem the excess in kind.  If shares are redeemed  in kind,  the  redeeming  shareholder  may  incur  brokerage  costs in converting the assets to cash.

Signature  Guarantees.  Signature  guarantees normally reduce the possibility of forgery and are required in connection  with each  redemption  method to protect shareholders from loss. Signature guarantees are required in connection with all redemptions of $25,000 or more by mail or changes in share registration,  except as provided in the  Prospectus.  Signature  guarantees must appear together with the signature(s) of the registered owner(s) on:

(1)  a written request for redemption in excess of $25,000;

(2)  a separate instrument of assignment,  which should specify the total number of shares to be redeemed  (this "stock power" may be obtained from the Fund or from most banks or stock brokers);

(3)  all stock certificates tendered for redemption; or

(4)  a request for a redemption check to be sent to a different  payee,  bank or address then we have on file.

How Share Price is  Determined.  The net asset value per share is computed  once daily,  Monday through Friday, at 4:00 p.m. (Eastern Time) except: days when the
Fund is not open for  business;  days on which changes in the value of portfolio securities will not materially  affect the net asset value; days during which no purchase or redemption order is received by the Fund; and customary holidays.

The Fund  does not  compute  its net  asset  value  on the  following  customary holidays:

New Year's Day                       January 1
Martin Luther King Jr. Day           Third Monday in January
Presidents' Holiday                  Third Monday in February
Good Friday                          Friday before Easter
Memorial Day                         Last Monday in May
Independence Day                     July 4
Labor Day                            First Monday in September
Thanksgiving Day                     Fourth Thursday in November
Christmas Day                        December 25

Additional Purchase and Redemption Policies.  We reserve the right to:

Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.

Cancel or change  the  telephone  investment  service,  the  telephone/telegraph exchange service and the automatic monthly  investment plan without prior notice to you where in the best interest of the Fund and its investors.

Begin  charging a fee for the  telephone  investment  service  or the  automatic monthly  investment  plan and to cancel or change  these  services  upon 15 days written notice to you.

Begin charging a fee for the telephone/telegraph service and to cancel or change the service upon 60 days written notice to you.

Begin  charging a fee for the  systematic  redemption  plan upon 30 days written notice to you.

Waive signature  guarantee  requirements  in certain  instances where it appears reasonable  to do  so  and  will  not  unduly  affect  the  interests  of  other shareholders.  We may waive the signature guarantee requirement if you authorize the  telephone/telegraph  redemption  method  at the same  time you  submit  the initial application to purchase shares.

Require a signature  guarantee if there  appears to be a pattern of  redemptions designed  to avoid the  signature  guarantee  requirement,  or if we have  other reason to believe that this  requirement  would be in the best  interests of the
Fund and its shareholders.

                      MANAGEMENT OF THE TRUST AND THE FUND

Trustees and Officers. The Trustees of the Trust are responsible for supervising the  business  operations  of the  Fund.  The  business  of the Fund is  largely conducted by the Fund's manager,  Kornitzer Capital  Management,  Inc., which is subject to the supervision and control of the Board of Trustees.

The following table lists the officers and Trustees of the Trust and their ages.

*Stephen S. Soden (55),  President  and Trustee.  700 Karnes  Boulevard,  Kansas
City, Missouri 64108-3306.  President and Director, Jones & Babson, Inc. and
of each of the Babson  Funds,  UMB Scout Funds,  Buffalo Funds and the Investors
Mark Series Fund, Inc.; President and Trustee, D.L. Babson Bond Trust; Mr. Soden
is Director and Senior Vice  President of Business  Men's  Assurance  Company of
America,  Inc. and serves as President and Director of BMA  Financial  Services,
Inc.

*Kent W. Gasaway (40), Trustee.  5420 West 61st Place,  Shawnee Mission,  Kansas
66205.  Director of each Buffalo Fund since  inception.  Senior Vice  President,
Kornitzer Capital Management,  Inc., since November 1991; and formerly Assistant
Vice President, Waddell & Reed, Inc., (mutual fund manager) from May 1982 to
November 1991.

Thomas S. Case (59), Trustee. 515 Piney Creek Road, Reno, Nevada 89511. Director
of each Buffalo Fund since inception;  Retired; and formerly President and Chief
Executive Officer, the Frankona American Companies (insurance company).

Gene M. Betts (48).  Trustee.  P.O.  Box 11315,  Kansas  City,  Missouri  64112.
Director of each Buffalo Fund since February 6, 2001,  Senior Vice President and
Treasurer,  Sprint  Corporation  (telecommunications)  since 1987; and formerly,
Director, Great Plains Trust Company (1994-2000).

J. Gary  Gradinger  (57),  Trustee.  400 E. 10th Avenue,  Kansas City,  Missouri
64116. Director of each Buffalo Fund since February 6, 2001, Chairman, President and Chief  Executive  Officer,  Golden  Star Inc.  (manufacturer  of textile and cleaning products) since 1968.

Philip J. Kennedy (55), Trustee.  1109 E. Pine Street, Grove City,  Pennsylvania
16127.  Director of each Buffalo Fund since  February 6, 2001,  Faculty  member,
Accounting  Department,  Slippery  Rock  University  since  1984;  Self-employed consultant and certified public accountant; and formerly, Director, Great Plains
Trust Company (1994-2000).

P. Bradley Adams (40),  Vice  President  and  Treasurer.  700 Karnes  Boulevard,
Kansas City,  Missouri  64108-3306.  Vice President and  Treasurer,  Jones &
Babson,  Inc.,  and of each of the Babson  Funds,  UMB Scout  Funds and  Buffalo
Funds; Principal Financial Officer, Investors Mark Series Fund, Inc.

W. Guy Cooke (39),  Vice  President  and Chief  Compliance  Officer.  700 Karnes
Boulevard,  Kansas City, Missouri  64108-3306.  Chief Compliance Officer,  Jones
&  Babson,  Inc.;  Vice President and Chief  Compliance  Officer of the nine investment  companies  within the Babson Mutual Fund Group;  Vice  President and
Chief  Compliance  Officer of the ten investment  companies within the UMB Scout
Funds group; Vice President and Chief Compliance  Officer of the five investment companies  within the Buffalo  Group of Mutual Funds;  Vice  President and Chief
Compliance  Officer,  AFBA Five Star Fund,  Inc.  Mr.  Cooke  joined Jones &
Babson in March 1998 and  previously  was  Director  of  Compliance  at American
Century Companies.

Martin A. Cramer (50),  Vice  President  and  Secretary.  700 Karnes  Boulevard,
Kansas City,  Missouri  64108-3306.  Vice President and  Secretary,  Jones &
Babson,  Inc.,  and of each of the Babson  Funds,  UMB Scout  Funds and  Buffalo
Funds; Secretary and Secretary, Investors Mark Series Fund, Inc.

Constance E. Martin (39), Vice  President.  700 Karnes  Boulevard,  Kansas City,
Missouri  64108-3306.  Assistant Vice President,  Jones & Babson, Inc.; Vice
President of each of the Babson Funds, UMB Scout Funds and Buffalo Funds.

Compensation.  None of the Trustees or officers will be remunerated by the Funds for their normal duties and services.  Their  compensation  and expenses arising out of normal  operations  will be paid by Kornitzer under the provisions of the
Management Agreement

As of May 1, 2001 the  officers  and Trustees as a group own less than 1% of the
Fund.

Manager and  Investment  Adviser.  Kornitzer  serves as manager  and  investment adviser to the Fund.  Kornitzer is a federally  registered  investment  advisory firm that was founded in 1989. It currently manages  approximately  $1.2 billion in client assets for mutual funds,  corporations,  pensions and individuals.  In addition to the Buffalo  Funds,  Kornitzer  serves as  sub-adviser to the AFBA 5
Star Funds, a family of four mutual funds sold  primarily to military  personnel with objectives and policies  substantially similar to the Buffalo Funds (except that there is no small cap fund in the AFBA 5 Star Funds family).

Kornitzer is a closely-held  corporation controlled by persons who are active in the  management  of the firm's  business.  John C.  Kornitzer  is the  principal stockholder  of the firm and serves as the firm's  president and Chairman of the
Board of Directors.  Kent W. Gasaway and Thomas W. Laming who, together with Mr.
Kornitzer,  are  responsible for managing the Fund, each own more than 5% of the firm.

Jones  &  Babson,  Inc.  serves  as  underwriter,  transfer  agent  and fund accounting agent for the funds in the Buffalo Group of Mutual Funds.

As compensation for all the foregoing services, the Fund pays Kornitzer a fee at the  annual  rate of one  percent  (1%) of average  daily net assets  from which
Kornitzer pays Jones & Babson,  Inc. a fee of 50/100 of 1% (.50%) of average daily net assets.  Both fees are  computed  daily;  the fee to Kornitzer is paid monthly.

Certain  officers  and  Trustees of the Trust are also  officers,  trustees,  or directors or both of other Buffalo Funds, Jones & Babson, Inc. or Kornitzer.
Jones  &  Babson,  Inc.  is a  wholly-owned  subsidiary  of  Business  Men's
Assurance  Company of America,  which is considered  to be a controlling  person under the Investment  Company Act of 1940.  Assicurazioni  Generali  S.P.A.,  an
insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling  person and is the ultimate  parent of Business Men's Assurance
Company of America. Mediobanca is a 5% owner of Generali.

Code of Ethics. The Fund, its investment adviser, and principal underwriter have each adopted a code of ethics,  as required by federal  securities  laws.  Under each code of ethics,  persons who are designated as access persons may engage in personal securities  transactions,  including  transactions involving securities that  may be  purchased  or  sold  by  any  Fund,  subject  to  certain  general restrictions and procedures. Each code of ethics contains provisions designed to substantially  comply  with  the  recommendations  contained  in the  Investment
Company Institute's 1994 Report of the Advisory Group on Personal Investing. The
codes of ethics are on file with the Securities and Exchange Commission.

Custodian.  The  Fund's  assets  are held  for  safe-keeping  by an  independent custodian,  UMB Bank, n.a. This means UMB Bank, n.a.,  rather than the Fund, has possession of the Fund's cash and securities.  UMB Bank, n.a. is not responsible for the Fund's investment management or administration.  But, as directed by the
Fund's  officers,  it delivers  cash to those who have  securities  to a Fund in return for such  securities,  and to those who have purchased  securities from a
Fund, it delivers such  securities in return for their cash purchase  price.  It also collects  income  directly  from issuers of securities  owned by a Fund and holds this for payment to shareholders after deduction of a Fund's expenses. The custodian is compensated by Jones & Babson,  Inc. out of the fees paid to it by the manager. There is no charge to the Fund.

Independent  Auditors.  Ernst & Young LLP, One Kansas City Place,  1200 Main
Street, Suite 2000, Kansas City, Missouri 64105, has been selected as the Fund's independent auditors.

Control Persons and Principal Holders of the Fund. As of May 1, 2001, there were no control persons or principal  holders of shares of the Fund.  Control persons are persons deemed to control a fund because they own  beneficially  over 25% of the  outstanding  equity  securities.  Principal  holders are  persons  that own beneficially 5% or more of a Fund's outstanding equity securities.

                             DISTRIBUTIONS AND TAXES

Distributions  of net investment  income.  The Fund receives income generally in the form of  dividends  and  interest  on its  investments.  This  income,  less expenses  incurred  in the  operation  of the  Fund,  constitutes  a Fund's  net investment  income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions  of capital gains. The Fund may derive capital gains and losses in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  from net  short-term  capital  gains  will be  taxable  to you as ordinary income.  Distributions from net long-term capital gains will be taxable to you as long-term  gain,  regardless  of how long you have held your shares in the  Fund.  Any  net  capital  gains  realized  by the  Fund  generally  will be distributed  once  each  year,  and  may  be  distributed  more  frequently,  if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of  distributions.  The Fund will inform you of the amount of your ordinary income dividends and capital gains  distributions at the time they are paid,  and will  advise you of their tax  status  for  federal income tax purposes  shortly after the close of each calendar  year. If you have not held Fund shares for a full year,  the Fund may designate and  distribute to you, as ordinary  income or capital  gain,  a  percentage  of income that is not equal to the  actual  amount of such  income  earned  during  the period of your investment in the Fund.

Election  to be taxed as a regulated  investment  company.  The Fund  intends to elect to be treated as a regulated  investment company under Subchapter M of the
Internal  Revenue Code. As a regulated  investment  company,  the Fund generally pays no income  tax on the  income and gains it  distributes  to you.  The Board reserves the right not to maintain the  qualification of the Fund as a regulated investment  company if it  determines  such course of action to be beneficial to shareholders.  In such case,  the Fund will be subject to federal,  and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary  dividend  income to the extent of the Fund's earnings and profits.

Excise  tax  distribution  requirements.  To avoid  federal  excise  taxes,  the
Internal  Revenue Code  requires the Fund to distribute to you by December 31 of each year, at a minimum,  the  following  amounts:  98% of its taxable  ordinary income  earned  during the  calendar  year;  98% of its capital  gain net income earned  during  the  twelve  month  period  ending  October  31; and 100% of any undistributed  amounts from the prior year.  The Fund intends to declare and pay these  amounts in December (or in January that are treated by you as received in
December)  to avoid these  excise  taxes,  but can give no  assurances  that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares.  Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, or exchange your Fund shares for shares of a different Buffalo Fund, the
IRS will require that you report a gain or loss on your  redemption or exchange.
If you hold your  shares as a capital  asset,  the gain or loss that you realize will be capital  gain or loss and will be  long-term  or  short-term,  generally depending on how long you hold your shares.  Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term  capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the  redemption  of your Fund shares will be  disallowed  to the extent that you buy other  shares in the Fund
(through  reinvestment of dividends or otherwise) within 30 days before or after your share  redemption.  Any loss disallowed  under these rules will be added to your tax basis in the new shares you buy.

U.S. government obligations. Many states grant tax-free status to dividends paid to you from  interest  earned  on  direct  obligations  of the U.S.  government, subject in some states to minimum  investment  requirements  that must be met by the Fund.  Investments in Government  National  Mortgage  Association or Federal
National Mortgage Association securities, bankers acceptances,  commercial paper and repurchase  agreements  collateralized by U.S. government  securities do not generally qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends-received   deduction  for   corporations.   If  you  are  a  corporate
shareholder,  you should note that the Fund  anticipates that some percentage of the dividends it pays will qualify for the dividends-received deduction. In some circumstances,  you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends.
The  dividends-received  deduction  will  be  available  only  with  respect  to dividends  designated by the Fund as eligible for such treatment.  All dividends
(including the deducted  portion) must be included in your  alternative  minimum taxable income calculation.

                              FINANCIAL STATEMENTS

The Fund is new therefore there are no financial  statements.  Unaudited reports to shareholders will be published at least semiannually.

                         GENERAL INFORMATION AND HISTORY

Buffalo  Funds was organized as a Delaware  business  trust on February 14, 2001 and is registered as an investment company under the 1940 Act. All shares of the
Fund issued by the Trust have the same  rights and  privileges  as other  shares issued by the Fund. Each full and fractional share, issued and outstanding,  has
(1) equal voting  rights with  respect to matters that affect the Fund,  and (2)
equal dividend,  distribution  and redemption  rights to the assets of the Fund.
Shares when issued are fully paid and non-assessable. The Trust may create other series of stock. Shareholders do not have pre-emptive or conversion rights.

Non-cumulative  voting - Shares of the Fund have  non-cumulative  voting rights, which  means that the  holders of 50% of the shares  voting for the  election of
Trustees  can elect 100% of the  Trustees,  if they choose to do so, and in such event,  the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

The Trust will not hold annual  meetings  except as required by the 1940 Act and other applicable laws.

                             FIXED INCOME SECURITIES
                              DESCRIBED AND RATINGS

Description of Bond Ratings:

Standard & Poor's Corporation (S&P).

AAA  Highest Grade.  These securities  possess the ultimate degree of protection as to principal and interest.  Marketwise,  they move with interest  rates, and hence provide the maximum safety on all counts.

AA   High Grade.  Generally,  these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A    Upper-medium Grade. They have considerable investment strength, but are not entirely  free from  adverse  effects  of  changes  in  economic  and trade conditions. Interest and principal are regarded as safe. They predominately reflect  money rates in their market  behavior  but, to some  extent,  also economic conditions.

BBB  Bonds  rated  BBB are  regarded  as  having  an  adequate  capacity  to pay
     principal  and  interest.   Whereas  they   normally   exhibit   protection
     parameters,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity to pay  principal  and  interest for bonds in this category than for bonds in the A category.

BB,  B, CCC,  CC Bonds  rated BB, B, CCC and CC are  regarded,  on  balance,  as predominantly  speculative  with  respect to the  issuer's  capacity to pay
     interest  and  repay   principal  in  accordance  with  the  terms  of  the
     obligations.  BB  indicates  the lowest  degree of  speculation  and CC the highest  degree of  speculation.  While such bonds  will  likely  have some quality  and  protective  characteristics,  these are  outweighed  by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's).

Aaa  Best Quality. These securities carry the smallest degree of investment risk and  are  generally  referred  to as  "gilt-edge."  Interest  payments  are protected by a large, or by an exceptionally  stable margin,  and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the  fundamentally strong position of such issues.

Aa   High  Quality by All  Standards.  They are rated  lower than the best bonds because  margins of  protection  may not be as large as in Aaa  securities, fluctuation of protective  elements may be of greater  amplitude,  or there may be other  elements  present  which  make  the  long-term  risks  appear somewhat greater.

A    Upper-medium  Grade.  Factors giving security to principal and interest are
     considered   adequate,   but  elements  may  be  present  which  suggest  a
     susceptibility to impairment sometime in the future.

Baa  Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present,  but certain protective elements may be lacking or may be  characteristically  unreliable  over any
     great   length   of  time.   Such   bonds   lack   outstanding   investment
     characteristics and in fact have speculative characteristics as well.

Ba   Bonds  which are  rated Ba are  judged  to have  predominantly  speculative elements;  their future cannot be  considered  as well  assured.  Often the protection  of interest and  principal  payments  may be very  moderate and thereby  not well  safeguarded  during  both  good and bad  times  over the future. Uncertainty of position characterizes bonds in this class.

B    Bonds which are rated B generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds  which are  rated Caa are of poor  standing.  Such  issues  may be in default  or there  may be  present  elements  of  danger  with  respect  to principal or interest.

Ca   Bonds which are rated Ca represent  obligations  which are speculative in a high  degree.  Such  issues  are  often in  default  or have  other  marked shortcomings.

Description of Commercial Paper Ratings:

Moody's . . . Moody's commercial paper rating is an opinion of the ability of an issuer  to repay  punctually  promissory  obligations  not  having  an  original maturity in excess of nine  months.  Moody's has one rating - prime.  Every such prime rating  means  Moody's  believes  that the  commercial  paper note will be redeemed  as agreed.  Within  this  single  rating  category  are the  following classifications:

      Prime - 1      Highest Quality
      Prime - 2      Higher Quality
      Prime - 3      High Quality

The  criteria  used by Moody's for rating a  commercial  paper issuer under this graded system include, but are not limited to the following factors:

(1)  evaluation of the management of the issuer;

(2)  economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3)  evaluation of the issuer's products in relation to competition and customer acceptance;

(4)  liquidity;

(5)  amount and quality of long-term debt;

(6)  trend of earnings over a period of ten years;

(7)  financial  strength of a parent company and relationships  which exist with the issuer; and

(8)  recognition by the  management of  obligations  which may be present or may arise as a result of public  interest  questions and  preparations  to meet such obligations.

S&P  . .  .Standard  &  Poor's  commercial  paper  rating  is a  current assessment  of the  likelihood  of timely  repayment  of debt having an original maturity  of no more than 270 days.  Ratings  are graded  into four  categories, ranging from "A" for the highest quality  obligations to "D" for the lowest. The four categories are as follows:

A    Issues  assigned  this  highest  rating are regarded as having the greatest capacity for timely  payment.  Issues in this category are further  refined with the  designations  1, 2, and 3 to  indicate  the  relative  degree  of safety.

A-1  This  designation  indicates  that the  degree of safety  regarding  timely payment is very strong.

A-2  Capacity  for timely  payment on issues  with this  designation  is strong.
     However, the relative degree of safety is not as over-whelming.

A-3  Issues carrying this  designation  have a satisfactory  capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects
     of  changes  in  circumstances   than   obligations   carrying  the  higher
     designations.

B    Issues  rated "B" are  regarded  as having only an  adequate  capacity  for timely  payment.  Furthermore,  such  capacity  may be damaged by  changing conditions or short-term adversities.

C    This rating is  assigned to  short-term  debt  obligations  with a doubtful capacity for payment.

D    This rating  indicates  that the issuer is either in default or is expected to be in default upon maturity.

--------
* Directors who are interested persons as that term is defined in the Investment
Company Act of 1940, as amended.

                                      BUFFALO FUNDS

                                          PART C

                                    OTHER INFORMATION

ITEM 23.    EXHIBITS.

      (a)(1)   Agreement and Declaration of Registrant dated February 14, 2001 is filed herewith as Exhibit No. EX-99.a.1.

      (a)(2)   Certificate of Trust of Registrant as filed with the State of Delaware on
               February 14, 2001 is filed herewith as Exhibit No. EX-99.a.2.

      (b)      By-Laws of the Registrant are filed herewith as Exhibit No. EX-99.b.

      (c)      Instruments Defining Rights of Security Holders.

               See Article III, "Shares" and Article V "Shareholders' Voting Powers and
               Meetings" of the Registrant's Agreement and Declaration of Trust.

               See also, Article II, "Meetings of Shareholders" of the Registrant's
               By-Laws.

      (d)      Form of Management Agreement between the Registrant and Kornitzer Capital
               Management, Inc. is filed herewith as Exhibit No. EX-99.d.

      (e)      Form of Underwriting Agreement between the Registrant and Jones & Babson,
               Inc. is filed herewith as Exhibit No. EX-99.e.

      (f)      Bonus or Profit Sharing Contracts.

               Not Applicable.

      (g)      Custodian Agreement between the Registrant and UMB Bank, N.A. dated , May
               5, 1997 is filed herewith as Exhibit No. EX-99.g.

      (h)(1)   Form of Transfer Agency Agreement between the Registrant and Jones &
               Babson, Inc. is filed herewith as Exhibit No. EX-99.h.1.

      (h)(2)   Form of Services Agreement to be filed by Amendment.

      (i)      Opinion and Consent of Counsel to be filed by amendment

      (j)(1)   Consent of Auditors to be filed by amendment.

      (j)(2)   Power of Attorney is filed herewith as Exhibit No. EX-99.j.2.

      (k)      Omitted Financial Statements.

               Not Applicable.

      (l)      Initial Capital Agreements.

               Not Applicable.

      (m)      Rule 12b-1 Plan.

               Not Applicable.

      (n)      Rule 18f-3 Plan.

               Not Applicable.

      (p)(1)   Joint Code of Ethics of the Registrant and Jones & Babson is filed herewith as Exhibit No. EX-99.p.1.

      (p)(2)   Code of Ethics of Kornitzer Capital Management, Inc. is filed herewith as
               Exhibit No. EX-99.p.2.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

      None.

ITEM 25.    INDEMNIFICATION.

      Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any
Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

      Article VII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

      The principal business of Kornitzer Capital Management, Inc. is the management of the Buffalo Funds family of mutual funds.  Kornitzer Capital Management, Inc. also provides investment management services to the AFBA 5 Star Fund, Inc.

ITEM 27.    PRINCIPAL UNDERWRITER.

      (a)   Jones & Babson, Inc., the principal underwriter of the Registrant, also acts as principal underwriter for the following:

            UMB Scout Stock Fund, Inc.
                  -UMB Scout Stock Fund
                  -UMB Scout Stock Select Fund
            UMB Scout WorldWide Fund, Inc.
                  -UMB Scout WorldWide Fund
                  -UMB Scout WorldWide Select Fund
            UMB Scout Regional Fund, Inc.
            UMB Scout Balanced Fund, Inc.
            UMB Scout Bond Fund, Inc.
            UMB Scout Capital Preservation Fund, Inc.
            UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
            UMB Scout Money Market Fund, Inc.
            UMB Scout Tax-Free Money Market Fund, Inc.
            UMB Scout Funds
                  -UMB Scout Technology Fund
                  -UMB Scout Equity Index Fund
            David L. Babson Growth Fund, Inc.
            Babson Enterprise Fund, Inc.
            Babson Enterprise Fund II, Inc.
            D.L. Babson Money Market Fund, Inc.
                  -Babson Money Market Fund
            D.L. Babson Tax-Free Income Fund, Inc.
                  -Babson Tax-Free Income Fund
            D.L. Babson Bond Trust
                  -Portfolio L
                  -Portfolio S
            Babson Value Fund, Inc.
            Shadow Stock Fund, Inc.
            Babson-Stewart Ivory International Fund, Inc.
            Buffalo Balanced Fund, Inc.
            Buffalo Equity Fund, Inc.
            Buffalo High Yield Fund, Inc.
            Buffalo Small Cap Fund, Inc.
            Buffalo USA Global Fund, Inc.
            Investors Mark Series Fund, Inc.
            J&B Funds
                  -J&B Small-Cap International Fund
                  -J&B Small-Cap Aggressive Growth Fund
                  - J&B Mid-Cap Aggressive Growth Fund

      (b)   Herewith is the information required by the following table with respect to each director, officer or partner of the underwriter named in answer to Item
            20 of Part B:

    Name and Principal          Position & Offices        Positions & Offices
     Business Address            with Underwriter           with Registrant
     Stephen S. Soden              Chairman and          President, Chairman,
     700 Karnes Blvd.                Director                 and Trustee
     Kansas City, MO
     64108-3306
     Giorgio Balzer                  Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306
     Robert T. Kavich                Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306
     Edward S. Ritter                Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306
     Robert N. Sawyer                Director                    None
     700 Karnes Blvd.
     Kansas City, MO
     64108-3306
     Vernon W. Vorhees               Director                    None
     700 Karnes Blvd
     Kansas City, MO
     64108-3306
     P. Bradley Adams           Vice President and        Vice President and
     700 Karnes Blvd.               Treasurer                  Treasurer
     Kansas City, MO
     64108-3306
     Martin A. Cramer           Vice President and        Vice President and
     700 Karnes Blvd.               Secretary                  Secretary
     Kansas City, MO
     64108-3306

      (c)   The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal underwriting agreement.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.

      Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3)
promulgated thereunder, is in the physical possession of Jones & Babson, Inc., at BMA
Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306 and Kornitzer Capital
Management, Inc., 5420 West 61st Place, Shawnee Mission, KS, 66205-3084.

ITEM 29.    MANAGEMENT SERVICES.

      There are no management related service contracts not discussed in Part A or Part
B.

ITEM 30.    UNDERTAKINGS.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                        SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933
Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and the State of Missouri on the 21st day of
February, 2001.

                                          Buffalo Funds

                                          /s/ Stephen S. Soden
                                          Stephen S. Soden
                                          President, Chairman and Trustee

      Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature                     Title                         Date

/s/ Stephen S. Soden          President, Chairman and       February 21, 2001
Stephen S. Soden              Trustee

/s/ P. Bradley Adams          Vice President and Treasurer  February 21, 2001
P. Bradley Adams

/s/ Gene M. Betts             Trustee                       February 21, 2001
Gene M. Betts*

/s/ Thomas S. Case            Trustee                       February 21, 2001
Thomas S. Case*

/s/ Kent W. Gasaway           Trustee                       February 21, 2001
Kent W. Gasaway*

/s/ J. Gary Gradinger         Trustee                       February 21, 2001
J. Gary Gradinger*

/s/ Philip J. Kennedy         Trustee                       February 21, 2001
Philip J. Kennedy*

   * By:  /s/ Stephen S. Soden
          Stephen S. Soden
          (Pursuant to Power of Attorney filed herewith)

                                      EXHIBIT INDEX

                      EXHIBITS                       EXHIBIT NO.

           Agreement and Declaration of
           Trust                                       EX-99.a.1

           Certificate of Trust as filed
           with the State of Delaware                  EX-99.a.2

           By-Laws                                     EX-99.b

           Form of Management Agreement
           between the Registrant and
           Kornitzer Capital Management,
           Inc.                                        EX-99.d

           Form of Underwriting Agreement
           between the Registrant and
           Jones & Babson, Inc.                    EX-99.e

           Custodian Agreement between
           the Registrant and UMB Bank,
           N.A.                                        EX-99.g

           Form of Transfer Agreement
           between the Registrant and
           Jones & Babson, Inc.                    EX-99.h

           Power of Attorney                           EX-99.j.2

           Joint Code of Ethics of the
           Registrant and Jones & Babson,
           Inc.                                        EX-99.p.1

           Code of Ethics of Kornitzer
           Capital Management, Inc.                    EX-99.p.2

                                                               EXHIBIT EX-99.a.1

                      AGREEMENT AND DECLARATION OF TRUST

                                      of

                                 Buffalo Funds
                           a Delaware Business Trust

                                                                            Page

ARTICLE I.  Name and Definitions...............................................2
      Section 1.  Name.........................................................2
      Section 2.  Registered Agent and Registered Office; Principal

      Section 5.  Power of Board of Trustees to Change Provisions

                    (b)  Liabilities Held with Respect to a Particular Series.11
                    (c)  Dividends, Distributions, Redemptions and Repurchases12

      Section 2.  Effect of Death, Resignation, Removal, etc.  of a

      Section 4.  Shareholder Action by Written Consent without a

      Section 1.  Determination of Net Asset Value, Net Income and

ARTICLE VII.  Compensation and Limitation of Liability of Officers and
      Trustees................................................................23
      Section 1.  Compensation................................................23
      Section 2.  Indemnification and Limitation of Liability.................23
      Section 3.  Officers and Trustees' Good Faith Action, Expert

                      AGREEMENT AND DECLARATION OF TRUST

                                      OF

                                Buffalo FUNDS

      AGREEMENT AND DECLARATION OF TRUST made this 14th day of February,
2001, by the Trustees hereunder, and by the holders of shares of beneficial interest to be issued hereunder as hereinafter provided.  This Agreement and
Declaration of Trust shall be effective upon the filing of the Certificate of
Trust in the office of the Secretary of State of the State of Delaware.

                             W I T N E S S E T H:

      WHEREAS this Trust has been formed to carry on the business of an investment company; and

      WHEREAS this Trust is authorized to issue its shares of beneficial interest in separate Series, and to issue classes of Shares of any Series or divide Shares of any Series into two or more classes, all in accordance with the provisions hereinafter set forth; and

      WHEREAS the Trustees have agreed to manage all property coming into their hands as trustees of a Delaware business trust in accordance with the provisions of the Delaware Business Trust Act (12 Del. C.ss.3801, et seq.), as
from time to time amended and including any successor statute of similar import (the "DBTA"), and the provisions hereinafter set forth.

      NOW, THEREFORE, the Trustees hereby declare that they will hold all cash, securities and other assets which they may from time to time acquire in any manner as Trustees hereunder IN TRUST to manage and dispose of the same upon the following terms and conditions for the benefit of the holders from time to time of shares of beneficial interest in this Trust and the Series created hereunder as hereinafter set forth.

                                  ARTICLE I.

                             Name and Definitions

      Section 1.  Name.  This trust shall be known as "Buffalo Funds" and the
Trustees shall conduct the business of the Trust under that name, or any other name as they may from time to time determine.

      Section 2.  Registered Agent and Registered Office; Principal Place of
Business.

      (a)    Registered Agent and Registered Office.  The name of the
registered agent of the Trust and the address of the registered office of the
Trust are as set forth on the Certificate of Trust.

      (b)    Principal Place of Business.  The principal place of business of the Trust is BMA Tower, 700 Karnes Boulevard, Kansas City, Missouri 64108 or
such other location within or outside of the State of Delaware as the Board of Trustees may determine from time to time.

      Section 3.  Definitions.  Whenever used herein, unless otherwise required by the context or specifically provided:

      (a)    "1940 Act" shall mean the Investment Company Act of 1940 and the rules and regulations thereunder, all as adopted or amended from time to time;

      (b)    "Affiliate" shall have the meaning given to it in Section 2(a)(3)
of the 1940 Act when used with reference to a specified Person.

      (c)    "Board of Trustees" shall mean the governing body of the Trust, which is comprised of the Trustees of the Trust;

      (d)    "By-Laws" shall mean the By-Laws of the Trust, as amended from time to time in accordance with Article X of the By-Laws, and incorporated herein by reference;

      (e)    "Certificate of Trust" shall mean the certificate of trust filed with the Office of the Secretary of State of the State of Delaware as
required under the DBTA to form the Trust;

      (f)    "Code" shall mean the Internal Revenue Code of 1986, as amended, and the rules and regulations thereunder;

      (g)    "Commission" shall have the meaning given it in Section 2(a)(7)
of the 1940 Act;

      (h)    "DBTA" shall mean the Delaware Business Trust Act, (12 Del. C.
ss.3801, et seq.), as amended from time to time;

      (i)    "Declaration of Trust" shall mean this Agreement and Declaration of Trust, as amended or restated from time to time;

      (j)    "General Liabilities" shall have the meaning given it in Article
III, Section 6(b) of this Declaration Trust;

      (k)    "Interested Person" shall have the meaning given it in Section
2(a)(19) of the 1940 Act;

      (l)    "Investment Adviser" or "Adviser" shall mean a party furnishing services to the Trust pursuant to any contract described in Article IV,
Section 7(a) hereof;

      (m)    "National Financial Emergency" shall mean the whole or any part of any period set forth in Section 22(e) of the 1940 Act.  The Board of
Trustees may, in its discretion, declare that the suspension relating to a national financial emergency shall terminate, as the case may be, on the first business day on which the New York Stock Exchange shall have reopened or the period specified in Section 22(e) of the 1940 Act shall have expired
(as to which, in the absence of an official ruling by the Commission, the determination of the Board of Trustees shall be conclusive);

      (n)    "Person" shall include a natural person, partnership, limited partnership, trust, estate, association, corporation, custodian, nominee or any other individual or entity in its own or any representative capacity;

      (o)    "Principal Underwriter" shall have the meaning given to it in
Section 2(a)(29) of the 1940 Act;

      (p)    "Series" shall refer to each Series of Shares established and designated under or in accordance with the provisions of Article III and shall mean an entity such as that described in Section 18(f)(2) of the 1940
Act, and subject to Rule 18f-2 thereunder;

      (q)    "Shares" shall mean the outstanding shares of beneficial interest into which the beneficial interest in the Trust shall be divided from time to time, and shall include fractional and whole shares;

      (r)    "Shareholder" shall mean a record owner of Shares;

      (s)    "Trust" shall refer to the Delaware business trust established by this Declaration of Trust, as amended from time to time;

      (t)    "Trust Property" shall mean any and all property, real or
personal, tangible or intangible, which is owned or held by or for the account of the Trust or one or more of any Series, including, without limitation, the rights referenced in Article VIII, Section 2 hereof;

      (u)    "Trustee" or "Trustees" shall refer to each signatory to this
Declaration of Trust as a trustee, so long as such signatory continues in office in accordance with the terms hereof, and all other Persons who may, from time to time, be duly elected or appointed, qualified and serving on the
Board of Trustees in accordance with the provisions hereof.  Reference herein to a Trustee or the Trustees shall refer to such Person or Persons in their capacity as Trustees hereunder.

                                 ARTICLE II.

                               Purpose of Trust

      The purpose of the Trust is to conduct, operate and carry on the business of a registered management investment company registered under the
1940 Act through one or more Series investing primarily in securities and, in addition to any authority given by law, to exercise all of the powers and to do any and all of the things as fully and to the same extent as any private corporation organized for profit under the general corporation law of the
State of Delaware, now or hereafter in force, including, without limitation, the following powers:

      (a)    To invest and reinvest cash, to hold cash uninvested, and to subscribe for, invest in, reinvest in, purchase or otherwise acquire, own, hold, pledge, sell, assign, mortgage, transfer, exchange, distribute, write options on, lend or otherwise deal in or dispose of contracts for the future acquisition or delivery of fixed income or other securities, and securities or property of every nature and kind, including, without limitation, all types of bonds, debentures, stocks, preferred stocks, negotiable or non-negotiable instruments, obligations, evidences of indebtedness, certificates of deposit or indebtedness, commercial paper, repurchase agreements, bankers' acceptances, and other securities of any kind, issued, created, guaranteed, or sponsored by any and all Persons, including, without limitation, states, territories, and possessions of the United States and the
District of Columbia and any political subdivision, agency, or instrumentality thereof, any foreign government or any political subdivision of the U.S. Government or any foreign government, or any international instrumentality, or by any bank or savings institution, or by any corporation or organization organized under the laws of the United States or of any state, territory, or possession thereof, or by any corporation or organization organized under any foreign law, or in "when issued" contracts for any such securities, to change the investments of the assets of the Trust;

      (b)    To exercise any and all rights, powers and privileges with reference to or incident to ownership or interest, use and enjoyment of any of such securities and other instruments or property of every kind and description, including, but without limitation, the right, power and privilege to own, vote, hold, purchase, sell, negotiate, assign, exchange, lend, transfer, mortgage, hypothecate, lease, pledge or write options with respect to or otherwise deal with, dispose of, use, exercise or enjoy any rights, title, interest, powers or privileges under or with reference to any of such securities and other instruments or property, the right to consent and otherwise act with respect thereto, with power to designate one or more
Persons, to exercise any of said rights, powers, and privileges in respect of any of said instruments, and to do any and all acts and things for the preservation, protection, improvement and enhancement in value of any of such securities and other instruments or property;

      (c)    To sell, exchange, lend, pledge, mortgage, hypothecate, lease or write options with respect to or otherwise deal in any property rights relating to any or all of the assets of the Trust or any Series, subject to any requirements of the 1940 Act;

      (d)    To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver proxies or powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities or property as the Trustees shall deem proper;

      (e)    To exercise powers and right of subscription or otherwise which in any manner arise out of ownership of securities;

      (f)    To hold any security or property in a form not indicating that it is trust property, whether in bearer, unregistered or other negotiable form, or in its own name or in the name of a custodian or subcustodian or a nominee or nominees or otherwise or to authorize the custodian or a subcustodian or a nominee or nominees to deposit the same in a securities depository, subject in each case to proper safeguards according to the usual practice of investment companies or any rules or regulations applicable thereto;

      (g)    To consent to, or participate in, any plan for the
reorganization, consolidation or merger of any corporation or issuer of any security which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer; and to pay calls or subscriptions with respect to any security held in the Trust;

      (h)    To join with other security holders in acting through a
committee, depositary, voting trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security (whether or not so deposited or transferred) as the
Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the
Trustees shall deem proper;

      (i)    To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any matter in controversy, including but not limited to claims for taxes;

      (j)    To enter into joint ventures, general or limited partnerships and any other combinations or associations;

      (k)    To endorse or guarantee the payment of any notes or other
obligations of any Person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof;

      (l)    To purchase and pay for entirely out of Trust Property such insurance as the Trustees may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust or payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders,
Trustees, officers, employees, agents, Investment Advisers, Principal
Underwriters, or independent contractors of the Trust, individually against all claims and liabilities of every nature arising by reason of holding
Shares, holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such Person as Trustee, officer, employee, agent, Investment Adviser, Principal
Underwriter, or independent contractor, to the fullest extent permitted by this Declaration of Trust, the By-laws and by applicable law; and

      (m)    To adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust.

      (n)    To purchase or otherwise acquire, own, hold, sell, negotiate, exchange, assign, transfer, mortgage, pledge or otherwise deal with, dispose of, use, exercise or enjoy, property of all kinds.

      (o)    To buy, sell, mortgage, encumber, hold, own, exchange, rent or otherwise acquire and dispose of, and to develop, improve, manage, subdivide, and generally to deal and trade in real property, improved and unimproved, and wheresoever situated; and to build, erect, construct, alter and maintain buildings, structures, and other improvements on real property.

      (p)    To borrow or raise moneys for any of the purposes of the Trust, and to mortgage or pledge the whole or any part of the property and franchises of the Trust, real, personal, and mixed, tangible or intangible, and wheresoever situated.

      (q)    To enter into, make and perform contracts and undertakings of every kind for any lawful purpose, without limit as to amount.

      (r)    To issue, purchase, sell and transfer, reacquire, hold, trade and deal in Shares, bonds, debentures and other securities, instruments or other property of the Trust, from time to time, to such extent as the Board of
Trustees shall, consistent with the provisions of this Declaration of Trust, determine; and to repurchase, re-acquire and redeem, from time to time, its
Shares or, if any, its bonds, debentures and other securities.

      The Trust shall not be limited to investing in obligations maturing before the possible dissolution of the Trust or one or more of its Series.
The Trust shall not in any way be bound or limited by any present or future law or custom in regard to investment by fiduciaries.  Neither the Trust nor the Trustees shall be required to obtain any court order to deal with any assets of the Trust or take any other action hereunder.

      The foregoing clauses shall each be construed as purposes, objects and powers, and it is hereby expressly provided that the foregoing enumeration of specific purposes, objects and powers shall not be held to limit or restrict in any manner the powers of the Trust, and that they are in furtherance of, and in addition to, and not in limitation of, the general powers conferred upon the Trust by the DBTA and the other laws of the State of Delaware or otherwise; nor shall the enumeration of one thing be deemed to exclude another, although it be of like nature, not expressed.

                                 ARTICLE III.

                                     Shares

      Section 1.  Division of Beneficial Interest.  The beneficial interest in the Trust shall at all times be divided into Shares, all without par value.  The number of Shares authorized hereunder is unlimited.  The Board of
Trustees may authorize the division of Shares into separate and distinct
Series and the division of any Series into separate classes of Shares.  The different Series and classes shall be established and designated, and the variations in the relative rights and preferences as between the different
Series and classes shall be fixed and determined by the Board of Trustees without the requirement of Shareholder approval.  If no separate Series or classes shall be established, the Shares shall have the rights and preferences provided for herein and in Article III, Section 6 hereof to the extent relevant and not otherwise provided for herein, and all references to
Series and classes shall be construed (as the context may require) to refer to the Trust.  The fact that a Series shall have initially been established and designated without any specific establishment or designation of classes
(i.e., that all Shares of such Series are initially of a single class) shall not limit the authority of the Board of Trustees to establish and designate separate classes of said Series.  The fact that a Series shall have more than one established and designated class, shall not limit the authority of the
Board of Trustees to establish and designate additional classes of said
Series, or to establish and designate separate classes of the previously established and designated classes.

      The Board of Trustees shall have the power to issue Shares of the
Trust, or any Series or class thereof, from time to time for such consideration (but not less than the net asset value thereof) and in such form as may be fixed from time to time pursuant to the direction of the Board of Trustees.

      The Board of Trustees may hold as treasury shares, reissue for such consideration and on such terms as they may determine, or cancel, at their discretion from time to time, any Shares of any Series reacquired by the
Trust.  The Board of Trustees may classify or reclassify any unissued Shares or any Shares previously issued and reacquired of any Series or class into one or more Series or classes that may be established and designated from time to time.  Notwithstanding the foregoing, the Trust and any Series thereof may acquire, hold, sell and otherwise deal in, for purposes of investment or otherwise, the Shares of any other Series of the Trust or
Shares of the Trust, and such Shares shall not be deemed treasury shares or cancelled.

      Subject to the provisions of Section 6 of this Article III, each Share shall have voting rights as provided in Article V hereof, and the
Shareholders of any Series shall be entitled to receive dividends and distributions, when, if and as declared with respect thereto in the manner provided in Article IV, Section 3 hereof.  No Share shall have any priority or preference over any other Share of the same Series or class with respect to dividends or distributions paid in the ordinary course of business or distributions upon dissolution of the Trust or of such Series or class made pursuant to Article VIII, Section 2 hereof.  All dividends and distributions shall be made ratably among all Shareholders of a particular class of Series from the Trust Property held with respect to such Series according to the number of Shares of such class of such Series held of record by such
Shareholders on the record date for any dividend or distribution.
Shareholders shall have no preemptive or other right to subscribe to new or additional Shares or other securities issued by the Trust or any Series.  The
Trustees may from time to time divide or combine the Shares of any particular
Series into a greater or lesser number of Shares of that Series.  Such division or combination may not materially change the proportionate beneficial interests of the Shares of that Series in the Trust Property held with respect to that Series or materially affect the rights of Shares of any other Series.

      Any Trustee, officer or other agent of the Trust, and any organization in which any such Person is interested, may acquire, own, hold and dispose of
Shares of the Trust to the same extent as if such Person were not a Trustee, officer or other agent of the Trust; and the Trust may issue and sell or cause to be issued and sold and may purchase Shares from any such Person or any such organization subject only to the general limitations, restrictions or other provisions applicable to the sale or purchase of such Shares generally.

      Section 2.  Ownership of Shares.  The ownership of Shares shall be recorded on the books of the Trust kept by the Trust or by a transfer or similar agent for the Trust, which books shall be maintained separately for the Shares of each Series and class thereof that has been established and designated.  No certificates certifying the ownership of Shares shall be issued except as the Board of Trustees may otherwise determine from time to time.  The Board of Trustees may make such rules not inconsistent with the provisions of the 1940 Act as they consider appropriate for the issuance of
Share certificates, the transfer of Shares of each Series or class and similar matters.  The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to who are the Shareholders of each Series or class thereof and as to the number of
Shares of each Series or class thereof held from time to time by each such
Shareholder.

      Section 3.  Investments in the Trust.  Investments may be accepted by the Trust from such Persons, at such times, on such terms, and for such consideration as the Board of Trustees may, from time to time, authorize.
Each investment shall be credited to the individual Shareholder's account in the form of full and fractional Shares of the Trust, in such Series or class as the purchaser may select, at the net asset value per Share next determined for such Series or class after receipt of the investment; provided, however, that the Principal Underwriter may, pursuant to its agreement with the Trust, impose a sales charge upon investments in the Trust.

      Section 4.  Status of Shares and Limitation of Personal Liability.
Shares shall be deemed to be personal property giving to Shareholders only the rights provided in this Declaration of Trust and under applicable law.
Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto.  The death of a Shareholder during the existence of the Trust shall not operate to dissolve the Trust or any Series, nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees or any Series, but entitles such representative only to the rights of said deceased
Shareholder under this Declaration of Trust.  Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the
Trust Property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the
Shareholders as partners.  Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust, shall have any power to bind personally any Shareholder, nor, except as specifically provided herein, to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.  All Shares when issued on the terms determined by the Board of
Trustees shall be fully paid and nonassessable.  As provided in the DBTA,
Shareholders of the Trust shall be entitled to the same limitation of personal liability extended to stockholders of a private corporation organized for profit under the general corporation law of the State of
Delaware.

      Section 5.  Power of Board of Trustees to Change Provisions Relating to
Shares.  Notwithstanding any other provisions of this Declaration of Trust and without limiting the power of the Board of Trustees to amend this
Declaration of Trust or the Certificate of Trust as provided elsewhere herein, the Board of Trustees shall have the power to amend this Declaration of Trust, or the Certificate of Trust, at any time and from time to time, in such manner as the Board of Trustees may determine in its sole discretion, without the need for Shareholder action, so as to add to, delete, replace or otherwise modify any provisions relating to the Shares contained in this
Declaration of Trust, provided that before adopting any such amendment without Shareholder approval, the Board of Trustees shall determine that it is consistent with the fair and equitable treatment of all Shareholders and that Shareholder approval is not otherwise required by the 1940 Act or other applicable law.  If Shares have been issued, Shareholder approval shall be required to adopt any amendments to this Declaration of Trust which would adversely affect to a material degree the rights and preferences of the
Shares of any Series or class already issued; provided, however, that in the event that the Board of Trustees determines that the Trust shall no longer be operated as an investment company in accordance with the provisions of the
1940 Act, the Board of Trustees may adopt such amendments to this Declaration of Trust to delete those terms the Board of Trustees identifies as being required by the 1940 Act.

      Subject to the foregoing Paragraph, the Board of Trustees may amend the
Declaration of Trust to amend any of the provisions set forth in paragraphs
(a) through (i) of Section 6 of this Article III.

      The Board of Trustees shall have the power, in its discretion, to make such elections as to the tax status of the Trust as may be permitted or required under the Code as presently in effect or as amended, without the vote of any Shareholder.

      Section 6.  Establishment and Designation of Series.  The establishment and designation of any Series or class of Shares shall be effective upon the resolution by a majority of the then Board of Trustees, adopting a resolution which sets forth such establishment and designation and the relative rights and preferences of such Series or class.  Each such resolution shall be incorporated herein by reference upon adoption.

      Each Series shall be separate and distinct from any other Series and shall maintain separate and distinct records on the books of the Trust, and the assets and liabilities belonging to any such Series shall be held and accounted for separately from the assets and liabilities of the Trust or any other Series.

      Shares of each Series or class established pursuant to this Section 6, unless otherwise provided in the resolution establishing such Series, shall have the following relative rights and preferences:

      (a)    Assets Held with Respect to a Particular Series.  All
consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably be held with respect to that Series for all purposes, subject only to the rights of creditors with respect to that
Series, and shall be so recorded upon the books of account of the Trust.
Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets held with respect to" that
Series.  In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as assets held with respect to any particular Series (collectively "General
Assets"), the Board of Trustees shall allocate such General Assets to, between or among any one or more of the Series in such manner and on such basis as the Board of Trustees, in its sole discretion, deems fair and equitable, and any General Asset so allocated to a particular Series shall be held with respect to that Series.  Each such allocation by the Board of
Trustees shall be conclusive and binding upon the Shareholders of all Series for all purposes.

      (b)    Liabilities Held with Respect to a Particular Series.  The assets of the Trust held with respect to each particular Series shall be charged against the liabilities of the Trust held with respect to that Series and all expenses, costs, charges and reserves attributable to that Series, and any liabilities, expenses, costs, charges and reserves of the Trust which are not readily identifiable as being held with respect to any particular Series
(collectively "General Liabilities") shall be allocated and charged by the
Board of Trustees to and among any one or more of the Series in such manner and on such basis as the Board of Trustees in its sole discretion deems fair and equitable.  The liabilities, expenses, costs, charges, and reserves so charged to a Series are herein referred to as "liabilities held with respect to" that Series.  Each allocation of liabilities, expenses, costs, charges and reserves by the Board of Trustees shall be conclusive and binding upon the Shareholders of all Series for all purposes.  All Persons who have extended credit which has been allocated to a particular Series, or who have a claim or contract which has been allocated to any particular Series, shall look, and shall be required by contract to look exclusively, to the assets of that particular Series for payment of such credit, claim, or contract.  In the absence of an express contractual agreement so limiting the claims of such creditors, claimants and contract providers, each creditor, claimant and contract provider will be deemed nevertheless to have impliedly agreed to such limitation unless an express provision to the contrary has been incorporated in the written contract or other document establishing the claimant relationship.

      Subject to the right of the Board of Trustees in its discretion to allocate General Liabilities as provided herein, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series, whether such Series is now authorized and existing pursuant to this Declaration of Trust or is hereafter authorized and existing pursuant to this Declaration of Trust, shall be enforceable against the assets held with respect to that Series only, and not against the assets of any other Series or the Trust generally and none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Trust generally or any other Series thereof shall be enforceable against the assets held with respect to such Series.
Notice of this limitation on liabilities between and among Series shall be set forth in the Certificate of Trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the DBTA, and upon the giving of such notice in the Certificate of Trust, the statutory provisions of Section 3804 of the DBTA relating to limitations on liabilities between and among Series
(and the statutory effect under Section 3804 of setting forth such notice in the Certificate of Trust) shall become applicable to the Trust and each
Series.

      (c)    Dividends, Distributions, Redemptions and Repurchases.
Notwithstanding any other provisions of this Declaration of Trust, including, without limitation, Article VI, no dividend or distribution including, without limitation, any distribution paid upon dissolution of the Trust or of any Series with respect to, nor any redemption or repurchase of, the Shares of any Series or class shall be effected by the Trust other than from the assets held with respect to such Series, nor, except as specifically provided in Section 7 of this Article III, shall any Shareholder of any particular
Series otherwise have any right or claim against the assets held with respect to any other Series or the Trust generally except to the extent that such
Shareholder has such a right or claim hereunder as a Shareholder of such other Series.  The Board of Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the Shareholders.

      (d)    Voting.  All Shares of the Trust entitled to vote on a matter shall vote on the matter, separately by Series and, if applicable, by class, subject to: (1) where the 1940 Act requires all Shares of the Trust to be voted in the aggregate without differentiation between the separate Series or classes, then all of the Trust's Shares shall vote in the aggregate; and (2)
if any matter affects only the interests of some but not all Series or classes, then only the Shareholders of such affected Series or classes shall be entitled to vote on the matter.

      (e)    Equality.  All Shares of each particular Series shall represent an equal proportionate undivided beneficial interest in the assets held with respect to that Series (subject to the liabilities held with respect to that
Series and such rights and preferences as may have been established and designated with respect to classes of Shares within such Series), and each
Share of any particular Series shall be equal to each other Share of that
Series (subject to the rights and preferences with respect to separate classes of such Series).

      (f)    Fractions.  Any fractional Share of a Series shall carry
proportionately all the rights and obligations of a whole Share of that
Series, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and dissolution of the Trust or that
Series.

      (g)    Exchange Privilege.  The Board of Trustees shall have the
authority to provide that the holders of Shares of any Series shall have the right to exchange said Shares for Shares of one or more other Series in accordance with such requirements and procedures as may be established by the
Board of Trustees, and in accordance with the 1940 Act and the rules and regulations thereunder.

      (h)    Combination of Series.  The Board of Trustees shall have the authority, without the approval of the Shareholders of any Series unless otherwise required by applicable law, to combine the assets and liabilities held with respect to any two or more Series into assets and liabilities held with respect to a single Series.

      (i)    Elimination of Series.  At any time that there are no Shares outstanding of any particular Series or class previously established and designated, the Board of Trustees may by resolution of a majority of the then
Board of Trustees abolish that Series or class and rescind the establishment and designation thereof.

      Section 7.  Indemnification of Shareholders.   If any Shareholder or
former Shareholder shall be exposed to liability by reason of a claim or demand relating solely to his or her being or having been a Shareholder of the Trust (or by having been a Shareholder of a particular Series), and not because of such Person's acts or omissions, the Shareholder or former
Shareholder (or, in the case of a natural person, his or her heirs, executors, administrators, or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor)
shall be entitled to be held harmless from and indemnified out of the assets of the Trust or out of the assets of the applicable Series (as the case may
be) against all loss and expense arising from such claim or demand; provided, however, there shall be no liability or obligation of the Trust (or any particular Series) arising hereunder to reimburse any Shareholder for taxes paid by reason of such Shareholder's ownership of any Shares.

                                 ARTICLE IV.

                             The Board of Trustees

      Section 1.  Number, Election and Tenure.  The number of Trustees constituting the Board of Trustees may be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Board of Trustees, provided, however, that the number of Trustees shall in no event be less than one (1) nor more than fifteen (15).  The Board of Trustees, by action of a majority of the then
Trustees at a duly constituted meeting, may fill vacancies in the Board of
Trustees or remove any Trustee with or without cause.  The Shareholders may elect Trustees, including filling any vacancies in the Board of Trustees, at any meeting of Shareholders called by the Board of Trustees for that purpose.  A meeting of Shareholders for the purpose of electing one or more
Trustees may be called by the Board of Trustees or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the Shareholders.
Shareholders shall have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder.

      Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner than any of such events, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.  Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Trust or to a meeting of the Board of Trustees.  Such resignation shall be effective upon receipt unless specified to be effective at some later time.  Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following any such event or any right to damages on account of such events or any actions taken in connection therewith following his or her resignation or removal.

      Section 2.  Effect of Death, Resignation, Removal, etc.  of a Trustee.
The death, declination, resignation, retirement, removal, declaration as bankrupt or incapacity of one or more Trustees, or of all of them, shall not operate to dissolve the Trust or any Series or to revoke any existing agency created pursuant to the terms of this Declaration of Trust.  Whenever a vacancy in the Board of Trustees shall occur, until such vacancy is filled as provided in this Article IV, Section 1, the Trustee(s) in office, regardless of the number, shall have all the powers granted to the Board of Trustees and shall discharge all the duties imposed upon the Board of Trustees by this
Declaration of Trust.  In the event of the death, declination, resignation, retirement, removal, declaration as bankrupt or incapacity of all of the then
Trustees, the Trust's Investment Adviser(s) is (are) empowered to appoint new
Trustees subject to the provisions of Section 16(a) of the 1940 Act.

      Section 3.  Powers.  Subject to the provisions of this Declaration of
Trust, the business of the Trust shall be managed by the Board of Trustees, and such Board of Trustees shall have all powers necessary or convenient to carry out that responsibility, including, without limitation, the power to engage in securities or other transactions of all kinds on behalf of the
Trust.  The Board of Trustees shall have full power and authority to do any and all acts and to make and execute any and all contracts and instruments that it may consider necessary or appropriate in connection with the administration of the Trust.  The Trustees shall not be bound or limited by present or future laws or customs with regard to investment by trustees or fiduciaries, but shall have full authority and absolute power and control over the assets of the Trust and the business of the Trust to the same extent as if the Trustees were the sole owners of the assets of the Trust and the business in their own right, including such authority, power and control to do all acts and things as they, in their sole discretion, shall deem proper to accomplish the purposes of this Trust.  Without limiting the foregoing, the Trustees may: (1) adopt, amend and repeal By-Laws not inconsistent with this Declaration of Trust providing for the regulation and management of the affairs of the Trust; (2) fill vacancies in or remove from their number in accordance with this Declaration of Trust or the By-Laws, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate; (3) appoint from their own number and establish and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Board of Trustees to the extent that the
Board of Trustees determine; (4) employ one or more custodians of the Trust
Property and may authorize such custodians to employ subcustodians and to deposit all or any part of such Trust Property in a system or systems for the central handling of securities or with a Federal Reserve Bank; (5) retain a transfer agent, dividend disbursing agent, a shareholder servicing agent or administrative services agent, or all of them; (6) provide for the issuance and distribution of Shares by the Trust directly or through one or more
Principal Underwriters or otherwise; (7) retain one or more Investment
Adviser(s); (8) redeem, repurchase and transfer Shares pursuant to applicable law; (9) set record dates for the determination of Shareholders with respect to various matters, in the manner provided in Article V, Section 5 of this
Declaration of Trust; (10) declare and pay dividends and distributions to
Shareholders from the Trust Property; (11) establish from time to time, in accordance with the provisions of Article III, Section 6 hereof, any Series or class of Shares, each such Series to operate as a separate and distinct investment medium and with separately defined investment objectives and policies and distinct investment purposes; and (12) in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Board of Trustees and to any agent or employee of the Trust or to any such custodian, transfer, dividend disbursing or shareholder servicing agent, Principal Underwriter or Investment Adviser.  Any determination as to what is in the best interests of the Trust made by the
Board of Trustees in good faith shall be conclusive.

      In construing the provisions of this Declaration of Trust, the presumption shall be in favor of a grant of power to the Trustees.  Unless otherwise specified herein or required by law, any action by the Board of
Trustees shall be deemed effective if approved or taken by a majority of the
Trustees then in office.

      Any action required or permitted to be taken by the Board of Trustees, or a committee thereof, may be taken without a meeting if a majority of the members of the Board of Trustees, or committee thereof, as the case may be, shall individually or collectively consent in writing to that action. Such action by written consent shall have the same force and effect as a majority vote of the Board of Trustees, or committee thereof, as the case may be. Such written consent or consents shall be filed with the minutes of the proceedings of the Board of Trustees, or committee thereof, as the case may
be.

      The Trustees shall devote to the affairs of the Trust such time as may be necessary for the proper performance of their duties hereunder, but neither the Trustees nor the officers, directors, shareholders or partners of the Trustees, shall be expected to devote their full time to the performance of such duties.  The Trustees, or any Affiliate shareholder, officer, director, partner or employee thereof, or any Person owning a legal or beneficial interest therein, may engage in or possess an interest in any other business or venture of any nature and description, independently or with or for the account of others.

      Section 4.  Payment of Expenses by the Trust.  The Board of Trustees is
authorized to pay or cause to be paid out of the principal or income of the
Trust or any particular Series or class, or partly out of the principal and partly out of the income of the Trust or any particular Series or class, and to charge or allocate the same to, between or among such one or more of the
Series or classes that may be established or designated pursuant to Article
III, Section 6, as it deems fair, all expenses, fees, charges, taxes and liabilities incurred by or arising in connection with the maintenance or operation of the Trust or a particular Series or class, or in connection with the management thereof, including, but not limited to, the Trustees'
compensation and such expenses, fees, charges, taxes and liabilities for the services of the Trust's officers, employees, Investment Adviser, Principal
Underwriter, auditors, counsel, custodian, sub-custodian (if any), transfer agent, dividend disbursing agent, shareholder servicing agent, and such other agents or independent contractors and such other expenses, fees, charges, taxes and liabilities as the Board of Trustees may deem necessary or proper to incur.

      Section 5.  Payment of Expenses by Shareholders.  The Board of Trustees
shall have the power, as frequently as it may determine, to cause each
Shareholder of the Trust, or each Shareholder of any particular Series, to pay directly, in advance or arrears, for charges of the Trust's custodian or transfer, dividend disbursing, shareholder servicing or similar agent, an amount fixed from time to time by the Board of Trustees, by setting off such charges due from such Shareholder from declared but unpaid dividends or distributions owed such Shareholder and/or by reducing the number of Shares in the account of such Shareholder by that number of full and/or fractional
Shares which represents the outstanding amount of such charges due from such
Shareholder.

      Section 6.  Ownership of Trust Property.  Legal title to all of the
Trust Property shall at all times be considered to be vested in the Trust, except that the Board of Trustees shall have the power to cause legal title to any Trust Property to be held by or in the name of any Person as nominee, on such terms as the Board of Trustees may determine, in accordance with applicable law.

      Section 7.  Service Contracts.

      (a)    Subject to such requirements and restrictions as may be set forth in the By-Laws and/or the 1940 Act, the Board of Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory, management and/or administrative services for the Trust or for any Series with any corporation, trust, association or other organization, including any
Affiliate; and any such contract may contain such other terms as the Board of
Trustees may determine, including without limitation, authority for the
Investment Adviser or administrator to determine from time to time without prior consultation with the Board of Trustees what securities and other instruments or property shall be purchased or otherwise acquired, owned, held, invested or reinvested in, sold, exchanged, transferred, mortgaged, pledged, assigned, negotiated, or otherwise dealt with or disposed of, and what portion, if any, of the Trust Property shall be held uninvested and to make changes in the Trust's or a particular Series' investments, or such other activities as may specifically be delegated to such party.

      (b)    The Board of Trustees may also, at any time and from time to time, contract with any corporation, trust, association or other organization, including any Affiliate, appointing it or them as the exclusive or nonexclusive distributor or Principal Underwriter for the Shares of the
Trust or one or more of the Series or classes thereof or for other securities to be issued by the Trust, or appointing it or them to act as the custodian, transfer agent, dividend disbursing agent and/or shareholder servicing agent for the Trust or one or more of the Series or classes thereof.

      (c)    The Board of Trustees is further empowered, at any time and from time to time, to contract with any Persons to provide such other services to the Trust or one or more of its Series, as the Board of Trustees determines to be in the best interests of the Trust or one or more of its Series.

      (d)    The fact that:

                  (i) any of the Shareholders, Trustees, employees or
            officers of the Trust is a shareholder, director, officer, partner, trustee, employee, manager, Adviser, Principal
            Underwriter, distributor, or Affiliate or agent of or for any corporation, trust, association, or other organization, or for any parent or Affiliate of any organization with which an
            Adviser's, management or administration contract, or Principal
            Underwriter's or distributor's contract, or custodian, transfer, dividend disbursing, shareholder servicing or other type of service contract may have been or may hereafter be made, or that any such organization, or any parent or Affiliate thereof, is a
            Shareholder or has an interest in the Trust, or that

                  (ii) any corporation, trust, association or other
            organization with which an Adviser's, management or
            administration contract or Principal Underwriter's or
            distributor's contract, or custodian, transfer, dividend
            disbursing, shareholder servicing or other type of service contract may have been or may hereafter be made also has an
            Adviser's, management or administration contract, or Principal
            Underwriter's or distributor's contract, or custodian, transfer, dividend disbursing, shareholder servicing or other service contract with one or more other corporations, trusts,
            associations, or other organizations, or has other business or interests,

shall not affect the validity of any such contract or disqualify any
Shareholder, Trustee, employee or officer of the Trust from voting upon or executing the same, or create any liability or accountability to the Trust or its Shareholders, provided that the establishment of and performance under each such contract is permissible under the provisions of the 1940 Act.

      (e)   Every contract referred to in this Section 7 shall comply with such requirements and restrictions as may be set forth in the By-Laws, the
1940 Act or stipulated by resolution of the Board of Trustees; and any such contract may contain such other terms as the Board of Trustees may determine.

                                  ARTICLE V.

                   Shareholders' Voting Powers and Meetings

      Section 1.  Voting Powers.  Subject to the provisions of Article III,
Section 6(d), the Shareholders shall have power to vote only (i) for the election of Trustees, including the filling of any vacancies in the Board of
Trustees, as provided in Article IV, Section 1; (ii) with respect to such additional matters relating to the Trust as may be required by this
Declaration of Trust, the By-Laws, the 1940 Act or any registration statement of the Trust filed with the Commission; and (iii) on such other matters as the Board of Trustees may consider necessary or desirable.  The Shareholder of record (as of the record date established pursuant to Section 5 of this
Article V) of each Share shall be entitled to one vote for each full Share, and a fractional vote for each fractional Share.  Shareholders shall not be entitled to cumulative voting in the election of Trustees or on any other matter.  Shares may be voted in person or by proxy.

      Section 2.  Meetings.  Meetings of the Shareholders may be called by the Board of Trustees for the purpose of electing Trustees as provided in
Article IV, Section 1 and for such other purposes as may be prescribed by law, by this Declaration of Trust or by the By-Laws.  Meetings of the
Shareholders may also be called by the Board of Trustees from time to time for the purpose of taking action upon any other matter deemed by the Board of
Trustees to be necessary or desirable.

      Section 3.  Quorum and Required Vote.  Except when a larger quorum is required by applicable law, by the By-Laws or by this Declaration of Trust, thirty-three and one-third percent (33-1/3%) of the Shares present in person or represented by proxy and entitled to vote at a Shareholders' meeting shall constitute a quorum at such meeting.  When a separate vote by one or more
Series or classes is required, thirty-three and one-third percent (33-1/3%)
of the Shares of each such Series or class present in person or represented by proxy and entitled to vote shall constitute a quorum at a Shareholders'
meeting of such Series or class.  Subject to the provisions of Article III,
Section 6(d), Article VIII, Section 4 and any other provision of this
Declaration of Trust, the By-Laws or applicable law which requires a different vote: (1) in all matters other than the election of Trustees, the affirmative vote of the majority of votes cast at a Shareholders' meeting at which a quorum is present shall be the act of the Shareholders; (2) Trustees shall be elected by a plurality of the votes cast at a Shareholders' meeting at which a quorum is present.

      Section 4.  Shareholder Action by Written Consent without a Meeting.
Any action which may be taken at any meeting of Shareholders may be taken without a meeting and without prior notice if a consent in writing setting forth the action so taken is signed by the holders of Shares having not less than the minimum number of votes that would be necessary to authorize or take that action at a meeting at which all Shares entitled to vote on that action were present and voted. All such consents shall be filed with the secretary of the Trust and shall be maintained in the Trust's records. Any Shareholder giving a written consent or the Shareholder's proxy holders or a transferee of the Shares or a personal representative of the Shareholder or its respective proxy-holder may revoke the consent by a writing received by the secretary of the Trust before written consents of the number of Shares required to authorize the proposed action have been filed with the secretary.

      If the consents of all Shareholders entitled to vote have not been solicited in writing and if the unanimous written consent of all such
Shareholders shall not have been received, the secretary shall give prompt notice of the action taken without a meeting to such Shareholders. This notice shall be given in the manner specified in the By-Laws.

      Section 5.  Record Dates. For purposes of determining the Shareholders entitled to notice of any meeting or to vote or entitled to give consent to action without a meeting, the Board of Trustees may fix in advance a record date which shall not be more than one hundred eighty (180) days nor less than seven (7) days before the date of any such meeting.

      If the Board of Trustees does not so fix a record date:

      (a)   The record date for determining Shareholders entitled to notice of or to vote at a meeting of Shareholders shall be at the close of business on the business day next preceding the day on which notice is given or, if notice is waived, at the close of business on the business day which is five
(5) business days next preceding to the day on which the meeting is held.

      (b)   The record date for determining Shareholders entitled to give consent to action in writing without a meeting, (i) when no prior action by the Board of Trustees has been taken, shall be the day on which the first written consent is given, or (ii) when prior action of the Board of Trustees has been taken, shall be at the close of business on the day on which the
Board of Trustees adopts the resolution taking such prior action or the seventy-fifth (75th) day before the date of such other action, whichever is later.

      For the purpose of determining the Shareholders of any Series or class who are entitled to receive payment of any dividend or of any other distribution, the Board of Trustees may from time to time fix a date, which shall be before the date for the payment of such dividend or such other distribution, as the record date for determining the Shareholders of such
Series or class having the right to receive such dividend or distribution.
Nothing in this Section shall be construed as precluding the Board of
Trustees from setting different record dates for different Series or classes.

      Section 6.  Additional Provisions.  The By-Laws may include further provisions for Shareholders' votes, meetings and related matters.

                                 ARTICLE VI.

                 Net Asset Value, Distributions and Redemptions

      Section 1.  Determination of Net Asset Value, Net Income and
Distributions.  Subject to Article III, Section 6 hereof, the Board of
Trustees shall have the power to fix an initial offering price for the Shares of any Series or class thereof which shall yield to such Series or class not less than the net asset value thereof, at which price the Shares of such
Series or class shall be offered initially for sale, and to determine from time to time thereafter the offering price which shall yield to such Series or class not less than the net asset value thereof from sales of the Shares of such Series or class; provided, however, that no Shares of a Series or class thereof shall be issued or sold for consideration which shall yield to such Series or class less than the net asset value of the Shares of such
Series or class next determined after the receipt of the order (or at such other times set by the Board of Trustees), except in the case of Shares of such Series or class issued in payment of a dividend properly declared and payable.

      Subject to Article III, Section 6 hereof, the Board of Trustees, in their absolute discretion, may prescribe and shall set forth in the By-laws or in a duly adopted vote of the Board of Trustees such bases and time for determining the per Share or net asset value of the Shares of any Series or net income attributable to the Shares of any Series, or the declaration and payment of dividends and distributions on the Shares of any Series, as they may deem necessary or desirable.

      Section 2.  Redemptions at the Option of a Shareholder.  Unless
otherwise provided in the prospectus of the Trust relating to the Shares, as such prospectus may be amended from time to time ("Prospectus"):

      (a)   The Trust shall purchase such Shares as are offered by any
Shareholder for redemption, upon the presentation of a proper instrument of transfer together with a request directed to the Trust or a Person designated by the Trust that the Trust purchase such Shares or in accordance with such other procedures for redemption as the Board of Trustees may from time to time authorize; and the Trust will pay therefor the net asset value thereof, in accordance with the By-Laws and applicable law.  Payment for said Shares shall be made by the Trust to the Shareholder within seven days after the date on which the request is received in proper form.  The obligation set forth in this Section 2 is subject to the provision that in the event that any time the New York Stock Exchange (the "Exchange") is closed for other than weekends or holidays, or if permitted by the Rules of the Commission during periods when trading on the Exchange is restricted or during any
National Financial Emergency which makes it impracticable for the Trust to dispose of the investments of the applicable Series or to determine fairly the value of the net assets held with respect to such Series or during any other period permitted by order of the Commission for the protection of investors, such obligations may be suspended or postponed by the Board of
Trustees.  If certificates have been issued to a Shareholder, any such request by such Shareholder must be accompanied by surrender of any outstanding certificate or certificates for such Shares in form for transfer, together with such proof of the authenticity of signatures as may reasonably be required on such Shares and accompanied by proper stock transfer stamps, if applicable.

      (b)   Payments for Shares so redeemed by the Trust shall be made in cash, except payment for such Shares may, at the option of the Board of
Trustees, or such officer or officers as it may duly authorize in its complete discretion, be made in kind or partially in cash and partially in kind.  In case of any payment in kind, the Board of Trustees, or its delegate, shall have absolute discretion as to what security or securities of the Trust shall be distributed in kind and the amount of the same; and the securities shall be valued for purposes of distribution at the value at which they were appraised in computing the then current net asset value of the
Shares, provided that any Shareholder who cannot legally acquire securities so distributed in kind by reason of the prohibitions of the 1940 Act or the provisions of the Employee Retirement Income Security Act ("ERISA") shall receive cash.  Shareholders shall bear the expenses of in-kind transactions, including, but not limited to, transfer agency fees, custodian fees and costs of disposition of such securities.

      (c)   Payment for Shares so redeemed by the Trust shall be made by the
Trust as provided above within seven days after the date on which the redemption request is received in good order; provided, however, that if payment shall be made other than exclusively in cash, any securities to be delivered as part of such payment shall be delivered as promptly as any necessary transfers of such securities on the books of the several corporations whose securities are to be delivered practicably can be made, which may not necessarily occur within such seven day period.  Moreover, redemptions may be suspended in the event of a National Financial Emergency.
In no case shall the Trust be liable for any delay of any corporation or other Person in transferring securities selected for delivery as all or part of any payment in kind.

      (d)   The right of Shareholders to receive dividends or other
distributions on Shares may be set forth in a Plan adopted by the Board of
Trustees and amended from time to time pursuant to Rule 18f-3 of the 1940
Act.  The right of any Shareholder of the Trust to receive dividends or other distributions on Shares redeemed and all other rights of such Shareholder with respect to the Shares so redeemed by the Trust, except the right of such
Shareholder to receive payment for such Shares, shall cease at the time as of which the purchase price of such Shares shall have been fixed, as provided above.

      Section 3.  Redemptions at the Option of the Trust.  The Board of
Trustees may, from time to time, without the vote or consent of the
Shareholders, and subject to the 1940 Act, redeem Shares or authorize the closing of any Shareholder account, subject to such conditions as may be established by the Board of Trustees.

                                 ARTICLE VII.

                 Compensation and Limitation of Liability of
                            Officers and Trustees

      Section 1.  Compensation.  Except as set forth in the last sentence of this Section 1, the Board of Trustees may, from time to time, fix a reasonable amount of compensation to be paid by the Trust to the Trustees and officers of the Trust.  Nothing herein shall in any way prevent the employment of any Trustee for advisory, management, legal, accounting, investment banking or other services and payment for the same by the Trust.

      Section 2.  Indemnification and Limitation of Liability.

      (a)   To the fullest extent that limitations on the liability of
Trustees and officers are permitted by the DBTA, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:
any agent or employee of the Trust; any Investment Adviser or Principal
Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a
Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any
Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

      (b)   Every note, bond, contract, instrument, certificate or
undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of this Section 2 of this Article VII.

      Section 3.  Officers and Trustees' Good Faith Action, Expert Advice, No
Bond or Surety.  The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested.  An officer or Trustee shall be liable to the Trust and to any Shareholder solely for such officer's or Trustee's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of such officer or Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law.  The officers and Trustees may obtain the advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as officers or
Trustees.  No such officer or Trustee shall be liable for any act or omission in accordance with such advice and no inference concerning liability shall arise from a failure to follow such advice.  The officers and Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

      Section 4.  Insurance.  To the fullest extent permitted by applicable law, the officers and Trustees shall be entitled and have the authority to purchase with Trust Property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which such Person becomes involved by virtue of such Person's capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such
Person against such liability under the provisions of this Article.

                                  ARTICLE VIII.

                                  Miscellaneous

      Section 1.  Liability of Third Persons Dealing with Trustees.  No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any actions made or to be made by the Trustees.

      Section 2.  Dissolution of Trust or Series.  Unless dissolved as provided herein, the Trust shall have perpetual existence.  The Trust may be dissolved at any time by vote of a majority of the Shares of the Trust entitled to vote or by the Board of Trustees by written notice to the
Shareholders.  Any Series may be dissolved at any time by vote of a majority of the Shares of that Series or by the Board of Trustees by written notice to the Shareholders of that Series.

      Upon dissolution of the Trust (or a particular Series, as the case may
be), the Trustees shall (in accordance withss.3808 of the DBTA) pay or make reasonable provision to pay all claims and obligations of each Series (or the particular Series, as the case may be), including all contingent, conditional or unmatured claims and obligations known to the Trust, and all claims and obligations which are known to the Trust but for which the identity of the claimant is unknown.  If there are sufficient assets held with respect to each Series of the Trust (or the particular Series, as the case may be), such claims and obligations shall be paid in full and any such provisions for payment shall be made in full.  If there are insufficient assets held with respect to each Series of the Trust (or the particular Series, as the case may be), such claims and obligations shall be paid or provided for according to their priority and, among claims and obligations of equal priority, ratably to the extent of assets available therefor.  Any remaining assets
(including without limitation, cash, securities or any combination thereof)
held with respect to each Series of the Trust (or the particular Series, as the case may be) shall be distributed to the Shareholders of such Series, ratably according to the number of Shares of such Series held by the several
Shareholders on the record date for such dissolution distribution.

      Section 3.  Merger and Consolidation; Conversion.

      (a)   Merger and Consolidation.  Pursuant to an agreement of merger or consolidation, the Trust, or any one or more Series, may, by act of a majority of the Board of Trustees, merge or consolidate with or into one or more business trusts or other business entities formed or organized or existing under the laws of the State of Delaware or any other state or the
United States or any foreign country or other foreign jurisdiction.  Any such merger or consolidation shall not require the vote of the Shareholders affected thereby, unless such vote is required by the 1940 Act, or unless such merger or consolidation would result in an amendment of this Declaration of Trust which would otherwise require the approval of such Shareholders.  In accordance with Section 3815(f) of the DBTA, an agreement of merger or consolidation may affect any amendment to this Declaration of Trust or the
By-Laws or affect the adoption of a new declaration of trust or by-laws of the Trust if the Trust is the surviving or resulting business trust.  Upon completion of the merger or consolidation, the Trustees shall file a certificate of merger or consolidation in accordance with Section 3810 of the
DBTA.

      (b)   Conversion.  A majority of the Board of Trustees may, without the vote or consent of the Shareholders, cause (i) the Trust to convert to a common-law trust, a general partnership, limited partnership or a limited liability company organized, formed or created under the laws of the State of
Delaware as permitted pursuant to Section 3821 of the DBTA; (ii) the Shares of the Trust or any Series to be converted into beneficial interests in another business trust (or series thereof) created pursuant to this Section 3 of this Article VIII, or (iii) the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; provided, however, that if required by the 1940 Act, no such statutory conversion,
Share conversion or Share exchange shall be effective unless the terms of such transaction shall first have been approved at a meeting called for that purpose by the "vote of a majority of the outstanding voting securities," as such phrase is defined in the 1940 Act, of the Trust or Series, as applicable; provided, further, that in all respects not governed by statute or applicable law, the Board of Trustees shall have the power to prescribe the procedure necessary or appropriate to accomplish a sale of assets, merger or consolidation including the power to create one or more separate business trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of Shares of the Trust or any Series into beneficial interests in such separate business trust or trusts (or series thereof).

      Section 4.  Reorganization.  A majority of the Board of Trustees may cause the Trust to sell, convey and transfer all or substantially all of the assets of the Trust, or all or substantially all of the assets associated with any one or more Series, to another trust, business trust, partnership, limited partnership, limited liability company, association or corporation organized under the laws of any state, or to one or more separate series thereof, or to the Trust to be held as assets associated with one or more other Series of the Trust, in exchange for cash, shares or other securities
(including, without limitation, in the case of a transfer to another Series of the Trust, Shares of such other Series) with such transfer either (a)
being made subject to, or with the assumption by the transferee of, the liabilities associated with each Series the assets of which are so transferred, or (b) not being made subject to, or not with the assumption of, such liabilities; provided, however, that, if required by the 1940 Act, no assets associated with any particular Series shall be so sold, conveyed or transferred unless the terms of such transaction shall first have been approved at a meeting called for that purpose by the "vote of a majority of the outstanding voting securities," as such phrase is defined in the 1940
Act, of that Series.  Following such sale, conveyance and transfer, the Board of Trustees shall distribute such cash, shares or other securities (giving due effect to the assets and liabilities associated with and any other differences among the various Series the assets associated with which have so been sold, conveyed and transferred) ratably among the Shareholders of the
Series the assets associated with which have been so sold, conveyed and transferred (giving due effect to the differences among the various classes within each such Series); and if all of the assets of the Trust have been so sold, conveyed and transferred, the Trust shall be dissolved.

      Section 5.  Amendments.  Subject to the provisions of the second paragraph of this Section 5 of this Article VIII, this Declaration of Trust may be restated and/or amended at any time by an instrument in writing signed by a majority of the then Board of Trustees and, if required, by approval of such amendment by Shareholders in accordance with Article V, Section 3 hereof.  Any such restatement and/or amendment hereto shall be effective immediately upon execution and approval or upon such future date and time as may be stated therein.  The Certificate of Trust of the Trust may be restated
and/or amended by a similar procedure, and any such restatement and/or amendment shall be effective immediately upon filing with the Office of the
Secretary of State of the State of Delaware or upon such future date as may be stated therein.

      Notwithstanding the above, the Board of Trustees expressly reserves the right to amend or repeal any provisions contained in this Declaration of
Trust or the Certificate of Trust, in accordance with the provisions of
Section 5 of Article III hereof, and all rights, contractual and otherwise, conferred upon Shareholders are granted subject to such reservation.  The
Board of Trustees further expressly reserves the right to amend or repeal any provision of the By-Laws pursuant to Article IX of the By-Laws.

      Section 6.  Filing of Copies, References, Headings.  The original or a copy of this Declaration of Trust and of each restatement and/or amendment hereto shall be kept at the principal executive office of the Trust where it may be inspected by any Shareholder.  Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such restatements and/or amendments have been made and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such restatements and/or amendments.  In this Declaration of Trust and in any such restatements and/or amendments, references to this instrument, and all expressions of similar effect to
"herein," "hereof" and "hereunder," shall be deemed to refer to this instrument as amended or affected by any such restatements and/or amendments.  Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument.  Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable.  This instrument may be executed in any number of counterparts, each of which shall be deemed an original.

      Section 7.  Applicable Law.  This Declaration of Trust is created under and is to be governed by and construed and administered according to the laws of the State of Delaware and the applicable provisions of the 1940 Act and the Code.  The Trust shall be a Delaware business trust pursuant to the DBTA, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a business trust.

      Section 8.  Provisions in Conflict with Law or Regulations.

      (a)   The provisions of this Declaration of Trust are severable, and if the Board of Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the 1940 Act, the Code, the DBTA, or with other applicable laws and regulations, the conflicting provision shall be deemed not to have constituted a part of this Declaration of Trust from the time when such provisions became inconsistent with such laws or regulations; provided, however, that such determination shall not affect any of the remaining provisions of this Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination.

      (b)   If any provision of this Declaration of Trust shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of this Declaration of Trust in any jurisdiction.

      Section 9.  Business Trust Only.  It is the intention of the Trustees to create a business trust pursuant to the DBTA, and thereby to create the relationship of trustee and beneficial owners within the meaning of the DBTA between the Trustees and each Shareholder.  It is not the intention of the
Trustees to create a general or limited partnership, limited liability company, joint stock association, corporation, bailment, or any form of legal relationship other than a business trust pursuant to the DBTA.  Nothing in this Declaration of Trust shall be construed to make the Shareholders, either by themselves or with the Trustees, partners or members of a joint stock association.

      Section 10.  Use of the Name "Buffalo".  The name "Buffalo" and all rights to the use of such name belong to Kornitzer Capital Management, Inc., the Manager of the Trust.  Kornitzer Capital Management, Inc. has consented to the use by the Trust of the identifying word "Buffalo" and has granted to the Trust a non-exclusive license to use such names as part of the name of the Trust and the name of any Series of Shares.  In the event Kornitzer
Capital Management, Inc. or an affiliate of Kornitzer Capital Management,
Inc. is not appointed as Manager or ceases to be the Manager of the Trust or of any Series using such name, the non-exclusive license granted herein may be revoked by Kornitzer Capital Management, Inc.  Upon receipt of such a written revocation from Kornitzer Capital Management, Inc. or any successor to its interests in such name, the Trustees agree to execute such amendment to the Trust's Certificate of Trust and this Declaration of Trust as may be required to effect a change in the name of Trust or any Series of Shares of the Trust, and the Trust promptly shall cease using the name "Buffalo" as part of its name or the name of any Series of Shares.

      IN WITNESS WHEREOF, the Trustee named below does hereby make and enter into this Declaration of Trust as of the date first above written.

                                       /s/ Stephen S. Soden
                                       Stephen S. Soden
                                       Trustee, President and Chairman of the
                                       Board

                                       /s/ Gene M. Betts
                                       Gene M. Betts
                                       Trustee

                                       /s/ Thomas S. Case
                                       Thomas S. Case
                                       Trustee

                                       /s/ Kent W. Gasaway
                                       Kent W. Gasaway
                                       Trustee

                                       /s/ J. Gary Gradinger
                                       J. Gary Gradinger
                                       Trustee

                                       /s/ Philip J. Kennedy
                                       Philip J. Kennedy
                                       Trustee

                                                               EXHIBIT EX-99.a.2

                             CERTIFICATE OF TRUST

                                      of

                                BUFFALO FUNDS

                          A DELAWARE BUSINESS TRUST

            This Certificate of Trust of Buffalo Funds (the "Trust"), is
being duly executed and filed, in order to form a business trust pursuant to the Delaware Business Trust Act (the "Act"), Del. Code Ann. tit. 12,
ss.ss.3801-3819.

            1.  NAME.  The name of the business trust formed hereby is
"Buffalo Funds."

            2.  REGISTERED OFFICE AND REGISTERED AGENT.  The Trust will become, prior to the issuance of shares of beneficial interest, a registered investment company under the Investment Company Act of 1940, as amended.
Therefore, in accordance with section 3807(b) of the Act, the Trust has and shall maintain in the State of Delaware a registered office and a registered agent for service of process.

                  (a)  REGISTERED OFFICE.  The registered office of the Trust in Delaware is SR Services, LLC, 919 North Market Street, Suite
            600, Wilmington, Delaware 19801.

                  (b)  REGISTERED AGENT.  The registered agent for service of process on the Trust in Delaware is SR Services, LLC, 919 North
            Market Street, Suite 600, Wilmington, Delaware 19801.

            3.  LIMITATION OF LIABILITY.  Pursuant to Section 3804 of the Act,
the debts, liabilities,  obligations and expenses incurred,  contracted for or otherwise  existing with respect to a particular  series,  whether such series is now  authorized  and existing  pursuant to the governing  instrument of the
Trust or is  hereafter  authorized  and  existing  pursuant to said  governing instrument,  shall be  enforceable  against  the assets  associated  with such series  only,  and not against the assets of the Trust  generally or any other series thereof,  and, except as otherwise provided in the governing instrument of the  Trust,  none  of the  debts,  liabilities,  obligations  and  expenses incurred,  contracted  for or  otherwise  existing  with  respect to the Trust generally or any other series thereof shall be enforceable  against the assets of such series.

            IN WITNESS WHEREOF, the Trustees named below do hereby execute this Certificate of Trust on this 14th day of February, 2001.

                                       /s/ Stephen S. Soden
                                       Stephen S. Soden
                                       President and Chairman of the Board

                                       /s/ Gene M. Betts
                                       Gene M. Betts
                                       Trustee

                                       /s/ Thomas S. Case
                                       Thomas S. Case
                                       Trustee

                                       /s/ Kent W. Gasaway
                                       Kent W. Gasaway
                                       Trustee

                                       /s/ J. Gary Gradinger
                                       J. Gary Gradinger
                                       Trustee

                                       /s/ Philip J. Kennedy
                                       Philip J. Kennedy
                                       Trustee

                                                                 EXHIBIT EX-99.b

                                     BY-LAWS

                                       OF

                                  BUFFALO FUNDS

                            A Delaware Business Trust

                          (Effective February 14, 2001)

                                   ARTICLE I.

                                     OFFICES

Section 1.01.     PRINCIPAL OFFICE.  The Board of Trustees shall fix and,
from time to time, may change the location of the principal executive office of the Trust at any place within or outside the State of Delaware.

Section 1.02.     OTHER OFFICES.  The Board of Trustees may at any time
establish branch or subordinate offices at any place or places where the
Trust intends to do business.

                                  ARTICLE II.

                            MEETINGS OF SHAREHOLDERS

Section 2.01.     PLACE OF MEETINGS.  Meetings of shareholders shall be held at any place within or outside the State of Delaware designated by the Board of Trustees.  In the absence of any such designation, shareholders' meetings shall be held at the principal executive office of the Trust.

Section 2.02.     CALL OF MEETING.  A meeting of the shareholders may be
called at any time by the Board of Trustees or by the Chairman of the Board
or by the president.

Section 2.03.     NOTICE OF SHAREHOLDERS' MEETING.  All notices of meetings
of shareholders shall be sent or otherwise given in accordance with Section 4 of this Article II not less than seven (7) nor more than seventy-five (75)
days before the date of the meeting.  The notice shall specify (i) the place, date and hour of the meeting, and (ii) the general nature of the business to be transacted.  The notice of any meeting at which trustees are to be elected also shall include the name of any nominee or nominees whom at the time of the notice are intended to be presented for election.

       If action is proposed to be taken at any meeting for approval of (i) a contract or transaction in which a trustee has a direct or indirect financial interest, (ii) an amendment of the Declaration of Trust, (iii) a reorganization of the Trust, or (iv) a voluntary dissolution of the Trust, the notice shall also state the general nature of that proposal.

Section 2.04.     MANNER OF GIVING NOTICE; AFFIDAVIT OF NOTICE.  Notice of
any meeting of shareholders shall be given either personally or by first-class mail or telegraphic or other written communication, charges prepaid, addressed to the shareholder at the address of that shareholder appearing on the books of the Trust or its transfer agent or given by the shareholder to the Trust for the purpose of notice.  If no such address appears on the Trust's books or is given, notice shall be deemed to have been given if sent to that shareholder by first-class mail or telegraphic or other written communication to the Trust's principal executive office, or if published at least once in a newspaper of general circulation in the county where that office is located.  Notice shall be deemed to have been given at the time when delivered personally or deposited in the mail or sent by telegram or other means of written communication.

      If any notice addressed to a shareholder at the address of that shareholder appearing on the books of the Trust is returned to the Trust by the United States Postal Service marked to indicate that the Postal Service is unable to deliver the notice to the shareholder at that address, all future notices or reports shall be deemed to have been duly given without further mailing if these shall be available to the shareholder on written demand of the shareholder at the principal executive office of the Trust for a period of one year from the date of the giving of the notice.

      An affidavit of the mailing or other means of giving any notice of any shareholder's meeting shall be executed by the secretary, assistant secretary or any transfer agent of the Trust giving the notice and shall be filed and maintained in the minute book of the Trust.

Section 2.05.     ADJOURNED MEETING; NOTICE.  Any shareholder's meeting,
whether or not a quorum is present, may be adjourned from time to time by the vote of the majority of the shares represented at that meeting, either in person or by proxy.

      When any meeting of shareholders is adjourned to another time or place, notice need not be given of the adjourned meeting at which the adjournment is taken, unless a new record date of the adjourned meeting is fixed or unless the adjournment is for more than sixty (60) days from the date set for the original meeting, in which case the Board of Trustees shall set a new record date.  Notice of any such adjourned meeting shall be given to each shareholder of record entitled to vote at the adjourned meeting in accordance with the provisions of Sections 3 and 4 of this Article II.  At any adjourned meeting, the Trust may transact any business which might have been transacted at the original meeting.

Section 2.06.     VOTING.  The shareholders entitled to vote at any meeting
of shareholders shall be determined in accordance with the provisions of the
Declaration of Trust, as in effect at such time.  The shareholders' vote may be by voice vote or by ballot, provided, however, that any election for trustees must be by ballot if demanded by any shareholder before the voting has begun on any matter other than elections of trustees, any shareholder may vote part of the shares in favor of the proposal and refrain from voting the remaining shares or vote them against the proposal, but if the shareholder fails to specify the number of shares which the shareholder is voting affirmatively, it will be conclusively presumed that the shareholder's approving vote is with respect to the total shares that the shareholder is entitled to vote on such proposal.

Section 2.07.     WAIVER OF NOTICE BY CONSENT OF ABSENT SHAREHOLDERS.  The
transactions of the meeting of shareholders, however called and noticed and wherever held, shall be as valid as though had at a meeting duly held after regular call and notice if a quorum be present either in person or by proxy and if either before or after the meeting, each person entitled to vote who was not present in person or by proxy signs a written waiver of notice or a consent to a holding of the meeting or an approval of the minutes.  The waiver of notice or consent need not specify either the business to be transacted or the purpose of any meeting of shareholders.

      Attendance by a person at a meeting shall also constitute a waiver of notice of that meeting, except when the person objects at the beginning of the meeting to the transaction of any business because the meeting is not lawfully called or convened and except that attendance at a meeting is not a waiver of any right to object to the consideration of matters not included in the notice of the meeting if that objection is expressly made at the beginning of the meeting.

Section 2.08.     SHAREHOLDER ACTION BY WRITTEN CONSENT WITHOUT A MEETING.
Any action which may be taken at any meeting of shareholders may be taken without a meeting and without prior notice if a consent in writing setting forth the action so taken is signed by the holders of outstanding shares having not less than the minimum number of votes that would be necessary to authorize or take that action at a meeting at which all shares entitled to vote on that action were present and voted.  All such consents shall be filed with the Secretary of the Trust and shall be maintained in the Trust's records.  Any shareholder giving a written consent or the shareholder's proxy holders or a transferee of the shares or a personal representative of the shareholder or their respective-proxy-holders may revoke the consent by a writing received by the Secretary of the Trust before written consents of the number of shares required to authorize the proposed action have been filed with the Secretary.

      If the consents of all shareholders entitled to vote have not been solicited in writing and if the unanimous written consent of all such shareholders shall not have been received, the Secretary shall give prompt notice of the action approved by the shareholders without a meeting.  This notice shall be given in the manner specified in Section 4 of this Article
II.  In the case of approval of (i) contracts or transactions in which a trustee has a direct or indirect financial interest, (ii) indemnification of agents of the Trust, and (iii) a reorganization of the Trust, the notice shall be given at least ten (10) days before the consummation of any action authorized by that approval.

Section 2.09.     RECORD DATE FOR SHAREHOLDER NOTICE; VOTING AND GIVING
CONSENTS.  For purposes of determining the shareholders entitled to notice of any meeting or to vote or entitled to give consent to action without a meeting, the Board of Trustees may fix in advance a record date which shall not be more than ninety (90) days nor less than seven (7) days before the date of any such meeting as provided in the Declaration of Trust.

      If the Board of Trustees does not so fix a record date:

(a)   The record date for determining shareholders entitled to notice of or to vote at a meeting of shareholders shall be at the close of business on the business day next preceding the day on which notice is given or if notice is waived, at the close of business on the business day next preceding the day on which the meeting is held.

(b)   The record date for determining shareholders entitled to give consent to action in writing without a meeting, (i) when no prior action by the Board of Trustees has been taken, shall be the day on which the first written consent is given, or (ii) when prior action of the Board of Trustees has been taken, shall be at the close of business on the day on which the Board of
Trustees adopt the resolution relating to that action or the seventy-fifth day before the date of such other action, whichever is later.

Section 2.10.     PROXIES.  Every person entitled to vote for trustees or on any other matter shall have the right to do so either in person or by one or more agents authorized by a written proxy signed by the person and filed with the Secretary of the Trust.  A proxy shall be deemed signed if the shareholder's name is placed on the proxy (whether by manual signature, typewriting, telegraphic transmission or otherwise) by the shareholder or the shareholder's attorney-in-fact.  A validly executed proxy which does not state that it is irrevocable shall continue in full force and effect unless
(i) revoked by the person executing it before the vote pursuant to that proxy by a writing delivered to the Trust stating that the proxy is revoked or by a subsequent proxy executed by or attendance at the meeting and voting in person by the person executing that proxy; or (ii) written notice of the death or incapacity of the maker of that proxy is received by the Trust before the vote pursuant to that proxy is counted; provided however, that no proxy shall be valid after the expiration of eleven (11) months from the date of the proxy unless otherwise provided in the proxy.  The revocability of a proxy that states on its face that it is irrevocable shall be governed by the provisions of the General Corporation Law of the State of Delaware.

Section 2.11.     INSPECTORS OF ELECTION.  Before any meeting of
shareholders, the Board of Trustees may appoint any persons other than nominees for office to act as inspectors of election at the meeting or its adjournment.  If no inspectors of election are so appointed, the chairman of the meeting may and on the request of any shareholder or a shareholder's proxy shall, appoint inspectors of election at the meeting.  The number of inspectors shall be either one (1) or three (3).  If inspectors are appointed at a meeting on the request of one or more shareholders or proxies, the holders of a majority of shares or their proxies present at the meeting shall determine whether one (1) or three (3) inspectors are to be appointed.  If any person appointed as inspector fails to appear or fails or refuses to act, the chairman of the meeting may and on the request of any shareholder or a shareholder's proxy, shall appoint a person to fill the vacancy.

      These inspectors shall:

(a)   Determine the number of shares outstanding and the voting power of each, the shares represented at the meeting, the existence of a quorum and the authenticity, validity and effect of proxies;

(b)   Receive votes, ballots or consents;

(c)   Hear and determine all challenges and questions in any way arising in connection with the right to vote;

(d)   Count and tabulate all votes or consents;

(e)   Determine when the polls shall close;

(f)   Determine the result; and

(g)   Do any other acts that may be proper to conduct the election or vote with fairness to all shareholders.

                                  ARTICLE III.

                                    TRUSTEES

Section 3.01.     POWERS.  Subject to the applicable provisions of the
Declaration of Trust and these By-Laws relating to action required to be approved by the shareholders or by the outstanding shares, the business and affairs of the Trust shall be managed and all powers shall be exercised by or under the direction of the Board of Trustees.

Section 3.02.     NUMBER AND QUALIFICATION OF TRUSTEES.  The exact number of trustees shall be set as provided in the Agreement and Declaration of Trust.

Section 3.03.     VACANCIES.  Vacancies in the Board of Trustees may be
filled by a majority of the remaining trustees, though less than a quorum, or by a sole remaining trustee, unless the Board of Trustees calls a meeting of shareholders for the purposes of electing trustees.  In the event that at any time less than a majority of the trustees holding office at that time were so elected by the holders of the outstanding voting securities of the Trust, the
Board of Trustees shall forthwith cause to be held as promptly as possible, and in any event within sixty (60) days, a meeting of such holders for the purpose of electing trustees to fill any existing vacancies in the Board of
Trustees, unless such period is extended by order of the United States
Securities and Exchange Commission.

      Notwithstanding the above, whenever and for so long as the Trust is a participant in or otherwise has in effect a Plan under which the Trust may be deemed to bear expenses of distributing its shares as that practice is described in Rule 12b-1 under the Investment Company Act of 1940, then the selection and nomination of the trustees who are not interested persons of the Trust (as that term is defined in the Investment Company Act of 1940)
shall be, and is, committed to the discretion of such disinterested trustees.

Section 3.04.     PLACE OF MEETINGS AND MEETINGS BY TELEPHONE.  All meetings of the Board of Trustees may be held at any place within or outside the State of Delaware that has been designated from time to time by resolution of the
Board.  In the absence of such a designation, regular meetings shall be held at the principal executive office of the Trust.  Any meeting, regular or special, may be held by conference telephone or similar communication equipment, so long as all trustees participating in the meeting can hear one another and all such trustees shall be deemed to be present in person at the meeting.

Section 3.05.     REGULAR MEETINGS.  Regular meetings of the Board of
Trustees shall be held without call at such time as shall from time to time be fixed by the Board of Trustees.  Such regular meetings may be held without notice.

Section 3.06.     SPECIAL MEETINGS.  Special meetings of the Board of
Trustees for any purpose or purposes may be called at any time by the chairman of the board or the president or any vice president or the secretary or any two (2) trustees.

      Notice of the time and place of special meetings shall be delivered personally or by telephone to each trustee or sent by first-class mail or telegram, charges prepaid, addressed to each trustee at that trustee's address as it is shown on the records of the Trust.  In case the notice is mailed, it shall be deposited in the United States mail at least seven (7)
days before the time of the holding of the meeting.  In case the notice is delivered personally, by telephone, to the telegraph company, or by express mail or similar service, it shall be given at least forty-eight (48) hours before the time of the holding of the meeting.  Any oral notice given personally or by telephone may be communicated either to the trustee or to a person at the office of the trustee who the person giving the notice has reason to believe will promptly communicate it to the trustee.  The notice need not specify the purpose of the meeting or the place if the meeting is to be held at the principal executive office of the Trust.

Section 3.07.     QUORUM.  A majority of the authorized number of trustees
shall constitute a quorum for the transaction of business, except to adjourn as provided in Section 10 of this Article III.  Every act or decision done or made by a majority of the trustees present at a meeting duly held at which a quorum is present shall be regarded as the act of the Board of Trustees, subject to the provisions of the Declaration of Trust.  A meeting at which a quorum is initially present may continue to transact business notwithstanding the withdrawal of trustees if any action taken is approved by a least a majority of the required quorum for that meeting.

Section 3.08.     WAIVER OF NOTICE.  Notice of any meeting need not be given to any trustee who either before or after the meeting signs a written waiver of notice, a consent to holding the meeting, or an approval of the minutes.
The waiver of notice or consent need not specify the purpose of the meeting.
All such waivers, consents, and approvals shall be filed with the records of the Trust or made a part of the minutes of the meeting.  Notice of a meeting shall also be deemed given to any trustee who attends the meeting without protesting before or at its commencement the lack of notice to that trustee.

Section 3.09.     ADJOURNMENT.  A majority of the trustees present, whether
or not constituting a quorum, may adjourn any meeting to another time and place.

Section 3.10.     NOTICE OF ADJOURNMENT.  Notice of the time and place of
holding an adjourned meeting need not be given unless the meeting is adjourned for more than forty-eight (48) hours, in which case notice of the time and place shall be given before the time of the adjourned meeting in the manner specified in Section 7 of this Article III to the trustees who were present at the time of the adjournment.

Section 3.11.     ACTION WITHOUT A MEETING.  Any action required or permitted to be taken by the Board of Trustees may be taken without a meeting if a majority of the members of the Board of Trustees shall individually or collectively consent in writing to that action.  Such action by written consent shall have the same force and effect as a majority vote of the Board of Trustees.  Such written consent or consents shall be filed with the minutes of the proceedings of the Board of Trustees.

Section 3.12.     FEES AND COMPENSATION OF TRUSTEES.  Trustees and members of committees may receive such compensation, if any, for their services and such reimbursement of expenses as may be fixed or determined by resolution of the
Board of Trustees.  This Section 12 shall not be construed to preclude any trustee from serving the Trust in any other capacity as an officer, agent, employee, or otherwise and receiving compensation for those services.

Section 3.13.     DELEGATION OF POWER TO OTHER TRUSTEES.  Any Trustee may, by
power of attorney, delegate his power for a period not exceeding six (6)
months at any one time to any other Trustee or Trustees; provided that in no case shall fewer than two (2) Trustees personally exercise the powers granted to the Trustees under this Declaration of Trust except as otherwise expressly provided herein or by resolution of the Board of Trustees.

                                  ARTICLE IV.

                                   COMMITTEES

Section 4.01.     COMMITTEES OF TRUSTEES.  The Board of Trustees may by
resolution adopted by a majority of the authorized number of trustees designate one or more committees, each consisting of two (2) or more trustees, to serve at the pleasure of the Board.  The Board may designate one or more trustees as alternate members of any committee who may replace any absent member at any meeting of the committee.  Any committee to the extent provided in the resolution of the Board, shall have the authority of the
Board, except with respect to:

(a)   the approval of any action which under applicable law also requires shareholders' approval or approval of the outstanding shares, or requires approval by a majority of the entire Board or certain members of said Board;

(b)   the filling of vacancies on the Board of Trustees or in any committee;

(c)   the fixing of compensation of the trustees for serving on the Board of
Trustees or on any committee;

(d)   the amendment or repeal of the Declaration of Trust or of the By-Laws or the adoption of new By-Laws;

(e)   the amendment or repeal of any resolution of the Board of Trustees which by its express terms is not so amendable or repealable;

(f)   a distribution to the shareholders of the Trust, except at a rate or in a periodic amount or within a designated range determined by the Board of
Trustees; or

(g)   the appointment of any other committees of the Board of Trustees or the members of these committees.

Section 4.02.     MEETINGS AND ACTION OF COMMITTEES.  Meetings and action of committees shall be governed by and held and taken in accordance with the provisions of Article III of these By-Laws, with such changes in the context thereof as are necessary to substitute the committee and its members for the
Board of Trustees and its members, except that the time of regular meetings of committees may be determined either by resolution of the Board of Trustees or by resolution of the committee.  Special meetings of committees may also be called by resolution of the Board of Trustees, and notice of special meetings of committees shall also be given to all alternate members who shall have the right to attend all meetings of the committee.  The Board of
Trustees may adopt rules for the government of any committee not inconsistent with the provisions of these By-Laws.

                                   ARTICLE V.

                                    OFFICERS

Section 5.01.     OFFICERS.  The officers of the Trust shall be a president, a secretary, and a treasurer.  The Trust may also have, at the discretion of the Board of Trustees, a chairman of the board, one or more vice presidents, one or more assistant secretaries, one or more assistant treasurers, and such other officers as may be appointed in accordance with the provisions of
Section 3 of this Article V.  Any number of offices may be held by the same person.

Section 5.02.     ELECTION OF OFFICERS.  The officers of the Trust, except
such officers as may appointed in accordance with the provisions of Section 3 or Section 5 of this Article V, shall be chosen by the Board of Trustees, and each shall serve at the pleasure of the Board of Trustees, subject to the rights, if any, of an officer under any contract of employment.

Section 5.03.     SUBORDINATE OFFICERS.  The Board of Trustees may appoint
and may empower the president to appoint such other officers as the business of the Trust may require, each of whom shall hold office for such period, have such authority and perform such duties as are provided in these By-Laws or as the Board of Trustees may from time to time determine.

Section 5.04.     REMOVAL AND RESIGNATION OF OFFICERS.  Subject to the
rights, if any, of an officer under any contract of employment, any officer may be removed, either with or without cause, by the Board of Trustees at any regular or special meeting of the Board of Trustees or except in the case of an officer upon whom such power of removal may be conferred by the Board of
Trustees.

      Any officer may resign at any time by giving written notice to the
Trust.  Any resignation shall take effect at the date of the receipt of that notice or at any later time specified in that notice; and unless otherwise specified in that notice, the acceptance of the resignation shall not be necessary to make it effective.  Any resignation is without prejudice to the rights, if any, of the Trust under any contract to which the officer is a party.

Section 5.05.     VACANCIES IN OFFICES.  A vacancy in any office because of
death, resignation, removal, disqualification or other cause shall be filled in the manner prescribed in these By-Laws for regular appointment to that office.

Section 5.06.     CHAIRMAN OF THE BOARD.  The chairman of the board, if such an officer is elected, shall if present preside at meetings of the Board of
Trustees and exercise and perform such other powers and duties as may be from time to time assigned to him by the Board of Trustees or prescribed by the
By-Laws.

Section 5.07.     PRESIDENT.  Subject to such supervisory powers, if any, as may be given by the Board of Trustees to the chairman of the board, if there be such an officer, the president shall be the chief executive officer of the
Trust and shall, subject to the control of the Board of Trustees, have general supervision, direction and control of the business and the officers of the Trust.  He shall preside at all meetings of the shareholders and in the absence of the chairman of the board or if there be none, at all meetings of the Board of Trustees.  He shall have the general powers and duties of management usually vested in the office of president of a corporation and shall have such other powers and duties as may be prescribed by the Board of
Trustees or these By-Laws.

Section 5.08.     VICE PRESIDENTS.  In the absence or disability of the
president, the vice presidents, if any, in order of their rank as fixed by the Board of Trustees or if not ranked, a vice president designated by the
Board of Trustees, shall perform all the duties of the president and when so acting shall have all powers of and be subject to all the restrictions upon the president.  The vice presidents shall have such other powers and perform such other duties as from time to time may be prescribed for them respectively by the Board of Trustees or by these By-Laws and the president or the chairman of the board.

Section 5.09.     SECRETARY.  The secretary shall keep or cause to be kept at the principal executive office of the Trust or such other place as the Board of Trustees may direct a book of minutes of all meetings and actions of trustees, committees of trustees and shareholders with the time and place of holding, whether regular or special, and if special, how authorized, the notice given, the names of those present at trustees' meetings or committee meetings, the number of shares present or represented at shareholders'
meetings, and the proceedings.

      The secretary shall keep or cause to be kept at the principal executive office of the Trust or at the office of the Trust's transfer agent or registrar, as determined by resolution of the Board of Trustees, a share register or a duplicate share register showing the names of all shareholders and their addresses, the number and classes of shares held by each, the number and date of certificates issued for the same and the number and date of cancellation of every certificate surrendered for cancellation.

      The secretary shall give or cause to be given notice of all meetings of the shareholders and of the Board of Trustees required by these By-Laws or by applicable law to be given and shall have such other powers and perform such other duties as may be prescribed by the Board of Trustees or by these
By-Laws.

Section 5.10.     TREASURER.  The treasurer shall be the chief financial
officer of the Trust and shall keep and maintain or cause to be kept and maintained adequate and correct books and records of accounts of the properties and business transactions of the Trust, including accounts of its assets, liabilities, receipts, disbursements, gains, losses, capital, retained earnings and shares.  The books of account shall at all reasonable times be open to inspection by any trustee.

      The treasurer shall deposit all monies and other valuables in the name and to the credit of the Trust with such depositories as may be designated by the Board of Trustees.  He shall disburse the funds of the Trust as may be ordered by the Board of Trustees, shall render to the president and trustees, whenever they request it, an account of all of his transactions as chief financial officer and of the financial condition of the Trust and shall have other powers and perform such other duties as may be prescribed by the Board of Trustees or these By-Laws.

                                  ARTICLE VI.

                     INDEMNIFICATION OF TRUSTEES, OFFICERS,
                           EMPLOYEES AND OTHER AGENTS

Section 6.01.     AGENTS, PROCEEDINGS AND EXPENSES.  For the purpose of this
Article, "agent" means any person who is or was a trustee, officer, employee or other agent of this Trust or is or was serving at the request of this
Trust as a trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

Section 6.02.     ACTIONS OTHER THAN BY TRUST.  This Trust shall indemnify
any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if that person acted in good faith and in a manner that person reasonably believed to be in the best interests of this Trust and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of that person was unlawful.  The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contenders or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

Section 6.03.     ACTIONS OTHER THAN BY TRUST.  This Trust shall indemnify
any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Section 6.04.     EXCLUSION OF INDEMNIFICATION.  Notwithstanding any
provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

      No indemnification shall be made under Sections 2 or 3 of this Article:

(a)   In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

(b)   In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

(c)   Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in
Section 6 of this Article is obtained.

Section 6.05.     SUCCESSFUL DEFENSE BY AGENT.  To the extent that an agent
of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

Section 6.06.     REQUIRED APPROVAL.  Except as provided in Section 5 of this
Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

(a)   A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

(b)   A written opinion by an independent legal counsel.

Section 6.07.     ADVANCE OF EXPENSES.  Expenses incurred in defending any
proceeding may be advanced by this Trust before the final disposition of the proceeding on receipt of an undertaking by or on behalf of the agent to repay the amount of the advance unless it shall be determined ultimately that the agent is entitled to be indemnified as authorized in this Article, provided the agent provides a security for his undertaking, or a majority of a quorum of the disinterested, non-party trustees, or an independent legal counsel in a written opinion, determine that based on a review of readily available facts, there is reason to believe that said agent ultimately will be found entitled to indemnification.

Section 6.08.     OTHER CONTRACTUAL RIGHTS.  Nothing contained in this
Article shall affect any right to indemnification to which persons other than trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

Section 6.09.     LIMITATIONS.  No indemnification or advance shall be made
under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

(a)   That it would be inconsistent with a provision of the Agreement and
Declaration of Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b)   That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

Section 6.10.     INSURANCE.  Upon and in the event of a determination by the
Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this
Trust would have the power to indemnify the agent against that liability under the provisions of this Article.

Section 6.11.     FIDUCIARIES OF EMPLOYEE BENEFIT PLAN.  This Article does
not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in that person' s capacity as such, even though that person may also be an agent of this Trust as defined in
Section 1 of this Article.  Nothing contained in this Article shall limit any right to indemnification to which such a trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

                                  ARTICLE VII.

                               RECORDS AND REPORTS

Section 7.01.     MAINTENANCE AND INSPECTION OF SHARE REGISTER.  This Trust
shall keep at its principal executive office or at the office of its transfer agent or registrar, if either be appointed and as determined by resolution of the Board of Trustees, a record of its shareholders, giving the names and addresses of all shareholders and the number and series of shares held by each shareholder.

Section 7.02.     MAINTENANCE AND INSPECTION OF BY-LAWS.  The Trust shall
keep at its principal executive office the original or a copy of these
By-Laws as amended to date, which shall be open to inspection by the shareholders at all reasonable times during office hours.

Section 7.03.     MAINTENANCE AND INSPECTION OF OTHER RECORDS.  The
accounting books and records and minutes of proceedings of the shareholders and the Board of Trustees and any committee or committees of the Board of
Trustees shall be kept at such place or places designated by the Board of
Trustees or in the absence of such designation, at the principal executive office of the Trust.  The minutes shall be kept in written form and the accounting books and records shall be kept either in written form or in any other form capable of being converted into written form.  The minutes and accounting books and records shall be open to inspection upon the written demand of any shareholder or holder of a voting trust certificate at any reasonable time during usual business hours for a purpose reasonably related to the holder's interests as a shareholder or as the holder of a voting trust certificate.  The inspection may be made in person or by an agent or attorney and shall include the right to copy and make extracts.

Section 7.04.     INSPECTION BY TRUSTEES.  Every trustee shall have the
absolute right at any reasonable time to inspect all books, records, and documents of every kind and the physical properties of the Trust.  This inspection by a trustee may be made in person or by an agent or attorney and the right of inspection includes the right to copy and make extracts of documents.

Section 7.05.     FINANCIAL STATEMENTS.  A copy of any financial statements
and any income statement of the Trust for each quarterly period of each fiscal year and accompanying balance sheet of the Trust as of the end of each such period that has been prepared by the Trust shall be kept on file in the principal executive office of the Trust for at least twelve (12) months and each such statement shall be exhibited at all reasonable times to any shareholder demanding an examination of any such statement or a copy shall be mailed to any such shareholder.

      The quarterly income statements and balance sheets referred to in this section shall be accompanied by the report, if any, of any independent accountants engaged by the Trust or the certificate of an authorized officer of the Trust that the financial statements were prepared without audit from the books and records of the Trust.

                                  ARTICLE VIII.

                                 GENERAL MATTERS

Section 8.01.     CHECKS, DRAFTS, EVIDENCE OF INDEBTEDNESS.  All checks,
drafts, or other orders for payment of money, notes or other evidences of indebtedness issued in the name of or payable to the Trust shall be signed or endorsed by such person or persons and in such manner as from time to time shall be determined by resolution of the Board of Trustees.

Section 8.02.     CONTRACTS AND INSTRUMENTS; HOW EXECUTED.  The Board of
Trustees, except as otherwise provided in these By-Laws, may authorize any officer or officers, agent or agents, to enter into any contract or execute any instrument in the name of and on behalf of the Trust and this authority may be general or confined to specific instances; and unless so authorized or ratified by the Board of Trustees or within the agency power of an officer, no officer, agent, or employee shall have any power or authority to bind the
Trust by any contract or engagement or to pledge its credit or to render it liable for any purpose or for any amount.

Section 8.03.     CERTIFICATES FOR SHARES.  A certificate or certificates for shares of beneficial interest in any series of the Trust may be issued to a shareholder upon his request when such shares are fully paid.  The Trust may impose a nominal change for issuing certificates to cover expenses related thereto.  All certificates shall be signed in the name of the Trust by the chairman of the board or the president or vice president and by the treasurer or an assistant treasurer or the secretary or any assistant secretary, certifying the number of shares and the series of shares owned by the shareholders.  Any or all of the signatures on the certificate may be facsimile.  In case any officer, transfer agent, or registrar who has signed or whose facsimile signature has been placed on a certificate shall have ceased to be that officer, transfer agent, or registrar before that certificate is issued, it may be issued by the Trust with the same effect as if that person were an officer, transfer agent or registrar at the date of issue.  Notwithstanding the foregoing, the Trust may adopt and use a system of issuance, recordation and transfer of its shares by electronic or other means; and in fact, as a matter of policy, does not presently issue certified shares.

Section 8.04.     LOST CERTIFICATES.  Except as provided in this Section 4,
no new certificates for shares shall be issued to replace an old certificate unless the latter is surrendered to the Trust and cancelled at the same time.  The Board of Trustees may in case any share certificate or certificate for any other security is lost, stolen, or destroyed, authorize the issuance of a replacement certificate on such terms and conditions as the Board of
Trustees may require, including a provision for indemnification of the Trust secured by a bond or other adequate security sufficient to protect the Trust against any claim that may be made against it, including any expense or liability on account of the alleged loss, theft, or destruction of the certificate or the issuance of the replacement certificate.

Section 8.05.     REPRESENTATION OF SHARES OF OTHER ENTITIES HELD BY TRUST.
The chairman of the Board, the president or any vice president or any other person authorized by resolution of the Board of Trustees or by any of the foregoing designated officers, is authorized to vote or represent on behalf of the Trust any and all shares of any corporation, partnership, trusts, or other entities, foreign or domestic, standing in the name of the Trust.  The authority granted may be exercised in person or by a proxy duly executed by such designated person.

Section 8.06.     FISCAL YEAR.  The fiscal year of the Trust shall be fixed
and refixed or changed from time to time by resolution of the Trustees.  The fiscal year of the Trust shall be the taxable year of each Series of the
Trust.

                                  ARTICLE IX.

                                   AMENDMENTS

Section 9.01.     AMENDMENT BY SHAREHOLDERS.  These By-Laws may be amended or repealed by the affirmative vote or written consent of a majority of the outstanding shares entitled to vote, except as otherwise provided by applicable law or by the Declaration of Trust or these By-Laws.

Section 9.02.     AMENDMENT BY TRUSTEES.  Subject to the right of
shareholders as provided in Section 1 of this Article to adopt, amend or repeal By-Laws, and except as otherwise provided by law or by the Declaration of Trust, these By-Laws may be adopted, amended, or repealed by the Board of
Trustees.

                                                                 EXHIBIT EX-99.d

                         FORM OF MANAGEMENT AGREEMENT

                                   between

                      KORNITZER CAPITAL MANAGEMENT, INC.

                                     and

                                BUFFALO FUNDS

            This Agreement, made and entered into this ___ day of _________,
2001, by and between BUFFALO FUNDS, a Delaware business trust (hereinafter referred to as the "Trust"), on behalf of each separate series of its shares set forth on the Appendix to this Agreement, as that Appendix may be amended from time to time (each such series is hereinafter referred to as a "Fund,"
and collectively as the "Funds") and KORNITZER CAPITAL MANAGEMENT, INC., a
corporation organized under the laws of the State of Kansas (hereinafter referred to as the "Manager"), and which Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all of which together shall constitute but one instrument.

            WHEREAS the Trust was founded and incorporated for the purpose of engaging in the business of investing and reinvesting its property and assets and to operate as an open-end management investment company, as defined in the Investment Company Act of 1940, as amended ("Act"), under which it is registered with the Securities and Exchange Commission, and

            WHEREAS the Manager is registered as an investment adviser under the Investment Advisers Act of 1940 and is engaged in the business of supplying investment advice and management service to registered investment companies and other clients as an independent contractor, and

            WHEREAS the Trust, on behalf of the Funds, and Manager desire to enter into a contractual arrangement whereby the Manager provides investment advice and management service to the Trust for a fee,

            NOW THEREFORE, in consideration of the mutual promises herein contained, and other good and valuable consideration, receipt of which is hereby acknowledged, it is mutually agreed and contracted by and between the parties hereto that:

            1.    The Trust, on behalf of the Funds, hereby employs the
Manager, for the period set forth in Paragraph 5 hereof, and on the terms set forth herein, to render investment advice and management service to the
Funds, subject to the supervision and direction of the Board of Trustees of the Trust.  The Manager hereby accepts such employment and agrees, during such period, to render the services and assume the obligations herein set forth, for the compensation herein provided.  The Manager shall, unless otherwise expressly provided and authorized, have no authority to act for or represent the Trust or any of the Funds in any way, or in any other way be deemed an agent of the Trust or Funds.

            The Manager shall furnish the Trust investment management and administrative services.  Investment management shall include analysis, research and portfolio recommendations consistent with each Fund's objectives and policies.  Administrative services shall include the services and compensation of such members of the Manager's organization as shall be duly elected officers and/or Trustees of the Trust and such other personnel as shall be necessary to carry out its normal operations; fees of the independent Trustees, the custodian, the independent public accountant and legal counsel (but not legal and audit fees and other costs in contemplation of or arising out of litigation or administrative actions to which the Trust, its officers or Trustees are a party or incurred in anticipation of becoming a party); rent; the cost of a transfer and dividend disbursing agent or similar in-house services; bookkeeping; accounting; and all other clerical and administrative functions as may be reasonable and necessary to maintain the Trust's records and for it to operate as an open-end management investment company.  Exclusive of the management fee, the Trust shall bear the cost of any interest, taxes, dues, fees and other charges of governments and their agencies, including the cost of qualifying the Trust's shares for sale in any jurisdiction, brokerage commissions or any other expenses incurred by it which are not assumed herein by the Manager.

            All property, equipment and information used by the Manager in the management and administration of the Trust shall belong to the Manager.
Should the management and administrative relationship between the Trust and the Manager terminate, the Trust shall be entitled to, and the Manager shall provide the Trust, a copy of all information and records in the Manager's file necessary for the Trust to continue its functions, which shall include computer systems and programs in use as of the date of such termination; but nothing herein shall prohibit thereafter the use of such information, systems or programs by the Manager, so long as such does not unfairly interfere with the continued operation of the Trust.

            2.    As compensation for the services to be rendered by the
Manager under the provisions of this Agreement, the Trust agrees to pay from the assets of each Fund semimonthly to the Manager an annual fee based on the average total net assets of the Fund computed daily in accordance with the
Agreement and Declaration of Trust and By-laws equal to one percent (1%) of the average total net assets of the Fund.

            3.    It is understood and agreed that the services to be
rendered by the Manager to the Trust under the provisions of the Agreement are not to be deemed exclusive, and the Manager shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

            4.    It is understood and agreed that the Trustees, officers,
agents, employees and shareholders of the Trust may be interested in the
Manager as owners, employees, agents or otherwise, and that owners, employees and agents of the Manager may be interested in the Trust as shareholders or otherwise.  It is understood and agreed that shareholders, officers, Trustees and other personnel of the Manager are and may continue to be officers and
Trustees of the Trust, but that they receive no remuneration from the Trust solely for acting in those capacities.

            5.    This Agreement shall become effective as to each Fund
pursuant to its approval by the Trust's Board of Trustees and by the vote of a majority of the outstanding shares of the Fund as prescribed by the Act.
It shall remain in force for each Fund for an initial two-year term and thereafter may be renewed for successive periods not exceeding one year only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding shares of the Fund as prescribed by the Act, and only if the terms and the renewal of this Agreement have been approved by a vote of a majority of the
Trustees of the Trust including a majority of the Trustees who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  No amendment to this Agreement shall be effective as to any Fund unless the terms thereof have been approved by the vote of a majority of outstanding shares of the Fund as prescribed by the Act (except in cases where SEC staff interpretive positions would permit an amendment without shareholder approval) and by vote of a majority of the Trustees of the Trust who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  It shall be the duty of the Trustees of the Trust to request and evaluate, and the duty of the Manager to furnish, such information as may reasonably be necessary to evaluate the terms of this Agreement and any amendment thereto.
This Agreement may be terminated as to any Fund at any time, without the payment of any penalty, by the Trustees of the Trust, or by the vote of a majority of the outstanding voting shares of the affected Fund as prescribed by the Act on not more than sixty days written notice to the Manager, and it may be so terminated by the Manager upon not less than sixty days written notice to the Trust.  It shall terminate automatically in the event of its assignment by either party unless the parties hereby, by agreement, obtain an exemption from the Securities and Exchange Commission from the provisions of the Act pertaining to the subject matter of this paragraph.  Any notice, request or instruction provided for herein, or for the giving of which, the occasion may arise hereunder, shall be deemed duly given, if in writing and mailed by registered mail, postage prepaid, addressed to the regular executive office of the Trust or the Manager, as the case may be.  As used in this Agreement, the terms "assignment," "a majority of the outstanding voting shares" and "interested persons" shall have the same meaning as similar terms contained in the Act.

            6.    In the event that the Manager ceases to be the Trust's
investment manager for any reason, the Trust will (unless the Manager otherwise agrees in writing) take all necessary steps to cause itself and the
Trust to cease using the word "Buffalo" in its name within a reasonable period of time.  It is further agreed that the provisions of this Paragraph shall insure to the benefit of the Manager and may be imposed by it or any successor in interest as if it or such successor in interest were parties to this Agreement.

            7.    The Manager shall not be liable for any error in judgment
or mistake at law for any loss suffered by the Trust in connection with any matters to which this Agreement relates, except that nothing herein contained shall be construed to protect the Investment Manager against any liability by reason of willful misfeasance, bad faith or gross negligence in the performance of duties or by reckless disregard of its obligations or duties under this Agreement.

            8.    This Agreement may not be amended, transferred, assigned,
sold or in any manner hypothecated or pledged nor may any new Agreement become effective without affirmative vote or written consent of the holders of a majority of the shares of the Trust.

                                       BUFFALO FUNDS

                                       By:  _______________________
                                            Stephen S. Soden
ATTEST: ______________

Martin A. Cramer
                                       KORNITZER CAPITAL MANAGEMENT, INC.

                                       By:  ______________________
                                            John C. Kornitzer
ATTEST: _______________

                                   APPENDIX

                      Buffalo Science & Technology Fund

                                                                 EXHIBIT EX-99.e
                         FORM OF UNDERWRITING AGREEMENT

                                     between

                                  BUFFALO FUNDS

                                       and

                            JONES & BABSON, INC.

            This Agreement, made and entered into as of [Agreement Date], by and between Buffalo Funds, a Delaware business trust (the "Trust"), on behalf of each separate series of its shares set forth on the Appendix to this
Agreement, as that Appendix may be amended from time to time (each such series is hereinafter referred to as a "Fund," and collectively as the
"Funds") and Jones & Babson, Inc., a Missouri corporation, (hereinafter referred to as "Principal Underwriter").

            1.    Subject to the provisions of its Agreement and Declaration of Trust and By-laws, copies of which have been delivered to and are acknowledged by the Principal Underwriter, the Board of Trustees of the Trust
hereby appoints the firm of Jones & Babson, Inc. as the principal underwriter and sole distributor of the shares of each Fund, except for shares which each
Fund may elect pursuant to authority of its Board of Trustees to issue direct to registered owners, which shall include by definition but not by limitation stock issued by virtue of reinvestment of dividends, or as the result of a splitting of shares, or as the result of a Fund merging or consolidating with another organization, or in return for acquisition of assets, or as the result of shares issued in connection with a contractual plan for which a
Fund is the underlying investment, or for the purpose of complying with the registration laws of a particular state or jurisdiction.  Jones & Babson,
Inc. accepts such appointment and agrees to furnish the services provided herein.

            2.    The Trust agrees to prepare and file registration
statements with the Securities and Exchange Commission and make appropriate filings in the various states and other jurisdictions in which the shares may be offered, and do such other things and to take such other actions as may be mutually agreed upon by and between the parties as shall be reasonably necessary in order to effect the registration and the sale of each Fund's shares.

            3.    The Principal Underwriter agrees to assist and cooperate
fully with respect to the registration and qualification of each Fund's shares, as well as perform all functions required in connection with any offering including, but not limited to, the creation and preparation of literature, advertising, and any other promotional material for the purpose of selling each Fund's shares.

            4.    Jones & Babson, Inc. will act as agent of the Trust and not as principal in the solicitation and sale of the shares of each Fund unless expressly agreed to in writing by the Principal Underwriter and the Trust.

            5.    Jones & Babson, Inc. represents that it is registered as a broker-dealer with the SEC and in all 50 states, and is a member in good standing of the National Association of Securities Dealers, Inc.  The parties agree that Jones & Babson, Inc. shall maintain such registrations and memberships at all times during the term of this Agreement, and shall promptly notify the Trust in the event any such registrations or membership is suspended or terminated.

            6.    Normally, the Trust shall not exercise any direction or
control over the time and place of solicitation, the persons to be solicited, or the manner of solicitation; but the Principal Underwriter agrees that solicitations shall be in a form acceptable to the Trust and shall be subject to such terms and conditions as may be prescribed from time to time by the
Trust, the Registration Statement, the Prospectus, the agreement and
Declaration of Trust and By-laws of the Trust, and shall not violate any provision of the laws of the United States or of any other jurisdiction to which solicitations are subject, or violate any rule or regulation promulgated by any lawfully constituted authority to which the Trust or
Principal Underwriter may be subject.

            7.    The Trust agrees to issue new shares of each Fund directly to the registered owner according to instructions from the Principal
Underwriter pursuant to this Agreement, and the applicable price will be the
Fund's net asset value per share next effective after receipt and acceptance by the Fund of a proper offer to purchase, determined in accordance with the
Agreement and Declaration of Trust, By-laws, Registration Statement and
Prospectus of the Fund.

            8.    The Trust agrees that, as long as this Agreement is in
effect, it will not authorize anyone else to offer or solicit applications for shares of each Fund and will not accept any such application if submitted by or through anyone other than the Principal Underwriter, unless the
Principal Underwriter shall first have agreed in writing to such authorization.

            9.    As compensation for the services rendered by Jones &
Babson, Inc. during the term of this Agreement, Jones & Babson, Inc. may receive a fee or fees from the manager of the Funds, in amounts as may be agreed to by such parties from time to time in writing.

            10.   This Agreement (i) may be terminated without the payment of any penalty, either by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Trust, on sixty
(60) days written notice to the Principal Underwriter; (ii) may be terminated without penalty by the Principal Underwriter on sixty (60) days written notice to the Trust; and (iii) shall immediately terminate in the event of its assignment.

            11.   The Principal Underwriter agrees that it will not take
either a short or long position with respect to shares of the Fund; that it will not place orders for more shares than are required to fill the requests received by it as agent of the Trust; and that it will expeditiously transmit all such orders to the Trust.

            12.   This Agreement shall become effective on the date first
above written, and continue in effect through [Agreement Date plus two years]
and thereafter shall continue automatically for successive annual periods ending with each _________________________, provided that such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of each Fund and provided further that this Agreement or any renewal thereof shall be approved by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party, cast in person, at a meeting called for the purpose of voting on such approval.

                                       Buffalo Funds

                                       By:
                                            Stephen S. Soden
ATTEST:

Martin A. Cramer

                                       Jones & Babson, Inc.

                                       By:
                                            Stephen S. Soden
ATTEST:

Martin A. Cramer

                                   APPENDIX

            This Appendix to the Underwriting Agreement between Buffalo Funds and Jones & Babson, Inc. lists those Buffalo Funds series that are covered by this Agreement, along with the date that the Agreement became effective for the Series.

                 Name of Series                       Effective date

       Buffalo Science & Technology Fund         [_________________]

                                                                 EXHIBIT EX-99.g

                                CUSTODY AGREEMENT

                                Dated May 5, 1997

                                     Between

                                 UMB BANK, N.A.

                                       and

                            JONES & BABSON FUNDS

 SECTION                                                                    PAGE

 1. Appointment of Custodian                                                 1

 2. Definitions                                                              1
    (a) Securities                                                           1
    (b) Assets                                                               2
    (c) Instructions and Special Instructions                                2

 3. Delivery of Corporate Documents                                          2

 4. Powers and Duties of Custodian and Domestic Subcustodian                 3
    (a) Safekeeping                                                          4
    (b) Manner of Holding Securities                                         4
    (c) Free Delivery of Assets                                              5
    (d) Exchange of Securities                                               6
    (e) Purchases of Assets                                                  6
    (f) Sales of Assets                                                      7
    (g) Options                                                              7
    (h) Futures Contracts                                                    8
    (i) Segregated Accounts                                                  9
    (j) Depository Receipts                                                  9
    (k) Corporate Actions, Put Bonds, Called Bonds, Etc.                     9
    (l) Interest Bearing Deposits                                           10
    (m) Foreign Exchange Transactions                                       10
    (n) Pledges or Loans of Securities                                      11
    (o) Stock Dividends, Rights, Etc.                                       12
    (p) Routine Dealings                                                    12
    (q) Collections                                                         12
    (r) Bank Accounts                                                       13
    (s) Dividends, Distributions and Redemptions                            13
    (t) Proceeds from Shares Sold                                           13
    (u) Proxies and Notices; Compliance with the Shareholders
          Communication Act of 1985                                         13
    (v) Books and Records                                                   14
    (w) Opinion of Fund's Independent Certified Public Accountants          14
    (x) Reports by Independent Certified Public Accountants                 14
    (y) Bills and Others Disbursements                                      14

 5. Subcustodians                                                           15
    (a) Domestic Subcustodians                                              15
    (b) Foreign Subcustodians                                               15
    (c) Interim Subcustodians                                               16
    (d) Special Subcustodians                                               16
    (e) Termination of a Subcustodian                                       17
    (f) Certification Regarding Foreign Subcustodians                       17

 6. Standard of Care                                                        17
    (a) General Standard of Care                                            17
    (b) Actions Prohibited by Applicable Law, Events Beyond                 17
    Custodian's Control, Armed
          Conflict, Sovereign Risk, etc.
    (c) Liability for Past Records                                          18
    (d) Advice of Counsel                                                   18
    (e) Advice of the Fund and Others                                       18
    (f) Instructions Appearing to be Genuine                                18
    (g) Exceptions from Liability                                           19

 7. Liability of the Custodian for Actions of Others                        19
    (a) Domestic Subcustodians                                              19
    (b) Liability for Acts and Omissions of Foreign Subcustodians           19
    (c) Securities Systems, Interim Subcustodians, Special                  20
    Subcustodians, Securities
          Depositories and Clearing Agencies
    (d) Defaults or Insolvencies of Brokers, Banks, Etc.                    20
    (e) Reimbursement of Expenses                                           20

 8. Indemnification                                                         20
    (a) Indemnification by Fund                                             20
    (b) Indemnification by Custodian                                        21

 9. Advances                                                                21

10. Liens                                                                   21

11. Compensation                                                            22

12. Powers of Attorney                                                      22

13. Termination and Assignment                                              22

14. Additional Funds                                                        23

15. Notices                                                                 23

16. Miscellaneous                                                           23

                                  CUSTODY AGREEMENT

      This agreement made as of this 5th day of May, 1997, between UMB Bank,
n.a., a national banking association with its principal place of business located at Kansas City, Missouri (hereinafter "Custodian"), and each of the
Funds which have executed the signature page hereof together with such additional Funds which shall be made parties to this Agreement by the execution of a separate signature page hereto (individually, a "Fund" and collectively, the "Funds").

      WITNESSETH:

      WHEREAS, each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended; and

      WHEREAS, each Fund desires to appoint Custodian as its custodian for the custody of Assets (as hereinafter defined) owned by such Fund which
Assets are to be held in such accounts as such Fund may establish from time to time; and

      WHEREAS, Custodian is willing to accept such appointment on the terms and conditions hereof.

      NOW, THEREFORE, in consideration of the mutual promises contained herein, the parties hereto, intending to be legally bound, mutually covenant and agree as follows:

1.  APPOINTMENT OF CUSTODIAN.

      Each Fund hereby constitutes and appoints the Custodian as custodian of
Assets belonging to each such Fund which have been or may be from time to time deposited with the Custodian.  Custodian accepts such appointment as a custodian and agrees to perform the duties and responsibilities of Custodian as set forth herein on the conditions set forth herein.

2.  DEFINITIONS.

      For purposes of this Agreement, the following terms shall have the meanings so indicated:

      (a)  "Security" or "Securities" shall mean stocks, bonds, bills, rights, script, warrants, interim certificates and all negotiable or nonnegotiable paper commonly known as Securities and other instruments or obligations.

      (b)  "Assets" shall mean Securities, monies and other property held by the Custodian for the benefit of a Fund.

      (c)(1)  "Instructions", as used herein, shall mean: (i) a tested telex, a written (including, without limitation, facsimile transmission) request, direction, instruction or certification signed or initialed by or on behalf of a Fund by an Authorized Person; (ii) a telephonic or other oral communication from a person the Custodian reasonably believes to be an
Authorized Person; or (iii) a communication effected directly between an electro-mechanical or electronic device or system (including, without limitation, computers) on behalf of a Fund.  Instructions in the form of oral communications shall be confirmed by the appropriate Fund by tested telex or in writing in the manner set forth in clause (i) above, but the lack of such confirmation shall in no way affect any action taken by the Custodian in reliance upon such oral Instructions prior to the Custodian's receipt of such confirmation.  Each Fund authorizes the Custodian to record any and all telephonic or other oral Instructions communicated to the Custodian.

      (c)(2)  "Special Instructions", as used herein, shall mean Instructions countersigned or confirmed in writing by the Treasurer or any Assistant
Treasurer of a Fund or any other person designated by the Treasurer of such
Fund in writing, which countersignature or confirmation shall be included on the same instrument containing the Instructions or on a separate instrument relating thereto.

      (c)(3)  Instructions and Special Instructions shall be delivered to the
Custodian at the address and/or telephone, facsimile transmission or telex number agreed upon from time to time by the Custodian and each Fund.

      (c)(4)  Where appropriate, Instructions and Special Instructions shall be continuing instructions.

3.  DELIVERY OF CORPORATE DOCUMENTS.

      Each of the parties to this Agreement represents that its execution does not violate any of the provisions of its respective charter, articles of incorporation, articles of association or bylaws and all required corporate action to authorize the execution and delivery of this Agreement has been taken.

      Each Fund has furnished the Custodian with copies, properly certified or authenticated, with all amendments or supplements thereto, of the following documents:

      (a)  Certificate of Incorporation (or equivalent document) of the Fund as in effect on the date hereof;

      (b)  By-Laws of the Fund as in effect on the date hereof;

      (c)  Resolutions of the Board of Directors of the Fund appointing the
         Custodian and approving the form of this Agreement; and

      (d)  The Fund's current prospectus and statements of additional information.

      Each Fund shall promptly furnish the Custodian with copies of any updates, amendments or supplements to the foregoing documents.

      In addition, each Fund has delivered or will promptly deliver to the
Custodian, copies of the Resolution(s) of its Board of Directors or Trustees
and all amendments or supplements thereto, properly certified or authenticated, designating certain officers or employees of each such Fund who will have continuing authority to certify to the Custodian: (a) the names, titles, signatures and scope of authority of all persons authorized to give Instructions or any other notice, request, direction, instruction, certificate or instrument on behalf of each Fund, and (b) the names, titles and signatures of those persons authorized to countersign or confirm Special
Instructions on behalf of each Fund (in both cases collectively, the
"Authorized Persons" and individually, an "Authorized Person").  Such
Resolutions and certificates may be accepted and relied upon by the Custodian as conclusive evidence of the facts set forth therein and shall be considered to be in full force and effect until delivery to the Custodian of a similar
Resolution or certificate to the contrary.  Upon delivery of a certificate which deletes or does not include the name(s) of a person previously authorized to give Instructions or to countersign or confirm Special
Instructions, such persons shall no longer be considered an Authorized Person authorized to give Instructions or to countersign or confirm Special
Instructions.  Unless the certificate specifically requires that the approval of anyone else will first have been obtained, the Custodian will be under no obligation to inquire into the right of the person giving such Instructions or Special Instructions to do so.  Notwithstanding any of the foregoing, no
Instructions or Special Instructions received by the Custodian from a Fund will be deemed to authorize or permit any director, trustee, officer, employee, or agent of such Fund to withdraw any of the Assets of such Fund upon the mere receipt of such authorization, Special Instructions or
Instructions from such director, trustee, officer, employee or agent.

4.  POWERS AND DUTIES OF CUSTODIAN AND DOMESTIC SUBCUSTODIAN.

      Except for Assets held by any Subcustodian appointed pursuant to
Sections 5(b), (c), or (d) of this Agreement, the Custodian shall have and perform the powers and duties hereinafter set forth in this Section 4.  For purposes of this Section 4 all references to powers and duties of the
"Custodian" shall also refer to any Domestic Subcustodian appointed pursuant to Section 5(a).

      (a)  Safekeeping.

      The Custodian will keep safely the Assets of each Fund which are delivered to it from time to time.  The Custodian shall not be responsible for any property of a Fund held or received by such Fund and not delivered to the Custodian.

      (b)  Manner of Holding Securities.

          (1)  The Custodian shall at all times hold Securities of each Fund either: (i) by physical possession of the share certificates or other instruments representing such Securities in registered or bearer form; or
(ii) in book-entry form by a Securities System (as hereinafter defined) in accordance with the provisions of sub-paragraph (3) below.

          (2)  The Custodian may hold registrable portfolio Securities which have been delivered to it in physical form, by registering the same in the name of the appropriate Fund or its nominee, or in the name of the Custodian or its nominee, for whose actions such Fund and Custodian, respectively, shall be fully responsible.  Upon the receipt of Instructions, the Custodian shall hold such Securities in street certificate form, so called, with or without any indication of fiduciary capacity.  However, unless it receives
Instructions to the contrary, the Custodian will register all such portfolio
Securities in the name of the Custodian's authorized nominee.  All such
Securities shall be held in an account of the Custodian containing only assets of the appropriate Fund or only assets held by the Custodian as a fiduciary, provided that the records of the Custodian shall indicate at all times the Fund or other customer for which such Securities are held in such accounts and the respective interests therein.

          (3)  The Custodian may deposit and/or maintain domestic Securities owned by a Fund in, and each Fund hereby approves use of:  (a) The Depository
Trust Company; (b) The Participants Trust Company; and (c) any book-entry system as provided in (i) Subpart O of Treasury Circular No. 300, 31 CFR
306.115, (ii) Subpart B of Treasury Circular Public Debt Series No. 27-76, 31
CFR 350.2, or (iii) the book-entry regulations of federal agencies substantially in the form of 31 CFR 306.115.  Upon the receipt of Special
Instructions, the Custodian may deposit and/or maintain domestic Securities owned by a Fund in any other domestic clearing agency registered with the
Securities and Exchange Commission ("SEC") under Section 17A of the
Securities Exchange Act of 1934 (or as may otherwise be authorized by the SEC to serve in the capacity of depository or clearing agent for the Securities or other assets of investment companies) which acts as a Securities depository.  Each of the foregoing shall be referred to in this Agreement as a "Securities System", and all such Securities Systems shall be listed on the attached Appendix A.  Use of a Securities System shall be in accordance with applicable Federal Reserve Board and SEC rules and regulations, if any, and subject to the following provisions:

             (i)  The Custodian may deposit the Securities directly or
through one or more agents or Subcustodians which are also qualified to act as custodians for investment companies.

             (ii)  The Custodian shall deposit and/or maintain the Securities in a Securities System, provided that such Securities are represented in an account ("Account") of the Custodian in the Securities System that includes only assets held by the Custodian as a fiduciary, custodian or otherwise for customers.

             (iii)  The books and records of the Custodian shall at all times identify those Securities belonging to any one or more Funds which are maintained in a Securities System.

             (iv)  The Custodian shall pay for Securities purchased for the account of a Fund only upon (a) receipt of advice from the Securities System that such Securities have been transferred to the Account of the Custodian in accordance with the rules of the Securities System, and (b) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of such Fund.  The Custodian shall transfer Securities sold for the account of a Fund only upon (a) receipt of advice from the Securities
System that payment for such Securities has been transferred to the Account of the Custodian in accordance with the rules of the Securities System, and
(b) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of such Fund.  Copies of all advices from the Securities System relating to transfers of Securities for the account of a Fund shall be maintained for such Fund by the Custodian.  The
Custodian shall deliver to a Fund on the next succeeding business day daily transaction reports which shall include each day's transactions in the
Securities System for the account of such Fund.  Such transaction reports shall be delivered to such Fund or any agent designated by such Fund pursuant to Instructions, by computer or in such other manner as such Fund and
Custodian may agree.

             (v)  The Custodian shall, if requested by a Fund pursuant to
Instructions, provide such Fund with reports obtained by the Custodian or any
Subcustodian with respect to a Securities System's accounting system, internal accounting control and procedures for safeguarding Securities deposited in the Securities System.

             (vi)  Upon receipt of Special Instructions, the Custodian shall terminate the use of any Securities System on behalf of a Fund as promptly as practicable and shall take all actions reasonably practicable to safeguard the Securities of such Fund maintained with such Securities System.

    (c)  Free Delivery of Assets.

    Notwithstanding any other provision of this Agreement and except as provided in Section 3 hereof, the Custodian, upon receipt of Special
Instructions, will undertake to make free delivery of Assets, provided such
Assets are on hand and available, in connection with a Fund's transactions and to transfer such Assets to such broker, dealer, Subcustodian, bank, agent, Securities System or otherwise as specified in such Special
Instructions.

    (d)  Exchange of Securities.

    Upon receipt of Instructions, the Custodian will exchange portfolio
Securities held by it for a Fund for other Securities or cash paid in connection with any reorganization, recapitalization, merger, consolidation, or conversion of convertible Securities, and will deposit any such Securities in accordance with the terms of any reorganization or protective plan.

    Without Instructions, the Custodian is authorized to exchange Securities held by it in temporary form for Securities in definitive form, to surrender
Securities for transfer into a name or nominee name as permitted in Section
4(b)(2), to effect an exchange of shares in a stock split or when the par value of the stock is changed, to sell any fractional shares, and, upon receiving payment therefor, to surrender bonds or other Securities held by it at maturity or call.

    (e)  Purchases of Assets.

      (1)  Securities Purchases.  In accordance with Instructions, the
Custodian shall, with respect to a purchase of Securities, pay for such
Securities out of monies held for a Fund's account for which the purchase was made, but only insofar as monies are available therein for such purpose, and receive the portfolio Securities so purchased.  Unless the Custodian has received Special Instructions to the contrary, such payment will be made only upon receipt of Securities by the Custodian, a clearing corporation of a national Securities exchange of which the Custodian is a member, or a
Securities System in accordance with the provisions of Section 4(b)(3)
hereof.  Notwithstanding the foregoing, upon receipt of Instructions: (i) in connection with a repurchase agreement, the Custodian may release funds to a
Securities System prior to the receipt of advice from the Securities System that the Securities underlying such repurchase agreement have been transferred by book-entry into the Account maintained with such Securities
System by the Custodian, provided that the Custodian's instructions to the
Securities System require that the Securities System may make payment of such funds to the other party to the repurchase agreement only upon transfer by book-entry of the Securities underlying the repurchase agreement into such
Account; (ii) in the case of Interest Bearing Deposits, currency deposits, and other deposits, foreign exchange transactions, futures contracts or options, pursuant to Sections 4(g), 4(h), 4(l), and 4(m) hereof, the
Custodian may make payment therefor before receipt of an advice of transaction; and (iii) in the case of Securities as to which payment for the
Security and receipt of the instrument evidencing the Security are under generally accepted trade practice or the terms of the instrument representing the Security expected to take place in different locations or through separate parties, such as commercial paper which is indexed to foreign currency exchange rates, derivatives and similar Securities, the Custodian may make payment for such Securities prior to delivery thereof in accordance with such generally accepted trade practice or the terms of the instrument representing such Security.

      (2)  Other Assets Purchased.  Upon receipt of Instructions and except as otherwise provided herein, the Custodian shall pay for and receive other
Assets for the account of a Fund as provided in Instructions.

    (f)   Sales of Assets.

      (1)  Securities Sold.  In accordance with Instructions, the Custodian will, with respect to a sale, deliver or cause to be delivered the Securities thus designated as sold to the broker or other person specified in the
Instructions relating to such sale.  Unless the Custodian has received
Special Instructions to the contrary, such delivery shall be made only upon receipt of payment therefor in the form of: (a) cash, certified check, bank cashier's check, bank credit, or bank wire transfer; (b) credit to the account of the Custodian with a clearing corporation of a national Securities exchange of which the Custodian is a member; or (c) credit to the Account of the Custodian with a Securities System, in accordance with the provisions of
Section 4(b)(3) hereof.  Notwithstanding the foregoing, Securities held in physical form may be delivered and paid for in accordance with "street delivery custom" to a broker or its clearing agent, against delivery to the
Custodian of a receipt for such Securities, provided that the Custodian shall have taken reasonable steps to ensure prompt collection of the payment for, or return of, such Securities by the broker or its clearing agent, and provided further that the Custodian shall not be responsible for the selection of or the failure or inability to perform of such broker or its clearing agent or for any related loss arising from delivery or custody of such Securities prior to receiving payment therefor.

      (2) Other Assets Sold.  Upon receipt of Instructions and except as otherwise provided herein, the Custodian shall receive payment for and deliver other Assets for the account of a Fund as provided in Instructions.

    (g)  Options.

      (1)  Upon receipt of Instructions relating to the purchase of an option or sale of a covered call option, the Custodian shall:  (a) receive and retain confirmations or other documents, if any, evidencing the purchase or writing of the option by a Fund; (b) if the transaction involves the sale of a covered call option, deposit and maintain in a segregated account the
Securities (either physically or by book-entry in a Securities System)
subject to the covered call option written on behalf of such Fund; and (c)
pay, release and/or transfer such Securities, cash or other Assets in accordance with any notices or other communications evidencing the expiration, termination or exercise of such options which are furnished to the Custodian by the Options Clearing Corporation (the "OCC"), the securities or options exchanges on which such options were traded, or such other organization as may be responsible for handling such option transactions.

      (2)  Upon receipt of Instructions relating to the sale of a naked option (including stock index and commodity options), the Custodian, the appropriate Fund and the broker-dealer shall enter into an agreement to comply with the rules of the OCC or of any registered national securities exchange or similar organizations(s).  Pursuant to that agreement and such
Fund's Instructions, the Custodian shall:  (a) receive and retain confirmations or other documents, if any, evidencing the writing of the option; (b) deposit and maintain in a segregated account, Securities (either physically or by book-entry in a Securities System), cash and/or other
Assets; and (c) pay, release and/or transfer such Securities, cash or other
Assets in accordance with any such agreement and with any notices or other communications evidencing the expiration, termination or exercise of such option which are furnished to the Custodian by the OCC, the securities or options exchanges on which such options were traded, or such other organization as may be responsible for handling such option transactions.
The appropriate Fund and the broker-dealer shall be responsible for determining the quality and quantity of assets held in any segregated account established in compliance with applicable margin maintenance requirements and the performance of other terms of any option contract.

    (h)  Futures Contracts.

    Upon receipt of Instructions, the Custodian shall enter into a futures margin procedural agreement among the appropriate Fund, the Custodian and the designated futures commission merchant (a "Procedural Agreement").  Under the
Procedural Agreement the Custodian shall:  (a) receive and retain confirmations, if any, evidencing the purchase or sale of a futures contract or an option on a futures contract by such Fund; (b) deposit and maintain in a segregated account cash, Securities and/or other Assets designated as initial, maintenance or variation "margin" deposits intended to secure such
Fund's performance of its obligations under any futures contracts purchased or sold, or any options on futures contracts written by such Fund, in accordance with the provisions of any Procedural Agreement designed to comply with the provisions of the Commodity Futures Trading Commission and/or any
commodity exchange or contract market (such as the Chicago Board of Trade), or any similar organization(s), regarding such margin deposits; and (c)
release Assets from and/or transfer Assets into such margin accounts only in accordance with any such Procedural Agreements.  The appropriate Fund and such futures commission merchant shall be responsible for determining the type and amount of Assets held in the segregated account or paid to the broker-dealer in compliance with applicable margin maintenance requirements and the performance of any futures contract or option on a futures contract in accordance with its terms.

    (i)  Segregated Accounts.

    Upon receipt of Instructions, the Custodian shall establish and maintain on its books a segregated account or accounts for and on behalf of a Fund, into which account or accounts may be transferred Assets of such Fund, including Securities maintained by the Custodian in a Securities System pursuant to Paragraph (b)(3) of this Section 4, said account or accounts to be maintained (i) for the purposes set forth in Sections 4(g), 4(h) and 4(n)
and (ii) for the purpose of compliance by such Fund with the procedures required by the SEC Investment Company Act Release Number 10666 or any
subsequent release or releases relating to the maintenance of segregated accounts by registered investment companies, or (iii) for such other purposes as may be set forth, from time to time, in Special Instructions.  The
Custodian shall not be responsible for the determination of the type or amount of Assets to be held in any segregated account referred to in this paragraph, or for compliance by the Fund with required procedures noted in
(ii) above.

    (j)  Depository Receipts.

    Upon receipt of Instructions, the Custodian shall surrender or cause to be surrendered Securities to the depository used for such Securities by an issuer of American Depository Receipts or International Depository Receipts
(hereinafter referred to, collectively, as "ADRs"), against a written receipt therefor adequately describing such Securities and written evidence satisfactory to the organization surrendering the same that the depository has acknowledged receipt of instructions to issue ADRs with respect to such
Securities in the name of the Custodian or a nominee of the Custodian, for delivery in accordance with such instructions.

    Upon receipt of Instructions, the Custodian shall surrender or cause to be surrendered ADRs to the issuer thereof, against a written receipt therefor adequately describing the ADRs surrendered and written evidence satisfactory to the organization surrendering the same that the issuer of the ADRs has acknowledged receipt of instructions to cause its depository to deliver the
Securities underlying such ADRs in accordance with such instructions.

    (k)  Corporate Actions, Put Bonds, Called Bonds, Etc.

    Upon receipt of Instructions, the Custodian shall: (a) deliver warrants, puts, calls, rights or similar Securities to the issuer or trustee thereof
(or to the agent of such issuer or trustee) for the purpose of exercise or sale, provided that the new Securities, cash or other Assets, if any, acquired as a result of such actions are to be delivered to the Custodian;
and (b) deposit Securities upon invitations for tenders thereof, provided that the consideration for such Securities is to be paid or delivered to the
Custodian, or the tendered Securities are to be returned to the Custodian.

    Notwithstanding any provision of this Agreement to the contrary, the
Custodian shall take all necessary action, unless otherwise directed to the contrary in Instructions, to comply with the terms of all mandatory or compulsory exchanges, calls, tenders, redemptions, or similar rights of security ownership, and shall notify the appropriate Fund of such action in writing by facsimile transmission or in such other manner as such Fund and
Custodian may agree in writing.

    The Fund agrees that if it gives an Instruction for the performance of an act on the last permissible date of a period established by any optional offer or on the last permissible date for the performance of such act, the
Fund shall hold the Bank harmless from any adverse consequences in connection with acting upon or failing to act upon such Instructions.

    (l)  Interest Bearing Deposits.

    Upon receipt of Instructions directing the Custodian to purchase interest bearing fixed term and call deposits (hereinafter referred to, collectively, as "Interest Bearing Deposits") for the account of a Fund, the Custodian shall purchase such Interest Bearing Deposits in the name of such Fund with such banks or trust companies, including the Custodian, any Subcustodian or any subsidiary or affiliate of the Custodian (hereinafter referred to as
"Banking Institutions"), and in such amounts as such Fund may direct pursuant to Instructions.  Such Interest Bearing Deposits may be denominated in U.S.
dollars or other currencies, as such Fund may determine and direct pursuant to Instructions.  The responsibilities of the Custodian to a Fund for
Interest Bearing Deposits issued by the Custodian shall be that of a U.S.
bank for a similar deposit.  With respect to Interest Bearing Deposits other than those issued by the Custodian, (a) the Custodian shall be responsible for the collection of income and the transmission of cash to and from such accounts; and (b) the Custodian shall have no duty with respect to the selection of the Banking Institution or for the failure of such Banking
Institution to pay upon demand.

    (m)  Foreign Exchange Transactions.

      (l)  Each Fund hereby appoints the Custodian as its agent in the execution of all currency exchange transactions.  The Custodian agrees to provide exchange rate and U.S. Dollar information, in writing, to the Funds.
Such information shall be supplied by the Custodian at least by the business day prior to the value date of the foreign exchange transaction, provided that the Custodian receives the request for such information at least two business days prior to the value date of the transaction.

      (2)  Upon receipt of Instructions, the Custodian shall settle foreign exchange contracts or options to purchase and sell foreign currencies for spot and future delivery on behalf of and for the account of a Fund with such currency brokers or Banking Institutions as such Fund may determine and direct pursuant to Instructions.  If, in its Instructions, a Fund does not direct the Custodian to utilize a particular currency broker or Banking
Institution, the Custodian is authorized to select such currency broker or
Banking Institution as it deems appropriate to execute the Fund's foreign currency transaction.

      (3)  Each Fund accepts full responsibility for its use of third party foreign exchange brokers and for execution of said foreign exchange contracts and understands that the Fund shall be responsible for any and all costs and interest charges which may be incurred as a result of the failure or delay of its third party broker to deliver foreign exchange.  The Custodian shall have no responsibility or liability with respect to the selection of the currency brokers or Banking Institutions with which a Fund deals or the performance of such brokers or Banking Institutions.

      (4)  Notwithstanding anything to the contrary contained herein, upon receipt of Instructions the Custodian may, in connection with a foreign exchange contract, make free outgoing payments of cash in the form of U.S.
Dollars or foreign currency prior to receipt of confirmation of such foreign exchange contract or confirmation that the countervalue currency completing such contract has been delivered or received.

     (5) The  Custodian  shall not be obligated  to enter into foreign  exchange transactions  as principal.  However,  if the Custodian has made  available to a
Fund its services as a principal in foreign exchange transactions and subject to any separate  agreement between the parties relating to such  transactions,  the
Custodian shall enter into foreign exchange contracts or options to purchase and sell foreign  currencies  for spot and future  delivery on behalf of and for the account of the Fund, with the Custodian as principal.

    (n)  Pledges or Loans of Securities.

      (1)  Upon receipt of Instructions from a Fund, the Custodian will release or cause to be released Securities held in custody to the pledgees designated in such Instructions by way of pledge or hypothecation to secure loans incurred by such Fund with various lenders including but not limited to
UMB Bank, n.a.; provided, however, that the Securities shall be released only upon payment to the Custodian of the monies borrowed, except that in cases where additional collateral is required to secure existing borrowings, further Securities may be released or delivered, or caused to be released or delivered for that purpose upon receipt of Instructions.  Upon receipt of
Instructions, the Custodian will pay, but only from funds available for such purpose, any such loan upon re-delivery to it of the Securities pledged or hypothecated therefor and upon surrender of the note or notes evidencing such loan.  In lieu of delivering collateral to a pledgee, the Custodian, on the receipt of Instructions, shall transfer the pledged Securities to a segregated account for the benefit of the pledgee.

      (2)  Upon receipt of Special Instructions, and execution of a separate
Securities Lending Agreement, the Custodian will release Securities held in custody to the borrower designated in such Instructions and may, except as otherwise provided below, deliver such Securities prior to the receipt of collateral, if any, for such borrowing, provided that, in case of loans of
Securities held by a Securities System that are secured by cash collateral, the Custodian's instructions to the Securities System shall require that the
Securities System deliver the Securities of the appropriate Fund to the borrower thereof only upon receipt of the collateral for such borrowing.  The
Custodian shall have no responsibility or liability for any loss arising from the delivery of Securities prior to the receipt of collateral.  Upon receipt of Instructions and the loaned Securities, the Custodian will release the collateral to the borrower.

    (o)  Stock Dividends, Rights, Etc.

    The Custodian shall receive and collect all stock dividends, rights, and other items of like nature and, upon receipt of Instructions, take action with respect to the same as directed in such Instructions.

    (p)  Routine Dealings.

    The Custodian will, in general, attend to all routine and mechanical matters in accordance with industry standards in connection with the sale, exchange, substitution, purchase, transfer, or other dealings with Securities or other property of each Fund except as may be otherwise provided in this
Agreement or directed from time to time by Instructions from any particular
Fund.  The Custodian may also make payments to itself or others from the
Assets for disbursements and out-of-pocket expenses incidental to handling
Securities or other similar items relating to its duties under this
Agreement, provided that all such payments shall be accounted for to the appropriate Fund.

    (q)  Collections.

    The Custodian shall (a) collect amounts due and payable to each Fund with respect to portfolio Securities and other Assets; (b) promptly credit to the account of each Fund all income and other payments relating to portfolio
Securities and other Assets held by the Custodian hereunder upon Custodian's receipt of such income or payments or as otherwise agreed in writing by the
Custodian and any particular Fund; (c) promptly endorse and deliver any instruments required to effect such collection; and (d) promptly execute ownership and other certificates and affidavits for all federal, state, local and foreign tax purposes in connection with receipt of income or other payments with respect to portfolio Securities and other Assets, or in connection with the transfer of such Securities or other Assets; provided, however, that with respect to portfolio Securities registered in so-called street name, or physical Securities with variable interest rates, the
Custodian shall use its best efforts to collect amounts due and payable to any such Fund.  The Custodian shall notify a Fund in writing by facsimile transmission or in such other manner as such Fund and Custodian may agree in writing if any amount payable with respect to portfolio Securities or other
Assets is not received by the Custodian when due.  The Custodian shall not be responsible for the collection of amounts due and payable with respect to portfolio Securities or other Assets that are in default.

    (r)  Bank Accounts.

    Upon Instructions, the Custodian shall open and operate a bank account or accounts on the books of the Custodian; provided that such bank account(s)
shall be in the name of the Custodian or a nominee thereof, for the account of one or more Funds, and shall be subject only to draft or order of the
Custodian.  The responsibilities of the Custodian to any one or more such
Funds for deposits accepted on the Custodian's books shall be that of a U.S.
bank for a similar deposit.

    (s)  Dividends, Distributions and Redemptions.

    To enable each Fund to pay dividends or other distributions to shareholders of each such Fund and to make payment to shareholders who have requested repurchase or redemption of their shares of each such Fund
(collectively, the "Shares"), the Custodian shall release cash or Securities insofar as available.  In the case of cash, the Custodian shall, upon the receipt of Instructions, transfer such funds by check or wire transfer to any account at any bank or trust company designated by each such Fund in such
Instructions.  In the case of Securities, the Custodian shall, upon the receipt of Special Instructions, make such transfer to any entity or account designated by each such Fund in such Special Instructions.

    (t)  Proceeds from Shares Sold.

    The Custodian shall receive funds representing cash payments received for shares issued or sold from time to time by each Fund, and shall credit such funds to the account of the appropriate Fund.  The Custodian shall notify the appropriate Fund of Custodian's receipt of cash in payment for shares issued by such Fund by facsimile transmission or in such other manner as such Fund and the Custodian shall agree.  Upon receipt of Instructions, the Custodian shall: (a) deliver all federal funds received by the Custodian in payment for shares as may be set forth in such Instructions and at a time agreed upon between the Custodian and such Fund; and (b) make federal funds available to a Fund as of specified times agreed upon from time to time by such Fund and the Custodian, in the amount of checks received in payment for shares which are deposited to the accounts of such Fund.

    (u)  Proxies and Notices; Compliance with the Shareholders Communication
Act of 1985.

    The Custodian shall deliver or cause to be delivered to the appropriate
Fund all forms of proxies, all notices of meetings, and any other notices or announcements affecting or relating to Securities owned by such Fund that are received by the Custodian, any Subcustodian, or any nominee of either of them, and, upon receipt of Instructions, the Custodian shall execute and deliver, or cause such Subcustodian or nominee to execute and deliver, such proxies or other authorizations as may be required.  Except as directed pursuant to Instructions, neither the Custodian nor any Subcustodian or nominee shall vote upon any such Securities, or execute any proxy to vote thereon, or give any consent or take any other action with respect thereto.

    The Custodian will not release the identity of any Fund to an issuer which requests such information pursuant to the Shareholder Communications
Act of 1985 for the specific purpose of direct communications between such issuer and any such Fund unless a particular Fund directs the Custodian otherwise in writing.

    (v)  Books and Records.

    The Custodian shall maintain such records relating to its activities under this Agreement as are required to be maintained by Rule 31a-1 under the
Investment Company Act of 1940 ("the 1940 Act") and to preserve them for the periods prescribed in Rule 31a-2 under the 1940 Act.  These records shall be open for inspection by duly authorized officers, employees or agents
(including independent public accountants) of the appropriate Fund during normal business hours of the Custodian.

    The Custodian shall provide accountings relating to its activities under this Agreement as shall be agreed upon by each Fund and the Custodian.

    (w)  Opinion of Fund's Independent Certified Public Accountants.

    The Custodian shall take all reasonable action as each Fund may request to obtain from year to year favorable opinions from each such Fund's independent certified public accountants with respect to the Custodian's activities hereunder and in connection with the preparation of each such
Fund's periodic reports to the SEC and with respect to any other requirements of the SEC.

    (x)  Reports by Independent Certified Public Accountants.

    At the request of a Fund, the Custodian shall deliver to such Fund a written report prepared by the Custodian's independent certified public accountants with respect to the services provided by the Custodian under this
Agreement, including, without limitation, the Custodian's accounting system, internal accounting control and procedures for safeguarding cash, Securities and other Assets, including cash, Securities and other Assets deposited and/or maintained in a Securities System or with a Subcustodian.  Such report shall be of sufficient scope and in sufficient detail as may reasonably be required by such Fund and as may reasonably be obtained by the Custodian.

    (y)  Bills and Other Disbursements.

    Upon receipt of Instructions, the Custodian shall pay, or cause to be paid, all bills, statements, or other obligations of a Fund.

5.  SUBCUSTODIANS.

    From time to time, in accordance with the relevant provisions of this
Agreement, the Custodian may appoint one or more Domestic Subcustodians,
Foreign Subcustodians, Special Subcustodians, or Interim Subcustodians (as
each are hereinafter defined) to act on behalf of any one or more Funds.  A
Domestic Subcustodian, in accordance with the provisions of this Agreement, may also appoint a Foreign Subcustodian, Special Subcustodian, or Interim
Subcustodian to act on behalf of any one or more Funds.  For purposes of this
Agreement, all Domestic Subcustodians, Foreign Subcustodians, Special
Subcustodians and Interim Subcustodians shall be referred to collectively as
"Subcustodians".

    (a)  Domestic Subcustodians.

    The Custodian may, at any time and from time to time, appoint any bank as defined in Section 2(a)(5) of the 1940 Act or any trust company or other entity, any of which meet the requirements of a custodian under Section 17(f)
of the 1940 Act and the rules and regulations thereunder, to act for the
Custodian on behalf of any one or more Funds as a subcustodian for purposes of holding Assets of such Fund(s) and performing other functions of the
Custodian within the United States (a "Domestic Subcustodian").  Each Fund
shall approve in writing the appointment of the proposed Domestic
Subcustodian; and the Custodian's appointment of any such Domestic
Subcustodian shall not be effective without such prior written approval of the Fund(s).  Each such duly approved Domestic Subcustodian shall be listed on Appendix A attached hereto, as it may be amended, from time to time.

    (b)  Foreign Subcustodians.

    The Custodian may at any time appoint, or cause a Domestic Subcustodian to appoint, any bank, trust company or other entity meeting the requirements of an "eligible foreign custodian" under Section 17(f) of the 1940 Act and the rules and regulations thereunder to act for the Custodian on behalf of any one or more Funds as a subcustodian or sub-subcustodian (if appointed by a Domestic Subcustodian) for purposes of holding Assets of the Fund(s) and performing other functions of the Custodian in countries other than the
United States of America (hereinafter referred to as a "Foreign Subcustodian"
in the context of either a subcustodian or a sub-subcustodian); provided that the Custodian shall have obtained written confirmation from each Fund of the approval of the Board of Directors or other governing body of each such Fund
(which approval may be withheld in the sole discretion of such Board of
Directors or other governing body or entity) with respect to (i) the identity of any proposed Foreign Subcustodian (including branch designation), (ii) the country or countries in which, and the securities depositories or clearing agencies (hereinafter "Securities Depositories and Clearing Agencies"), if
any, through which, the Custodian or any proposed Foreign Subcustodian is authorized to hold Securities and other Assets of each such Fund, and (iii)
the form and terms of the subcustodian agreement to be entered into with such proposed Foreign Subcustodian.  Each such duly approved Foreign Subcustodian and the countries where and the Securities Depositories and Clearing Agencies through which they may hold Securities and other Assets of the Fund(s) shall be listed on Appendix A attached hereto, as it may be amended, from time to time.  Each Fund shall be responsible for informing the Custodian sufficiently in advance of a proposed investment which is to be held in a country in which no Foreign Subcustodian is authorized to act, in order that there shall be sufficient time for the Custodian, or any Domestic
Subcustodian, to effect the appropriate arrangements with a proposed Foreign
Subcustodian, including obtaining approval as provided in this Section 5(b).
In connection with the appointment of any Foreign Subcustodian, the Custodian shall, or shall cause the Domestic Subcustodian to, enter into a subcustodian agreement with the Foreign Subcustodian in form and substance approved by each such Fund.  The Custodian shall not consent to the amendment of, and shall cause any Domestic Subcustodian not to consent to the amendment of, any agreement entered into with a Foreign Subcustodian, which materially affects any Fund's rights under such agreement, except upon prior written approval of such Fund pursuant to Special Instructions.

    (c)  Interim Subcustodians.

    Notwithstanding the foregoing, in the event that a Fund shall invest in an Asset to be held in a country in which no Foreign Subcustodian is authorized to act, the Custodian shall notify such Fund in writing by facsimile transmission or in such other manner as such Fund and the Custodian shall agree in writing of the unavailability of an approved Foreign
Subcustodian in such country; and upon the receipt of Special Instructions from such Fund, the Custodian shall, or shall cause its Domestic Subcustodian to, appoint or approve an entity (referred to herein as an "Interim
Subcustodian") designated in such Special Instructions to hold such Security or other Asset.

    (d)  Special Subcustodians.

    Upon receipt of Special Instructions, the Custodian shall, on behalf of a
Fund, appoint one or more banks, trust companies or other entities designated in such Special Instructions to act for the Custodian on behalf of such Fund as a subcustodian for purposes of: (i) effecting third-party repurchase transactions with banks, brokers, dealers or other entities through the use of a common custodian or subcustodian; (ii) providing depository and clearing agency services with respect to certain variable rate demand note Securities,
(iii) providing depository and clearing agency services with respect to dollar denominated Securities, and (iv) effecting any other transactions designated by such Fund in such Special Instructions.  Each such designated subcustodian (hereinafter referred to as a "Special Subcustodian") shall be listed on Appendix A attached hereto, as it may be amended from time to time.  In connection with the appointment of any Special Subcustodian, the
Custodian shall enter into a subcustodian agreement with the Special
Subcustodian in form and substance approved by the appropriate Fund in
Special Instructions.  The Custodian shall not amend any subcustodian agreement entered into with a Special Subcustodian, or waive any rights under such agreement, except upon prior approval pursuant to Special Instructions.

    (e)  Termination of a Subcustodian.

    The Custodian may, at any time in its discretion upon notification to the appropriate Fund(s), terminate any Subcustodian of such Fund(s) in accordance with the termination provisions under the applicable subcustodian agreement, and upon the receipt of Special Instructions, the Custodian will terminate any Subcustodian in accordance with the termination provisions under the applicable subcustodian agreement.

    (f)  Certification Regarding Foreign Subcustodians.

    Upon request of a Fund, the Custodian shall deliver to such Fund a certificate stating:  (i) the identity of each Foreign Subcustodian then acting on behalf of the Custodian; (ii) the countries in which and the
Securities Depositories and Clearing Agencies through which each such Foreign
Subcustodian is then holding cash, Securities and other Assets of such Fund;
and (iii) such other information as may be requested by such Fund, and as the
Custodian shall be reasonably able to obtain, to evidence compliance with rules and regulations under the 1940 Act.

6.   STANDARD OF CARE.

    (a)  General Standard of Care.

    The Custodian shall be liable to a Fund for all losses, damages and reasonable costs and expenses suffered or incurred by such Fund resulting from the negligence or willful misfeasance of the Custodian; provided, however, in no event shall the Custodian be liable for special, indirect or consequential damages arising under or in connection with this Agreement.

    (b)  Actions Prohibited by Applicable Law, Events Beyond Custodian's
Control, Sovereign Risk, Etc.

    In no event shall the Custodian or any Domestic Subcustodian incur liability hereunder (i) if the Custodian or any Subcustodian or Securities
System, or any subcustodian, Securities System, Securities Depository or
Clearing Agency utilized by the Custodian or any such Subcustodian, or any nominee of the Custodian or any Subcustodian (individually, a "Person") is prevented, forbidden or delayed from performing, or omits to perform, any act or thing which this Agreement provides shall be performed or omitted to be performed, by reason of: (a) any provision of any present or future law or regulation or order of the United States of America, or any state thereof, or of any foreign country, or political subdivision thereof or of any court of competent jurisdiction (and neither the Custodian nor any other Person shall be obligated to take any action contrary thereto); or (b) any event beyond the control of the Custodian or other Person such as armed conflict, riots, strikes, lockouts, labor disputes, equipment or transmission failures, natural disasters, or failure of the mails, transportation, communications or power supply; or (ii) for any loss, damage, cost or expense resulting from
"Sovereign Risk."  A "Sovereign Risk" shall mean nationalization, expropriation, currency devaluation, revaluation or fluctuation, confiscation, seizure, cancellation, destruction or similar action by any governmental authority, de facto or de jure; or enactment, promulgation, imposition or enforcement by any such governmental authority of currency restrictions, exchange controls, taxes, levies or other charges affecting a
Fund's Assets; or acts of armed conflict, terrorism, insurrection or revolution; or any other act or event beyond the Custodian's or such other
Person's control.

    (c)  Liability for Past Records.

    Neither the Custodian nor any Domestic Subcustodian shall have any liability in respect of any loss, damage or expense suffered by a Fund, insofar as such loss, damage or expense arises from the performance of the
Custodian or any Domestic Subcustodian in reliance upon records that were maintained for such Fund by entities other than the Custodian or any Domestic
Subcustodian prior to the Custodian's employment hereunder.

    (d)  Advice of Counsel.

    The Custodian and all Domestic Subcustodians shall be entitled to receive and act upon advice of counsel of its own choosing on all matters.  The
Custodian and all Domestic Subcustodians shall be without liability for any actions taken or omitted in good faith pursuant to the advice of counsel.

    (e)  Advice of the Fund and Others.

    The Custodian and any Domestic Subcustodian may rely upon the advice of any Fund and upon statements of such Fund's accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and neither the Custodian nor any Domestic Subcustodian shall be liable for any actions taken or omitted, in good faith, pursuant to such advice or statements.

    (f)  Instructions Appearing to be Genuine.

    The Custodian and all Domestic Subcustodians shall be fully protected and indemnified in acting as a custodian hereunder upon any Resolutions of the
Board of Directors or Trustees, Instructions, Special Instructions, advice, notice, request, consent, certificate, instrument or paper appearing to it to be genuine and to have been properly executed and shall, unless otherwise specifically provided herein, be entitled to receive as conclusive proof of any fact or matter required to be ascertained from any Fund hereunder a certificate signed by any officer of such Fund authorized to countersign or confirm Special Instructions.

    (g)  Exceptions from Liability.

    Without limiting the generality of any other provisions hereof, neither the Custodian nor any Domestic Subcustodian shall be under any duty or obligation to inquire into, nor be liable for:

        (i) the validity of the issue of any Securities purchased by or for any Fund, the legality of the purchase thereof or evidence of ownership required to be received by any such Fund, or the propriety of the decision to purchase or amount paid therefor;

        (ii)  the legality of the sale of any Securities by or for any Fund, or the propriety of the amount for which the same were sold; or

        (iii)  any other expenditures, encumbrances of Securities, borrowings or similar actions with respect to any Fund's Assets;

and may, until notified to the contrary, presume that all Instructions or
Special Instructions received by it are not in conflict with or in any way contrary to any provisions of any such Fund's Declaration of Trust,
Partnership Agreement, Articles of Incorporation or By-Laws or votes or proceedings of the shareholders, trustees, partners or directors of any such
Fund, or any such Fund's currently effective Registration Statement on file with the SEC.

7.  LIABILITY OF THE CUSTODIAN FOR ACTIONS OF OTHERS.

    (a)  Domestic Subcustodians

    The Custodian shall be liable for the acts or omissions of any Domestic
Subcustodian to the same extent as if such actions or omissions were performed by the Custodian itself.

    (b)  Liability for Acts and Omissions of Foreign Subcustodians.

    The Custodian shall be liable to a Fund for any loss or damage to such
Fund caused by or resulting from the acts or omissions of any Foreign
Subcustodian to the extent that, under the terms set forth in the subcustodian agreement between the Custodian or a Domestic Subcustodian and such Foreign Subcustodian, the Foreign Subcustodian has failed to perform in accordance with the standard of conduct imposed under such subcustodian agreement and the Custodian or Domestic Subcustodian recovers from the
Foreign Subcustodian under the applicable subcustodian agreement.

    (c)  Securities Systems, Interim Subcustodians, Special Subcustodians,
Securities Depositories and Clearing Agencies.

    The Custodian shall not be liable to any Fund for any loss, damage or expense suffered or incurred by such Fund resulting from or occasioned by the actions or omissions of a Securities System, Interim Subcustodian, Special
Subcustodian, or Securities Depository and Clearing Agency unless such loss, damage or expense is caused by, or results from, the negligence or willful misfeasance of the Custodian.

    (d)  Defaults or Insolvencies of Brokers, Banks, Etc.

    The Custodian shall not be liable for any loss, damage or expense suffered or incurred by any Fund resulting from or occasioned by the actions, omissions, neglects, defaults or insolvency of any broker, bank, trust company or any other person with whom the Custodian may deal (other than any of such entities acting as a Subcustodian, Securities System or Securities Depository
and Clearing Agency, for whose actions the liability of the Custodian is set out elsewhere in this Agreement) unless such loss, damage or expense is caused by, or results from, the negligence or willful misfeasance of the
Custodian.

    (e)  Reimbursement of Expenses.

    Each Fund agrees to reimburse the Custodian for all out-of-pocket expenses incurred by the Custodian in connection with this Agreement, but excluding salaries and usual overhead expenses.

8.  INDEMNIFICATION.

    (a)  Indemnification by Fund.

    Subject to the limitations set forth in this Agreement, each Fund agrees to indemnify and hold harmless the Custodian and its nominees from all losses, damages and expenses (including attorneys' fees) suffered or incurred by the Custodian or its nominee caused by or arising from actions taken by the Custodian, its employees or agents in the performance of its duties and obligations under this Agreement, including, but not limited to, any indemnification obligations undertaken by the Custodian under any relevant subcustodian agreement; provided, however, that such indemnity shall not apply to the extent the Custodian is liable under Sections 6 or 7 hereof.

    If any Fund requires the Custodian to take any action with respect to
Securities, which action involves the payment of money or which may, in the opinion of the Custodian, result in the Custodian or its nominee assigned to such Fund being liable for the payment of money or incurring liability of some other form, such Fund, as a prerequisite to requiring the Custodian to take such action, shall provide indemnity to the Custodian in an amount and form satisfactory to it.

    (b)  Indemnification by Custodian.

    Subject to the limitations set forth in this Agreement and in addition to the obligations provided in Sections 6 and 7, the Custodian agrees to indemnify and hold harmless each Fund from all losses, damages and expenses suffered or incurred by each such Fund caused by the negligence or willful misfeasance of the Custodian.

9.  ADVANCES.

    In the event that, pursuant to Instructions, the Custodian or any
Subcustodian, Securities System, or Securities Depository or Clearing Agency
acting either directly or indirectly under agreement with the Custodian (each of which for purposes of this Section 9 shall be referred to as "Custodian"), makes any payment or transfer of funds on behalf of any Fund as to which there would be, at the close of business on the date of such payment or transfer, insufficient funds held by the Custodian on behalf of any such
Fund, the Custodian may, in its discretion without further Instructions, provide an advance ("Advance") to any such Fund in an amount sufficient to allow the completion of the transaction by reason of which such payment or transfer of funds is to be made.  In addition, in the event the Custodian is directed by Instructions to make any payment or transfer of funds on behalf of any Fund as to which it is subsequently determined that such Fund has overdrawn its cash account with the Custodian as of the close of business on the date of such payment or transfer, said overdraft shall constitute an
Advance.  Any Advance shall be payable by the Fund on behalf of which the
Advance was made on demand by Custodian, unless otherwise agreed by such Fund and the Custodian, and shall accrue interest from the date of the Advance to the date of payment by such Fund to the Custodian at a rate agreed upon in writing from time to time by the Custodian and such Fund.  It is understood that any transaction in respect of which the Custodian shall have made an
Advance, including but not limited to a foreign exchange contract or transaction in respect of which the Custodian is not acting as a principal, is for the account of and at the risk of the Fund on behalf of which the
Advance was made, and not, by reason of such Advance, deemed to be a transaction undertaken by the Custodian for its own account and risk.  The
Custodian and each of the Funds which are parties to this Agreement acknowledge that the purpose of Advances is to finance temporarily the purchase or sale of Securities for prompt delivery in accordance with the settlement terms of such transactions or to meet emergency expenses not reasonably foreseeable by a Fund.  The Custodian shall promptly notify the appropriate Fund of any Advance.  Such notification shall be sent by facsimile transmission or in such other manner as such Fund and the Custodian may agree.

10.  LIENS.

    The Bank shall have a lien on the Property in the Custody Account to secure payment of fees and expenses for the services rendered under this
Agreement.  If the Bank advances cash or securities to the Fund for any purpose or in the event that the Bank or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of its duties hereunder, except such as may arise from its or its nominee's negligent action, negligent failure to act or willful misconduct, any Property at any time held for the Custody Account shall be security therefor and the Fund hereby grants a security interest therein to the Bank.  The Fund shall promptly reimburse the Bank for any such advance of cash or securities or any such taxes, charges, expenses, assessments, claims or liabilities upon request for payment, but should the
Fund fail to so reimburse the Bank, the Bank shall be entitled to dispose of such Property to the extent necessary to obtain reimbursement.  The Bank shall be entitled to debit any account of the Fund with the Bank including, without limitation, the Custody Account, in connection with any such advance and any interest on such advance as the Bank deems reasonable.

11.  COMPENSATION.

    Each Fund will pay to the Custodian such compensation as is agreed to in writing by the Custodian and each such Fund from time to time.  Such compensation, together with all amounts for which the Custodian is to be reimbursed in accordance with Section 7(e), shall be billed to each such Fund and paid in cash to the Custodian.

12.  POWERS OF ATTORNEY.

    Upon request, each Fund shall deliver to the Custodian such proxies, powers of attorney or other instruments as may be reasonable and necessary or desirable in connection with the performance by the Custodian or any
Subcustodian of their respective obligations under this Agreement or any applicable subcustodian agreement.

13.  TERMINATION AND ASSIGNMENT.

    Any Fund or the Custodian may terminate this Agreement by notice in writing, delivered or mailed, postage prepaid (certified mail, return receipt requested) to the other not less than 90 days prior to the date upon which such termination shall take effect.  Upon termination of this Agreement, the appropriate Fund shall pay to the Custodian such fees as may be due the
Custodian hereunder as well as its reimbursable disbursements, costs and expenses paid or incurred.  Upon termination of this Agreement, the Custodian shall deliver, at the terminating party's expense, all Assets held by it hereunder to the appropriate Fund or as otherwise designated by such Fund by
Special Instructions.  Upon such delivery, the Custodian shall have no further obligations or liabilities under this Agreement except as to the final resolution of matters relating to activity occurring prior to the effective date of termination.

    This Agreement may not be assigned by the Custodian or any Fund without the respective consent of the other, duly authorized by a resolution by its
Board of Directors or Trustees.

14.  ADDITIONAL FUNDS.

    An additional Fund or Funds may become a party to this Agreement after the date hereof by an instrument in writing to such effect signed by such
Fund or Funds and the Custodian.  If this Agreement is terminated as to one or more of the Funds (but less than all of the Funds) or if an additional
Fund or Funds shall become a party to this Agreement, there shall be delivered to each party an Appendix #1 or an amended Appendix #1, signed by each of the additional Funds (if any) and each of the remaining Funds as well as the Custodian, deleting or adding such Fund or Funds, as the case may be.
The termination of this Agreement as to less than all of the Funds shall not affect the obligations of the Custodian and the remaining Funds hereunder as set forth on the signature page hereto and in Appendix #1 as revised from time to time.

15.  NOTICES.

    As to each Fund, notices, requests, instructions and other writings delivered to Jones & Babson, Inc, 700 Karnes Blvd., Kansas City, Missouri
64108, postage prepaid, or to such other address as any particular Fund may have designated to the Custodian in writing, shall be deemed to have been properly delivered or given to a Fund.

    Notices, requests, instructions and other writings delivered to the
Securities Administration Department of the Custodian at its office at 928
Grand Avenue, Kansas City, Missouri, or mailed postage prepaid, to the
Custodian's Securities Administration Department, Post Office Box 226, Kansas
City, Missouri 64141, or to such other addresses as the Custodian may have designated to each Fund in writing, shall be deemed to have been properly delivered or given to the Custodian hereunder; provided, however, that procedures for the delivery of Instructions and Special Instructions shall be governed by Section 2(c) hereof.

16.  MISCELLANEOUS.

    (a)  This Agreement is executed and delivered in the State of Missouri and shall be governed by the laws of such state.

    (b)  All of the terms and provisions of this Agreement shall be binding upon, and inure to the benefit of, and be enforceable by the respective successors and assigns of the parties hereto.

    (c)  No provisions of this Agreement may be amended, modified or waived, in any manner except in writing, properly executed by both parties hereto;
provided, however, Appendix A may be amended from time to time as Domestic
Subcustodians, Foreign Subcustodians, Special Subcustodians, and Securities
Depositories and Clearing Agencies are approved or terminated according to the terms of this Agreement.

    (d)  The captions in this Agreement are included for convenience of reference only, and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

    (e)  This Agreement shall be effective as of the date of execution hereof.

    (f)  This Agreement may be executed simultaneously in two or more counterparts, each of which will be deemed an original, but all of which together will constitute one and the same instrument.

    (g)  The following terms are defined terms within the meaning of this
Agreement, and the definitions thereof are found in the following sections of the Agreement:

Term                               Section
Account                            4(b)(3)(ii)
ADR'S                              4(j)
Advance                            9
Assets                             2(b)
Authorized Person                  3
Banking Institution                4(1)
Domestic Subcustodian              5(a)
Foreign Subcustodian               5(b)
Instruction                        2(c)(1)
Interim Subcustodian               5(c)
Interest Bearing Deposit           4(1)

Term                               Section

Liability                          10
OCC                                4(g)(2)
Person                             6(b)
Procedural Agreement               4(h)
SEC                                4(b)(3)
Securities                         2(a)
Securities Depositories and        5(b)
Clearing Agencies
Securities System                  4(b)(3)
Shares                             4(s)
Sovereign Risk                     6(b)
Special Instruction                2(c)(2)
Special Subcustodian               5(c)
Subcustodian                       5
1940 Act                           4(v)

      (h)  If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid by any court of competent jurisdiction, the remaining portion or portions shall be considered severable and shall not be affected, and the rights and obligations of the parties shall be construed and enforced as if this Agreement did not contain the particular part, term or provision held to be illegal or invalid.

      (i)  This Agreement constitutes the entire understanding and agreement of the parties hereto with respect to the subject matter hereof, and accordingly supersedes, as of the effective date of this Agreement, any custodian agreement heretofore in effect between the Fund and the Custodian.

      IN WITNESS WHEREOF, the parties hereto have caused this Custody
Agreement to be executed by their respective duly authorized officers.

   JONES & BABSON FUNDS

   By: P. Bradley Adams
   ------------------------------------

   Name:  P. Bradley Adams
   ------------------------------------

   Title:  Treasurer
   ------------------------------------

   Date:  May 5, 1997
   ------------------------------------

   UMB BANK, N.A.

   By:  Ralph R. Santoro
   ------------------------------------

   Name:  Ralph R. Santoro
   ------------------------------------

   Title:  Vice President
   ------------------------------------

   Date:  April 22, 1997
   ------------------------------------

                                  APPENDIX A

                              CUSTODY AGREEMENT

DOMESTIC SUBCUSTODIANS:

         United Missouri Trust Company of New York

         Morgan Stanley Trust Company (Foreign Securities Only)

SECURITIES SYSTEMS:

         Federal Book Entry

         Depository Trust Company

         Participant's Trust Company

SPECIAL SUBCUSTODIANS:

                               SECURITIES DEPOSITORIES
COUNTRIES                 FOREIGN SUBCUSTODIANS    CLEARING AGENCIES

                                                       Euroclear

   JONES & BABSON FUNDS

   By: P. Bradley Adams
   ------------------------------------

   Name:  P. Bradley Adams
   ------------------------------------

   Title:  Treasurer
   ------------------------------------

   Date:  May 5, 1997
   ------------------------------------

   UMB BANK, N.A.

   By:  Ralph R. Santoro
   ------------------------------------

   Name:  Ralph R. Santoro
   ------------------------------------

   Title:  Vice President
   ------------------------------------

   Date:  April 22, 1997
   ------------------------------------

                                 APPENDIX #1

                                UMB Bank, n.a.
                                     AND
                  UNITED MISSOURI TRUST COMPANY OF NEW YORK
                        DOMESTIC CUSTODY FEE AGREEMENT
                                   FOR THE
                       JONES AND BABSON FAMILY OF FUNDS

                            JONES AND BABSON FUNDS

                      David L. Babson Growth Fund, Inc.
                         Babson Enterprise Fund, Inc.
                       Babson Enterprise II, Fund, Inc.
                           Babson Value Fund, Inc.
                           Shadow Stock Fund, Inc.
            D. L. Babson Tax-Free Income Fund, Inc. - Portfolio S
            D. L. Babson Tax-Free Income Fund, Inc. - Portfolio L
            D. L. Babson Tax-Free Income Fund, Inc. - Portfolio M
            D. L. Babson Money Market Fund, Inc. - Prime Portfolio
           D. L. Babson Money Market Fund, Inc. - Federal Portfolio
                  D. L. Babson Bond Trust - Short Portfolio
                   D. L. Babson Bond Trust - Long Portfolio

                         Buffalo Balanced Fund, Inc.
                          Buffalo Equity Fund, Inc.
                          Buffalo Global Fund, Inc.
                        Buffalo High Yield Fund, Inc.
                         Buffalo Small Cap Fund, Inc.

                AFBA Five Star Fund, Inc. - Balanced Portfolio
                 AFBA Five Star Fund, Inc. - Equity Portfolio
               AFBA Five Star Fund, Inc. - USA Global Portfolio
               AFBA Five Star Fund, Inc. - High Yield Portfolio

Jones & Babson                            UMB Bank, n.a.

By:      /s/P. Bradley Adams              By:      /s/Ralph R. Santoro
Name:    P/ Bradley Adams                 Name:    Ralph R. Santoro
Title:   Treasurer                        Title:   Vice President

Date:    5/5/97                           Date:    04/22/97

                                  APPENDIX B

                              CUSTODY AGREEMENT

      The following open-end management investment companies ("Funds") are hereby made parties to the Custody Agreement dated May 5, 1997, with UMB
Bank, n.a. ("Custodian") and Jones & Babson, Inc., and agree to be bound by all the terms and conditions contained in said Agreement:

Babson Fund Group:
   D. L. Babson Tax-Free Income Fund, Inc.
   D. L. Babson Money Market Fund, Inc.
   D. L. Babson Bond Trust
   David L. Babson Growth Fund, Inc.
   Babson Enterprise Fund, Inc.
   Babson Enterprise II Fund, Inc.
   Babson Value Fund, Inc.
   Shadow Stock Fund, Inc.
Buffalo Fund Group:
   Buffalo Balanced Fund, Inc.
   Buffalo Equity Fund, Inc.
   Buffalo Global Fund, Inc.
   Buffalo High Yield Fund, Inc.
   Buffalo Small Cap Fund, Inc.
   Buffalo Funds - Buffalo Science & Technology Fund
Investors Mark Series Fund, Inc.:
   Investors Mark Value Fund
   Investors Mark Balanced Fund
   Investors Mark Large Cap Growth Fund
   Investors Mark Small Cap Equity Fund
   Investors Mark Growth and Income Fund
J&B Fund Group:
   J&B Small-Cap Aggressive Growth Fund
   J&B Mid-Cap Aggressive Growth Fund

                                        BABSON FUND GROUP,
                                        BUFFALO FUND GROUP,
                                        INVESTORS MARK SERIES FUND, INC.
                                        J&B FUND GROUP

Attest:
/s/ Christine M. Duffy                  By:  /s/ P. Bradley Adams
-------------------------------------
                                        ------------------------------------

                                        Name:  P. Bradley Adams
                                        ------------------------------------

                                        Title:  Vice President and
                                        Treasurer
                                        ------------------------------------

                                        Date:  February 21, 2001
                                        ------------------------------------

                                        UMB BANK, N.A.

Attest:
/s/ Bonnie L. Johnson                   By:  /s/ Ralph R. Santoro
-------------------------------------
                                        ------------------------------------

                                        Name:  Ralph R. Santoro
                                        ------------------------------------

                                        Title:  Senior Vice President
                                        ------------------------------------

                                        Date:  February 21, 2001
                                        ------------------------------------

                                                                 EXHIBIT EX-99.h

                      FORM OF TRANSFER AGENCY AGREEMENT

            This Agreement made as of the ___ day of ________, 2001 between
Buffalo Funds, a Delaware business trust (the "Trust"), on behalf of each separate series of its shares set forth on the Appendix to this Agreement, as that Appendix may be amended from time to time (each such series is referred to herein as a "Fund"), and Jones & Babson, Inc., a Missouri corporation (the
"Transfer Agent").

                                   WITNESSETH

            That in consideration of the mutual promises hereinafter set forth, the parties hereto covenant and agree as follows:

                                  ARTICLE I

                                 Definitions

            Whenever used in this Agreement, the following words and phrases shall have the following meanings:

            1.    "Approved Institution" shall mean an entity so named in a
Certificate, as hereinafter defined.  From time to time, the Trust may amend a previously delivered Certificate by delivering to the Transfer Agent a
Certificate naming an additional entity or deleting any entity named in a previously delivered Certificate.

            2.    The "Board of Trustees" shall mean the Board of Trustees of the Trust.

            3.    "Certificate" shall mean any notice, instruction or other
instrument in writing, authorized or required by this Agreement to be given to the Transfer Agent by the Trust which is signed by any Officer, as hereinafter defined, and actually received by the Transfer Agent.

            4.    "Custodian" shall mean the financial institution appointed as custodian under the terms and conditions of the Custody Agreement between the financial institution and the Trust, or its successor(s).

            5.    "Fund Business Day" shall be determined as set out in any
Fund's prospectuses as shall be effective from time to time.

            6.    "Officer" shall be deemed to be the Trust's President, any
Vice President, Secretary, Treasurer, Controller, any Assistant Controller,
any Assistant Treasurer and any Assistant Secretary, and any other person duly authorized by the Board of Trustees of the Trust to execute any
Certificate, instruction, notice or other instrument on behalf of the Trust, and any person reasonably believed by the Transfer Agent to be such a person.

            7.    "Out-of-Pocket Expenses" means amounts reasonably necessary and actually incurred by Transfer Agent in the provision of Transfer Agent services or pursuant to this Agreement for the following purposes: postage
(and first class mail insurance in connection with mailing Share certificates), envelopes, check forms, continuous forms, forms for reports and statements, stationery and other similar items, telephone and telegraph charges incurred in answering inquiries from dealers or shareholders, microfilm used to record transactions in shareholder accounts and computer tapes used for permanent storage of records and cost of insertion of materials in mailing envelopes by outside firms.  Any charges associated with special or exception processing shall also be considered Out-of-Pocket
Expenses.

            8.    "Prospectus" shall mean the most recent Fund prospectus
actually received by the Transfer Agent from the Trust with respect to which the Trust has indicated a registration statement under the Securities Act of
1933, as amended, has become effective, including the Statement of Additional
Information, incorporated by reference therein.

            9.    "Shares" shall mean all or any part of each series or class of the shares of beneficial interest of the Fund listed in the Certificate as to which the Transfer Agent acts as transfer agent hereunder, as may be amended from time to time, which are authorized and/or issued by the Trust.

                                  ARTICLE II

                        Appointment of Transfer Agent

            1.    Effective as of the date of this Agreement, the Trust
hereby appoints the Transfer Agent as transfer agent of all the Shares of the
Fund and as dividend disbursing agent during the period of this Agreement.

            2.    The Transfer Agent hereby accepts appointment as transfer
agent and dividend disbursing agent and agrees to perform duties thereof as hereinafter set forth.

            3.    In connection with such appointment, the Trust upon the
request of the Transfer Agent, shall deliver the following documents to the
Transfer Agent:

                  (i)   A copy of the Agreement and Declaration of Trust of
      the Trust and all amendments thereto certified by the Secretary of the
      Trust;

                  (ii)  A copy of the By-laws of the Trust certified by the
      Secretary of the Trust;

                  (iii) A copy of a resolution of the Board of Trustees of
      the Trust certified by the Secretary of the Trust appointing the
      Transfer Agent and authorizing the execution of this Transfer Agency
      Agreement;

                  (iv)  A Certificate signed by the Secretary of the Trust
      specifying: the number of authorized Shares, the number of such authorized Shares issued, the number of such authorized Shares issued and currently outstanding, the names and specimen signatures of the
      Officers of the Trust and the name and address of the legal counsel for the Trust;

                  (v)   Specimen Share certificate for each series or class
      of Shares in the form approved by the Board of Trustees of the Trust
      (and in a format compatible with the Transfer Agent's system), together with a Certificate signed by the Secretary of the Trust as to such approval;

                  (vi)  Copies of the Trust's registration statement, as
      amended to date, and the most recently filed Post-Effective Amendment thereto, filed by the Trust with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and under the Investment
      Company Act of 1940, as amended, together with any applications filed in connection therewith; and

                  (vii) Opinion of counsel for the Fund with respect to the
      validity of the authorized and outstanding Shares, whether such Shares are fully paid and nonassessable and the status of such Shares under the Securities Act of 1933, as amended, and any other applicable federal law or regulation (i.e., if subject to registration, that they have been registered and that the registration statement has become effective or, if exempt, the specific grounds therefor).

                                 ARTICLE III

                     Authorization and Issuance of Shares

            1.    If requested by the Transfer Agent, the Trust shall deliver to the Transfer Agent the following documents on or before the effective date of any increase or decrease in the total number of Shares authorized to be issued:

                  (a)   A certified copy of the amendment to the Declaration
      of Trust giving effect to such increase or decrease;

                  (b)   In the case of an increase, an opinion of counsel for
      the Trust with respect to the validity of the Shares of the Fund and the status of such Shares under the Securities Act of 1933, as amended, and any other applicable federal law or regulation (i.e., if subject to registration, that they have been registered and that the registration statement has become effective or, if exempt, the specific grounds therefor); and

                  (c)   In the case of an increase, if the appointment of the
      Transfer Agent was theretofore expressly limited, a certified copy of a resolution of the Board of Trustees of the Trust increasing the authority of the Transfer Agent.

            2.    Prior to the issuance of any additional Shares pursuant to stock dividends or stock splits, etc., and prior to any reduction in the number of Shares outstanding, if requested by the Transfer Agent, the Trust shall deliver the following documents to the Transfer Agent:

                  (a)   A certified copy of the resolution(s) adopted by the
      Board of Trustees and/or the shareholders of the Trust authorizing such issuance of additional Shares or such reduction, as the case may be; and

                  (b)   An opinion of counsel for the Trust with respect to
      the validity of the Shares and the status of such Shares under the
      Securities Act of 1933, as amended, and any other applicable federal law or regulation (i.e., if subject to registration, that they have been registered and that the registration statement has become effective, or, if exempt, the specific grounds therefor).

                                  ARTICLE IV

                    Recapitalization or Capital Adjustment

            1.    In the case of any negative stock split, recapitalization
or other capital adjustment requiring a change in the form of Share certificates, the Transfer Agent will issue Share certificates in the new form in exchange for, or upon transfer of, outstanding Share certificates in the old form, upon receiving:

                  (a)   A Certificate authorizing the issuance of the Share
      certificates in the new form;

                  (b)   A certified copy of any amendment to the Declaration
      of Trust with respect to the change;

                  (c)   Specimen Share certificates for each class of Shares
      in the new form approved by the Board of Trustees of the Trust, with a
      Certificate signed by the Secretary of the Trust as to such approval;
      and

                  (d)   An opinion of counsel for the Trust with respect to
      the validity of the Shares in the new form and the status of such
      Shares under the Securities Act of 1933, as amended, and any other applicable federal law or regulation (i.e., if subject to registration, that the Shares have been registered and that the registration statement has become effective or, if exempt, the specific grounds therefor).

            2.    The Trust at its expense shall furnish the Transfer Agent
with a sufficient supply of blank Share certificates in the new form and from time to time will replenish such supply upon the request of the Transfer
Agent.  Such blank Share certificates shall be compatible with the Transfer
Agent's system and shall be properly signed by facsimile or otherwise by
Officers of the Trust authorized by law or by the By-laws to sign Share certificates and, if required, shall bear the corporate seal or facsimile thereof.  The Trust agrees to indemnify and exonerate, save and hold the
Transfer Agent harmless from and against any and all claims or demands that may be asserted against the Transfer Agent with respect to the genuineness of any Share certificate supplied to the Transfer Agent pursuant to this Article.

                                  ARTICLE V

                 Issuance, Redemption and Transfer of Shares

            1.    (a)   The Transfer Agent acknowledges that it has received
      a copy of each Fund's Prospectus, which Prospectus describes how sales and redemption of Shares of the Fund shall be made, and the Transfer
      Agent agrees to accept purchase orders and redemption requests with respect to Shares on each Fund Business Day in accordance with such
      Prospectus.  The Trust agrees to provide the Transfer Agent with sufficient advance notice to enable the Transfer Agent to effect any changes in the procedures set forth in the Prospectus regarding such purchase and redemption procedure; provided, however, that in no event will such advance notice be less than thirty (30) days.

                  (b)   The Transfer Agent shall also accept with respect to
      each Fund Business Day, at such times as are agreed upon from time to time by the Transfer Agent and the Trust, a computer tape or electronic data transmission consistent in all respects with the Transfer Agent's record format, as amended from time to time, which is believed by the
      Transfer Agent to be furnished by or on behalf of any Approved
      Institution.  The Transfer Agent shall not be liable for any losses or damages to the Trust or its shareholders in the event that a computer tape or electronic data transmission from an Approved Institution is unable to be processed for any reason beyond the control of the
      Transfer Agent, or if any of the information on such tape or transmission is found to be incorrect.

            2.    On each Fund Business Day, the Transfer Agent shall, as of the time at which the Trust computes the net asset value of the Fund, issue to and redeem from the accounts specified in a purchase order, redemption request or computer tape or electronic data transmission, which in accordance with the Prospectus is effective on such Fund Business Day, the appropriate number of full and fractional Shares based on the net asset value per Share of such Fund specified in an advice received on such Fund Business Day from the Trust.  Notwithstanding the foregoing, if a redemption specified in a computer tape or electronic data transmission is for a dollar value of Shares in excess of the dollar value of uncertificated Shares in the specified account, the Transfer Agent shall not effect such redemption in whole or in part and shall within twenty-four (24) hours orally advise the Approved
Institution which supplied such tape of the discrepancy.

            3.    In connection with a reinvestment of a dividend or
distribution of Shares of the Trust, the Transfer Agent shall as of each Fund
Business Day, as specified in a Certificate or resolution described in paragraph 1 of succeeding Article VI, issue Shares of the Fund based on the net asset value per Share of such Fund specified in an advice received from the Trust on such Fund Business Day.

            4.    On each Fund Business Day, the Transfer Agent shall supply the Trust with a statement specifying with respect to the immediately preceding Fund Business Day: the total number of Shares of the Fund
(including fractional Shares) issued and outstanding at the opening of business on such day; the total number of Shares of the Fund sold on such day, pursuant to the preceding paragraph 2 of this Article; the total number of Shares of the Fund redeemed from shareholders by the Transfer Agent on such day; the total number of Shares of the Fund, if any, sold on such day pursuant to the preceding paragraph 3 of this Article, and the total number of Shares of the Fund issued and outstanding.

            5.    In connection with each purchase and each redemption of
Shares, the Transfer Agent shall send such statements as are prescribed by the federal securities laws applicable to transfer agents or as described in the Prospectus.  If the Prospectus indicates that certificates for Shares are available and if specifically requested in writing by any shareholder, or if otherwise required hereunder, the Transfer Agent will countersign (if necessary), issue and mail to such shareholder at the address set forth in the records of the Transfer Agent a Share certificate for any full Share requested.

            6.    As of each Fund Business Day, the Transfer Agent shall
furnish the Trust with an advice setting forth the number and dollar amount of Shares to be redeemed on such Fund Business Day in accordance with paragraph 2 of this Article.

            7.    Upon receipt of a proper redemption request and moneys paid to it by the Custodian in connection with a redemption of Shares, the
Transfer Agent shall cancel the redeemed Shares and after making appropriate deduction for any withholding of taxes required of it by applicable law: (a)
in the case of a redemption of Shares pursuant to a redemption described in the preceding paragraph l (a) of this Article, make payment in accordance with the Fund's redemption and payment procedures described in the
Prospectus; and (b) in the case of a redemption of Shares pursuant to a computer tape or electronic data transmission described in the preceding paragraph l(b) of this Article, make payment by directing a federal funds wire order to the account previously designated by the Approved Institution specified in said computer tape or electronic data transmission.

            8.    The Transfer Agent shall not be required to issue any
Shares after it has received from an Officer of the Trust or from an appropriate federal or state authority written notification that the sale of
Shares has been suspended or discontinued, and the Transfer Agent shall be entitled to rely upon such written notification.

            9.    Upon the issuance of any Shares in accordance with this
Agreement, the Transfer Agent shall not be responsible for the payment of any original issue or other taxes required to be paid by the Fund in connection with such issuance of any Shares.

            10.   The Transfer Agent shall accept a computer tape or
electronic data transmission consistent with the Transfer Agent's record format, as amended from time to time, which is reasonably believed by the
Transfer Agent to be furnished by or on behalf of any Approved Institution and is represented to be instructions with respect to the transfer of Shares from one account of such Approved Institution to another such account, and shall effect the transfers specified in said computer tape or electronic data transmission.  The Transfer Agent shall not be liable for any losses to the
Fund or its shareholders in the event that a computer tape or electronic data transmission from an Approved Institution is unable to be processed for any reason beyond the control of the Transfer Agent, or if any of the information on such tape or transmission is found to be incorrect.

            11.   (a)   Except as otherwise provided in subparagraph (b) of
      this paragraph and in paragraph 13 of this Article, Shares will be transferred or redeemed upon presentation to the Transfer Agent of
      Share certificates or instructions properly endorsed for transfer or redemption, accompanied by such documents as the Transfer Agent deems necessary to evidence the authority of the person making such transfer or redemption, and bearing satisfactory evidence of the payment of stock transfer taxes.  In the case of small estates where no administration is contemplated, the Transfer Agent may, when furnished with an appropriate surety bond, and without further approval of the
      Fund, transfer or redeem Shares registered in the name of a decedent where the current market value of the Shares being transferred does not exceed such amount as may from time to time be prescribed by various states.  The Transfer Agent reserves the right to refuse to transfer or redeem Shares until it is satisfied that the endorsement on the stock certificate or instructions is valid and genuine, and for that purpose it will require, unless otherwise instructed by an authorized Officer of the Trust, a guarantee of signature by an "Eligible Guarantor
      Institution" as that term is defined by SEC Rule 17Ad-15.  The Transfer
      Agent also reserves the right to refuse to transfer or redeem Shares until it is satisfied that the requested transfer or redemption is legally authorized, and it shall incur no liability for the refusal, in good faith, to make transfers or redemptions which the Transfer Agent, in its judgment, deems improper or unauthorized, or until it is satisfied that there is no basis to any claims adverse to such transfer or redemption.  The Transfer Agent may, in effecting transfers and redemptions of Shares, rely upon those provisions of the Uniform Act for the Simplification of Fiduciary Security Transfers or the Uniform
      Commercial Code, as the same may be amended from time to time, applicable to the transfer of securities, and the Fund shall indemnify the Transfer Agent for any act done or omitted by it in good faith in reliance upon such laws.  In no event will the Fund indemnify the
      Transfer Agent for any act done by it as a result of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.  The Transfer Agent shall be entitled to accept, and shall be fully protected by the Trust in accepting, any request from any entity to carry out any transaction in Shares received by the Transfer Agent through any of the various programs offered through the National
      Securities Clearing Corporation ("NSCC") (including, but not limited to, Networking and FundServ).  Any such entity shall constitute an
      Approved Institution as defined herein.

                  (b)   Notwithstanding the foregoing or any other provision
      contained in this Agreement to the contrary, the Transfer Agent shall be fully protected by the Trust in not requiring any instruments, documents, assurances, endorsements or guarantees, including, without limitation, any signature guarantees, in connection with a redemption or transfer of Shares whenever the Transfer Agent reasonably believes that requiring the same would be inconsistent with the transfer and redemption procedures as described in the Prospectus.

            12.   Notwithstanding any provision contained in this Agreement
to the contrary, the Transfer Agent shall not be required or expected to require, as a condition to any transfer of any Shares pursuant to paragraph
11 of this Article or any redemption of any Shares pursuant to a computer tape or electronic data transmission described in this Agreement, any documents, including, without limitation, any documents of the kind described in subparagraph (a) of paragraph 11 of this Article, to evidence the authority of the person requesting the transfer or redemption and/or the payment of any stock transfer taxes, and shall be fully protected in acting in accordance with the applicable provisions of this Article.

            13.   (a)   As used in this Agreement, the terms "computer tape
      or electronic data transmission" and "computer tape believed by the
      Transfer Agent to be furnished by an Approved Institution", shall include any tapes generated by the Transfer Agent to reflect information believed by the Transfer Agent to have been input by an
      Approved Institution, via a remote terminal or other similar link, into a data processing, storage or collection system, or similar system (the
      "System"), located on the Transfer Agent's premises.  For purposes of paragraph 1 of this Article, such a computer tape or electronic data transmission shall be deemed to have been furnished at such times as are agreed upon from time to time by the Transfer Agent and the Trust only if the information reflected thereon was input to the System at such times as are agreed upon from time to time by the Transfer Agent and the Trust.
                  (b)   Nothing contained in this Agreement shall constitute
      any agreement or representation by the Transfer Agent to permit, or to agree to permit, any Approved Institution to input information into a
      System.

                  (c)   The Transfer Agent reserves the right to approve, in
      advance, any Approved Institution; such approval not to be unreasonably withheld.  The Transfer Agent also reserves the right to terminate any and all automated data communications, at its discretion, upon a reasonable attempt to notify the Fund when in the opinion of the
      Transfer Agent continuation of such communications would jeopardize the accuracy and/or integrity of the Trust's records on the System.

                                  ARTICLE VI

                         Dividends and Distributions

            1.    The Trust shall furnish to the Transfer Agent a copy of a
resolution of its Board of Trustees, certified by the Secretary or any
Assistant Secretary, either: (i) setting forth the date of the declaration of a dividend or distribution, the date of accrual or payment, as the case may be, thereof, the record date as of which shareholders entitled to payment, or accrual, as the case may be, shall be determined, the amount per Share of such dividend or distribution, the payment date on which all previously accrued and unpaid dividends are to be paid and the total amount, if any, payable to the Transfer Agent on such payment date; or (ii) authorizing the declaration of dividends and distributions on a daily or other periodic basis and authorizing the Transfer Agent to rely on a Certificate setting forth the information described in subsection (i) of this paragraph.

            2.    Upon the mail date specified in such Certificate or
resolution, as the case may be, the Trust shall, in the case of a cash dividend or distribution, cause the Custodian to deposit in an account in the name of the Transfer Agent on behalf of the Trust an amount of cash, if any, sufficient for the Transfer Agent to make the payment, as of the mail date, specified in such Certificate or resolution, as the case may be, to the shareholders who were of record on the record date.  The Transfer Agent will, upon receipt of any such cash, make payment of such cash dividends or distributions to the shareholders of record as of the record date by: (i)
mailing a check, payable to the registered shareholder, to the address of record or dividend mailing address; or (ii) wiring such amounts to the accounts previously designated by an Approved Institution, as the case may
be.  The Transfer Agent shall not be liable for any improper payments made in good faith and without negligence, in accordance with a Certificate or resolution described in the preceding paragraph.  If the Transfer Agent shall not receive from the Custodian sufficient cash to make payments of any cash dividend or distribution to all shareholders of the Fund as of the record date, the Transfer Agent shall, upon notifying the Trust, withhold payment to all shareholders of record as of the record date until sufficient cash is provided to the Transfer Agent.

            3.    It is understood that the Transfer Agent shall in no way be responsible for the determination of the rate or form of dividends or capital gain distributions due to the shareholders.  It is expressly agreed and understood that the Transfer Agent is not liable for any loss as a result of processing a distribution based on information provided in the Certificate that is incorrect.  The Trust agrees to pay the Transfer Agent for any and all costs, both direct and Out-of-Pocket Expenses, incurred in such corrective work as necessary to remedy such error.

            4.    It is understood that the Transfer Agent shall file such
appropriate information returns concerning the payment of dividend and capital gain distributions with the proper federal, state and local authorities as are required by law to be filed by the Trust, but shall in no way be responsible for the collection or withholding of taxes due on such dividends or distributions due to shareholders, except and only to the extent required by applicable law.  Anything in this Agreement to the contrary notwithstanding, the Trust shall be solely responsible for the accurate, complete and timely filing with the proper federal, state and local authorities of all tax information with respect to any Trust account maintained under Matrix Level 3 through any of the various programs offered through the NSCC (including, but not limited to, Networking and FundServ).

                                 ARTICLE VII

                             Concerning the Trust

            1.    The Trust represents to the Transfer Agent that:

                  (a)   It is a business trust duly organized and existing
      under the laws of the State of Delaware.

                  (b)   It is empowered under applicable laws and by its
      Declaration of Trust and By-laws to enter into and perform this
      Agreement.

                  (c)   All requisite corporate proceedings have been taken
      to authorize it to enter into and perform this Agreement.

                  (d)   It is an investment company registered under the
      Investment Company Act of 1940, as amended.

                  (e)   A registration statement under the Securities Act of
      1933, as amended, with respect to the Shares is effective.  The Trust shall notify the Transfer Agent if such registration statement or any state securities registrations have been terminated or a stop order has been entered with respect to the Shares.

            2.    Each copy of the Declaration of Trust of the Trust and
copies of all amendments thereto shall be certified by the Secretary of State
(or other appropriate official) of the state of organization, and if such
Declaration of Trust and/or amendments are required by law also to be filed with a county or other officer or official body, a certificate of such filing shall be filed with a certified copy submitted to the Transfer Agent.  Each copy of the By-laws and copies of all amendments thereto, and copies of resolutions of the Board of Trustees of the Trust shall be certified by the
Secretary of the Trust under seal.

            3.    The Trust shall promptly deliver to the Transfer Agent
written notice of any change in the Officers authorized to sign Share certificates, notifications or requests, together with a specimen signature of each new Officer.  In the event any Officer who shall have signed manually or whose facsimile signature shall have been affixed to blank Share certificates shall die, resign or be removed prior to issuance of such Share certificates, the Transfer Agent may issue such Share certificates of the
Fund notwithstanding such death, resignation or removal, and the Trust shall promptly deliver to the Transfer Agent such approval, adoption or ratification as may be required by law.

            4.    It shall be the sole responsibility of the Trust to deliver to the Transfer Agent the Fund's currently effective Prospectus and, for purposes of this Agreement, the Transfer Agent shall not be deemed to have notice of any information contained in such Prospectus until a reasonable time after it is actually received by the Transfer Agent.

                                 ARTICLE VIII

                        Concerning the Transfer Agent

            1.    The Transfer Agent represents and warrants to the Trust
that:

                  (a)   It is a corporation duly organized and existing under
      the laws of the State of Missouri.

                  (b)   It is empowered under applicable law and by its
      charter and By-laws to enter into and perform this Agreement.

                  (c)   All requisite corporate proceedings have been taken
      to authorize it to enter into and perform this Agreement.

                  (d)   It is duly registered as a transfer agent under
      Section 17A of the Securities Exchange Act of 1934, as amended.

            2.    The Transfer Agent shall not be liable and shall be
indemnified in acting upon any computer tape or electronic data transmission, writing or document reasonably believed by it to be genuine and to have been signed or made by an Officer of the Trust or person designated by the Trust and shall not be held to have any notice of any change of authority of any person until receipt of written notice thereof from the Trust or such person.  It shall also be protected in processing Share certificates which bear the proper countersignature of the Transfer Agent and which it reasonably believes to bear the proper manual or facsimile signature of the
Officers of the Trust.

            3.    The Transfer Agent upon notice to the Trust may establish
such additional procedures, rules and regulations governing the transfer or registration of Share certificates as it may deem advisable and consistent with such rules and regulations generally adopted by mutual fund transfer agents.

            4.    The Transfer Agent shall keep such records as it may deem
advisable and is agreeable to the Fund, but not inconsistent with the rules and regulations of appropriate government authorities, in particular Rules
31a-2 and 31a-3 under the Investment Company Act of 1940, as amended.  The
Transfer Agent acknowledges that such records are the property of the Trust.
The Transfer Agent may deliver to the Trust from time to time at its discretion, for safekeeping or disposition by the Trust in accordance with law, such records, papers, documents accumulated in the execution of its duties as such Transfer Agent, as the Transfer Agent may deem expedient, other than those which the Transfer Agent is itself required to maintain pursuant to applicable laws and regulations.  The Trust shall assume all responsibility for any failure thereafter to produce any record, paper, cancelled Share certificate or other document so returned, if and when required.  Such records maintained by the Transfer Agent pursuant to this paragraph 4, which have not been previously delivered to the Trust pursuant to the foregoing provisions of this paragraph 4, shall be considered to be the property of the Trust, shall be made available upon request for inspection by the Officers, employees and auditors of the Trust, and records shall be delivered to the Trust upon request and in any event upon the date of termination of this Agreement, as specified in Article IX of this
Agreement, in the form and manner kept by the Transfer Agent on such date of termination or such earlier date as may be requested by the Trust.

            5.    The Transfer Agent shall not be liable for any loss or
damage, including counsel fees, resulting from its actions or omissions to act or otherwise, except for any loss or damage arising out of its bad faith, willful misfeasance, gross negligence or reckless disregard of its duties under this Agreement.

            6.    (a)   The Trust shall indemnify and exonerate, save and
      hold harmless the Transfer Agent from and against any and all claims
      (whether with or without basis in fact or law), demands, expenses
      (including reasonable attorneys' fees) and liabilities of any and every nature which the Transfer Agent may sustain or incur or which may be asserted against the Transfer Agent by any person by reason of or as a result of any action taken or omitted to be taken by any prior transfer agent of the Trust or as a result of any action taken or omitted to be taken by the Transfer Agent in good faith and without gross negligence or willful misfeasance or in reliance upon:  (i) any provision of this
      Agreement; (ii) the Prospectus; (iii) any instruction or order including, without limitation, any computer tape or electronic data transmission reasonably believed by the Transfer Agent to have been received from an Approved Institution; (iv) any instrument, order or
      Share certificate reasonably believed by it to be genuine and to be signed, countersigned or executed by any duly authorized Officer of the
      Trust; (v) any Certificate or other instructions of an Officer; (vi)
      any opinion of legal counsel for the Trust or the Transfer Agent; or
      (vii) any request by any entity to carry out any transaction in Shares received by the Transfer Agent through any of the various programs offered through the NSCC (including, but not limited to, Networking and
      FundServ).  The Trust shall indemnify and exonerate, save and hold the
      Transfer Agent harmless from and against any and all claims (whether with or without basis in fact or law), demands, expenses (including reasonable attorneys' fees) and liabilities of any and every nature which the Transfer Agent may sustain or incur or which may be asserted against the Transfer Agent by any person by reason of or as a result of any action taken or omitted to be taken by the Transfer Agent in good faith in connection with its appointment or in reliance upon any law, act, regulation or any interpretation of the same even though such law, act or regulation may thereafter have been altered, changed, amended or repealed.

                  (b)   The Transfer Agent shall not settle any claim,
      demand, expense or liability to which it may seek indemnity pursuant to paragraph 6(a) above (each, an "Indemnifiable Claim") without the express written consent of an Officer of the Trust.  The Transfer Agent shall notify the Trust within fifteen (15) days of receipt of notification of an Indemnifiable Claim, provided that the failure by the Transfer Agent to furnish such notification shall not impair its right to seek indemnification from the Trust unless the Trust is unable to adequately defend the Indemnifiable Claim as a result of such failure, and further provided, that if as a result of the Transfer
      Agent's failure to provide the Trust with timely notice of the institution of litigation a judgment by default is entered, prior to seeking indemnification from the Trust, the Transfer Agent, at its own cost and expense, shall open such judgment.  The Trust shall have the right to defend any Indemnifiable Claim at its own expense, provided that such defense shall be conducted by counsel selected by the Fund and reasonably acceptable to the Transfer Agent.  The Transfer Agent may join in such defense at its own expense, but to the extent that it shall so desire the Fund shall direct such defense.  The Trust shall not settle any Indemnifiable Claim without the express written consent of the Transfer Agent if the Transfer Agent determines that such settlement would have an adverse effect on the Transfer Agent beyond the scope of this Agreement.  In such event, the Trust and the Transfer
      Agent shall each be responsible for their own defense at their own cost and expense, and such claim shall not be deemed an Indemnifiable Claim hereunder.  If the Trust shall fail or refuse to defend an
      Indemnifiable Claim, the Transfer Agent may provide its own defense at the cost and expense of the Trust.  Anything in this Agreement to the contrary notwithstanding, the Trust shall not indemnify the Transfer
      Agent against any liability or expense arising out of the Transfer
      Agent's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement.  The
      Transfer Agent shall indemnify and hold the Trust harmless from and against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to any action or failure or omission to act by the Transfer Agent as a result of the Transfer Agent's lack of good faith, gross negligence or willful misfeasance.

            7.    The Transfer Agent shall not be liable to the Trust with
respect to any redemption draft on which the signature of the drawer is forged and which the Trust's Custodian has advised the Transfer Agent to honor the redemption (but nothing herein is meant to impose any duties upon the Trust's Custodian); nor shall the Transfer Agent be liable for any material alteration or absence or forgery of any endorsement, it being understood that the Transfer Agent's sole responsibility with respect to inspecting redemption drafts is to use reasonable care to verify the drawer's signature against signatures on file.

            8.    There shall be excluded from the consideration of whether
the Transfer Agent has breached this Agreement in any way, any period of time, and only such period of time during which the Transfer Agent's performance is materially affected, by reason of circumstances beyond its control (collectively, "Causes"), including, without limitation, mechanical breakdowns of equipment (including any alternative power supply and operating systems software), flood or catastrophe, acts of God, failures of transportation, communication or power supply, strikes, lockouts, work stoppages or other similar circumstances.

            9.    At any time the Transfer Agent may apply to an Officer of
the Trust for written instructions with respect to any matter arising in connection with the Transfer Agent's duties and obligations under this
Agreement, and the Transfer Agent shall not be liable for any action taken or permitted by it in good faith in accordance with such written instructions.
Such application by the Transfer Agent for written instructions from an
Officer of the Trust may set forth in writing any action proposed to be taken or omitted by the Transfer Agent with respect to its duties or obligations under this Agreement and the date on and/or after which such action shall be taken.  The Transfer Agent shall not be liable for any action taken or omitted in accordance with a proposal included in any such application on or after the date specified therein unless, prior to taking or omitting any such action, the Transfer Agent has received written instructions in response to such application specifying the action to be taken or omitted.  The Transfer
Agent may consult counsel of the Trust, or upon notice to the Trust, its own counsel, at the expense of the Fund and shall be fully protected with respect to anything done or omitted by it in good faith in accordance with the advice or opinion of counsel to the Trust or its own counsel.

            10.   The Transfer Agent may issue new Share certificates in
place of certificates represented to have been lost, stolen or destroyed upon receiving written instructions from the shareholder accompanied by proof of an indemnity or surety bond issued by a recognized insurance institution specified by the Trust or the Transfer Agent.  If the Transfer Agent receives written notification from the shareholder or broker dealer that the certificate issued was never received, and such notification is made within thirty (30) days of the date of issuance, the Transfer Agent may reissue the certificate without requiring a surety bond.  The Transfer Agent may also reissue certificates which are represented as lost, stolen or destroyed without requiring a surety bond provided that the notification is in writing and accompanied by an indemnification signed on behalf of a member firm of the New York Stock Exchange and signed by an officer of said firm with the signature guaranteed.  Notwithstanding the foregoing, the Transfer Agent will reissue a certificate upon written authorization from an Officer of the Trust.

            11.   In case of any requests or demands for the inspection of
the shareholder records of the Trust, the Transfer Agent will endeavor to notify the Trust promptly and to secure instructions from an Officer as to such inspection.  The Transfer Agent reserves the right, however, to exhibit the shareholder records to any person whenever it receives an opinion from its counsel that there is a reasonable likelihood that the Transfer Agent will be held liable for the failure to exhibit the shareholder records to such person; provided, however, that in connection with any such disclosure the Transfer Agent shall promptly notify the Trust that such disclosure has been made or is to be made.

            12.   At the request of an Officer of the Trust, the Transfer
Agent will address and mail such appropriate notices to shareholders as the
Trust may direct.

            13.   Notwithstanding any of the foregoing provisions of this
Agreement, the Transfer Agent shall be under no duty or obligation to inquire into, and shall not be liable for:

                  (a)   The legality of the issue or sale of any Shares, the
      sufficiency of the amount to be received therefor, or the authority of the Approved Institution or of the Trust, as the case may be, to request such sale or issuance;

                  (b)   The legality of a transfer of Shares, or of a
      redemption of any Shares, the propriety of the amount to be paid therefor, or the authority of the Approved Institution or of the Trust, as the case may be, to request such transfer or redemption;

                  (c)   The legality of the declaration of any dividend by
      the Fund, or the legality of the issue of any Shares in payment of any stock dividend; or

                  (d)   The legality of any recapitalization or readjustment
      of Shares.

            14.   The Transfer Agent shall have no duties or responsibilities whatsoever except such duties and responsibilities as are specifically set forth in this Agreement, and no covenant or obligation shall be implied in this Agreement against the Transfer Agent.

            15.   Purchase and Payment of Services:

                  (a)   The Trust has entered into a management agreement
      with Kornitzer Capital Management, Inc. and it pays Kornitzer Capital
      Management, Inc. a fee and Kornitzer, in turn, is obligated to acquire services contemplated by this Agreement for the Funds.  Jones & Babson,
      Inc., therefore, will receive fees for providing the services outlined in this Agreement, as agreed in writing from time to time with
      Kornitzer Capital Management, Inc.

                                  ARTICLE IX

                                 Termination

            Either of the parties hereto may terminate this Agreement by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than sixty (60) days after the date of receipt of such notice.  In the event such notice is given by the Trust, it shall be accompanied by a copy of a resolution of the Board of Trustees of the Trust, certified by the Secretary or any Assistant Secretary, electing to terminate this Agreement and designating the successor transfer agent or transfer agents.  In the event such notice is given by the Transfer Agent, the Trust shall on or before the termination date, deliver to the Transfer
Agent a copy of a resolution of its Board of Trustees, certified by the
Secretary or any Assistant Secretary, designating a successor transfer agent or transfer agents.  In the absence of such designation by the Trust, the
Trust shall upon the date specified in the notice of termination of this
Agreement and delivery of the records maintained hereunder, be deemed to be its own transfer agent and the Transfer Agent shall thereby be relieved of all duties and responsibilities pursuant to this Agreement.  In the event this Agreement is terminated as provided herein, the Transfer Agent, upon the written request of the Trust, shall deliver the records of the Trust on electromagnetic media to the Trust or its successor transfer agent.  The
Trust shall be responsible to the Transfer Agent for the reasonable costs and expenses associated with the preparation and delivery of such media.

                                  ARTICLE X

                                Miscellaneous

            1     The Trust agrees that prior to effecting any change in the
Prospectus which would increase or alter the duties and obligations of the
Transfer Agent hereunder, it shall advise the Transfer Agent of such proposed change at least thirty (30) days prior to the intended date of the same, and shall proceed with such change only if it shall have received the written consent of the Transfer Agent thereto, which shall not be unreasonably withheld.

            2.    Any notice or other instrument in writing, authorized or
required by this Agreement to be given to the Trust shall be sufficiently given if addressed to the Trust and mailed or delivered to it at:

            700 Karnes Boulevard
            Kansa City, MO 64108

or at such other place as the Trust may from time to time designate in writing.

            3.    Any notice or other instrument in writing, authorized or
required by this Agreement to be given to the Transfer Agent shall be sufficiently given if addressed to the Transfer Agent and mailed or delivered to:

            700 Karnes Boulevard
            Kansa City, MO 64108

or at such other place as the Transfer Agent may from time to time designate in writing.

            4.    This Agreement may not be amended or modified in any manner except by a written agreement executed by both parties with the formality of this Agreement.

            5.    This Agreement shall extend to and shall be binding upon
the parties hereto, and their respective successors and assigns.

            6.    This Agreement shall be governed by and construed in
accordance with the laws of the State of Missouri.

            7.    This Agreement may be executed in any number of
counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

            8.    The provisions of this Agreement are intended to benefit
only the Transfer Agent and the Trust, and no rights shall be granted to any other person by virtue of this Agreement.

            9.    (a)   The Transfer Agent shall endeavor to assist in
      resolving shareholder inquiries and errors relating to the period during which prior transfer agents acted as such for the Trust.  Any such inquiries or errors which cannot be expediently resolved by the
      Transfer Agent will be referred to the Trust.

                  (b)   The Transfer Agent shall only be responsible for the
      safekeeping and maintenance of transfer agency records, cancelled Share certificates and correspondence of the Trust created or produced prior to the time of conversion which are under its control and acknowledged in a writing to the Trust to be in its possession.  Any expenses or liabilities incurred by the Transfer Agent as a result of shareholder inquiries, regulatory compliance or audits related to such records and not caused as a result of Transfer Agent's bad faith, willful misfeasance or gross negligence shall be the responsibility of the
      Trust as provided in Article VIII herein.

            [The remainder of this page intentionally left blank.]

            IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective corporate officer, thereunto duly authorized and their respective corporate seals to be hereunto affixed, as of the day and year first above written.

Buffalo Funds                                Jones & Babson, Inc.

By:  _______________________________         By:  ____________________________

Title:______________________________         Title:___________________________

Attest:_____________________________         Attest:__________________________

ACKNOWLEDGED AND ACCEPTED
KORNITZER CAPITAL MANAGEMENT, INC.

By:  _______________________________         By:  ____________________________

Title:______________________________         Title:___________________________

                                   APPENDIX

                      Buffalo Science & Technology Fund

                                                               EXHIBIT EX-99.j.2

                              POWER OF ATTORNEY

The undersigned officers and trustees of Buffalo Funds (the "Registrant") hereby appoint P.  Bradley  Adams,  Martin A.  Cramer,  and Stephen S. Soden (with full power to each of them to act  alone)  his  attorney-in-fact  and  agent,  in all capacities,  to execute,  deliver and file in the names of the undersigned,  any and all  instruments  that said  attorneys  and  agents  may deem  necessary  or advisable  to enable the  Registrant  to comply  with,  or register any security issued by the Registrant  under, the Securities Act of 1933, as amended,  and/or the Investment Company Act of 1940, as amended,  and the rules,  regulations and interpretations  thereunder,  including  but not  limited  to, any  registration statement, including any and all pre- and post-effective amendments thereto, any other document to be filed with the U.S.  Securities and Exchange Commission and any and all documents  required to be filed with respect  thereto with any other regulatory authority.  Each of the undersigned grants to each of said attorneys, full  authority to do every act necessary to be done in order to effectuate  the same as  fully,  to all  intents  and  purposes,  as he could  do if  personally present,  thereby  ratifying  all that said  attorneys-in-fact  and  agents  may lawfully do or cause to be done by virtue hereof.

This Power of  Attorney  may be executed  in one or more  counterparts,  each of which shall be deemed to be an original,  and all of which shall be deemed to be a single document.

The  undersigned  officers and trustees hereby execute this Power of Attorney on the 14th day of February, 2001.

/s/ Stephen S. Soden
Stephen S. Soden

/s/ Gene M. Betts
Gene M. Betts

/s/ Thomas S. Case
Thomas S. Case

/s/ Kent W. Gasaway
Kent W. Gasaway

/s/ J. Gary Gradinger
J. Gary Gradinger

/s/ Philip J. Kennedy
Philip J. Kennedy

                                                               EXHIBIT EX-99.p.1
                            JONES & BABSON, INC.
                            AFBA FIVE STAR FUND, INC.
                                  BABSON FUNDS
                                  BUFFALO FUNDS
                           INVESTORS MARK ADVISOR, LLC
                        INVESTORS MARK SERIES FUND, INC.
                                 UMB SCOUT FUNDS

                                 CODE OF ETHICS
                             (Revised January 2000)

Terms which are in bold italics in the text are defined in Appendix 1.

I.   Purpose of Code.

     The Code of  Ethics  establishes  rules  that  govern  personal  investment
     activities   of  the  officers,   directors   and  certain   employees  (or
     contractors) of Jones & Babson, Inc. ("Jones & Babson"),  Investors
     Mark Advisor,  L.L.C.,  Investors Mark Series Fund,  Inc."" and each of the funds  within the AFBA,  Babson,  Buffalo  and UMB Scout fund  groups  (the
     "Funds"),  the names of each fund are listed on  Schedule A to this Code of
     Ethics.

II.  Why Do We Have a Code of Ethics?

     A.   We want to protect our Clients.
          We have a duty to place the interests of the shareholders of the Funds first and to avoid even the appearance of a conflict of interest. This is how we earn  and  keep  the  trust  of Fund  shareholders.  We must conduct ourselves and our personal securities transactions in a manner that does not create a conflict  of  interest  with the Funds or their shareholders, or take unfair advantage of our relationship with them.

     B.   Federal law requires that we have a Code of Ethics
          The Investment Company Act of 1940 and the Investment  Advisers Act of
          1940 require that we have in place  safeguards to prevent behavior and activities that might  disadvantage  the Funds or their  shareholders.
          These safeguards are embodied in this Code of Ethics.1

III. Does the Code of Ethics Apply to You?

     Yes! All employees (including contract personnel) of Jones & Babson and the Funds must observe the principles  contained in the Code of Ethics. Any director,  officer,  employee or contractor of Jones &  Babson,  or any
     Fund who is already  subject to a  substantially  similar (as determined by
     Jones &  Babson's  compliance  officer) Code of Ethics because of their association  with a separate  company,  will not be subject to this Code of
     Ethics.

     There are  different  categories  of  restrictions  on  personal  investing activities. The category in which you have been placed generally depends on your job function, although unique circumstances may prompt us to place you in a different category. The range of categories is as follows:

             -------------------------------------------------->>>>>>>
     ---------------------------------------------------------------------------
     Fewest Restrictions                                     Most Restrictions
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Non-Access Person    Access Person    Investment Person  Portfolio Person
     ---------------------------------------------------------------------------

In  addition,  there is a fifth  category for the  Independent  Directors of the
Funds. The standard profiles for each of the categories is described below:

     A.   Portfolio Persons.
          Portfolio   Persons  are  those   employees   entrusted   with  direct
          responsibility  and authority to make investment  decisions  affecting one or more Funds.

     B.   Investment Persons.
          Investment  Persons  are  financial  analysts,   investment  analysts,
          traders and other  employees  who provide  information  or advice to a portfolio management team or who help execute the portfolio management team's decisions.

     C.   Access Persons.
          You are an Access  Person  if, as part of your job,  you do any of the following:

               -  participate  in the  purchase or sale of  securities  for Fund portfolios;
               -  perform  a   function   which   relates   to  the   making  of
               recommendations  with  respect  to such  purchases  or  sales  of securities for Fund portfolios; OR
               - have the ability to obtain  information  regarding the purchase or sale of securities for Fund portfolios.

         In addition, you are an Access Person if you are any of the following:

               - an officer or "interested" director of any Fund; OR
               - an officer or director of Jones & Babson, Inc.

          As an Access  Person,  if you know that during the 5 days  immediately preceding or after the date of your transaction, the same security was
          (1) held by one or more Fund and was being considered for sale, or (2)
          being  considered  for purchase by one or more Fund, you must preclear your personal security transaction requests in accordance with Section
          IV A.

     D.   Non-Access Persons.
          If you are an officer,  director, or employee of any contractor, for a
          Fund or for Jones & Babson, or if you are an employee of a Fund or
          Jones  &  Babson  AND  you  do not  fit  into  any  of  the  above categories,  you are a Non-Access Person.  Because you normally do not
          have  access  to  or  receive  confidential   information  about  Fund
          portfolios,  you are subject only to Sections  V(C), VI, VII, VIII, IX and X of this Code of Ethics.

     E.   Independent Directors.
          If you are a director of a Fund and are not an  "interested"  director as  defined  in  the  Investment  Company  Act of  1940  ("Independent
          Director"),  you are subject only to Sections II, VII,  VIII and IX of this Code of Ethics.  However,  if you know, or in the ordinary course of fulfilling your official  duties as an Independent  Director should know, that during the 15 days immediately  preceding or after the date of your  transaction,  the same  security was (1) purchased or sold by one or more Fund, or (2) was being  considered for purchase or sale by one or more  Fund,  you will be  considered  an Access  Person for the purpose of trading in that security,  and you must comply with all the requirements applicable to Access Persons.

IV.  Restrictions on Personal Investing Activities.

     A.   Investment and Portfolio Persons  Preclearance of Personal  Securities
          Transactions.

          Before either of the following things happen:
               - the purchase or sale of a security for your own account; OR
               - the purchase or sale of a security for an account for which you are a beneficial owner
         you must follow the following preclearance procedures:

          1.   Preclear the  transaction  with Jones &  Babson's  Compliance
               Officer.  E-mail your request to  gcooke@jones&babson.com  or fill out a pre-clearance  request form, and provide the following information:

               - Issuer name;
               - Ticker symbol or CUSIP number;
               - Type of security (stock, bond, note, etc.);
               - Maximum expected dollar amount of proposed transaction; AND
               - Nature of transaction (purchase or sale)

          2.   If you  receive  preclearance  for the  transaction2:  You have 5 business days to execute your transaction.

     B.   Investment and Portfolio Persons: Additional Restrictions.

          1.   Initial Public Offerings.
               You  cannot  acquire  securities  issued  in  an  initial  public offering.

          2.   Private Placements.
               Before you acquire any  securities  in a private  placement,  you must obtain written approval from Jones & Babson's compliance officer3.  Once you receive approval,  you cannot  participate in any subsequent  consideration of an investment in that issuer for any of the Funds.

          3.   Short-Term Trading Profits.
               You  cannot  profit  from  any  purchase  and  sale,  or sale and purchase,  of the same (or  equivalent)  securities  within sixty
               (60) calendar days.

     C.   Portfolio Persons: Blackout Period.
          If you are a Portfolio Person, you may not purchase or sell a security within seven (7) days before and after a Fund that you manage executes a trade in that security.

V.   Reporting Requirements.

     A.   Disclosure of Personal Securities Holdings
          [Access, Investment and Portfolio Persons]
          Upon  commencement  of  employment  or  acquisition  of Access  Person status, whichever is sooner, and annually thereafter,  you must report all  securities  holdings  to the  compliance  officer.  Your  initial holdings  report is due no later than 10 days after you are designated an Access  Person  while your annual  holdings  report is due no later than 30 days after year end.  The report must  include all  securities beneficially  owned by you  (including  securities  owned  by  certain family members), except for code-exempt securities.

     B.   Quarterly Report of Securities Transactions
          [Access, Investment and Portfolio Persons]
          Each  quarter  you must  report the  purchase or sale of a security in which  you have (or will  have)  any  direct  or  indirect  beneficial ownership.  This  may  include  securities  owned  by  certain  family members.  See  Appendix  2 for  details.  (You do not  need to  report transactions  in  code-exempt  securities.)  Jones  &  Babson will provide you with a form of report.  You must file your report no later than 10 days after the end of each calendar quarter.

          On the report you must state  whether you have engaged in a securities transaction  during  the  quarter,  and if so  provide  the  following information about each transaction:

          - The date of the  transaction,  the description and number of shares, and the principal amount of each security involved;
          - The nature of the transaction,  that is, purchase, sale or any other type of acquisition or disposition;
          - The transaction price; AND
          - The name of the broker,  dealer or bank through whom the transaction was effected.

     C.   Duplicate Confirmations [Non-Access (except Independent Directors),
          Access, Investment and Portfolio Persons].

          You must instruct your  broker-dealer to send duplicate  confirmations of all transactions (excluding transactions in code-exempt securities)
          in such accounts to:

                        Jones & Babson Inc.
                        BMA Tower, 700 Karnes Blvd.
                        Kansas City, MO 64108-3306
                        Attention:  Compliance Officer

         Please note that "your broker-dealer" includes both of the following:

          - a  broker  or  dealer  with  whom you  have a  securities  brokerage account; AND

          - a broker or dealer  who  maintains  an  account  for a person  whose trades  you must  report  because  you are  deemed to be a  beneficial owner.

VI.  Can there be any exceptions to the restrictions?

     Yes. The compliance officer or his or her designee,  upon consultation with your manager,  may grant limited  exemptions to specific  provisions of the
     Code of Ethics on a case-by-case basis.

     A.   How to Request an Exemption
          Send a  written  request  to Jones  &  Babson  compliance  officer detailing your situation.  The Jones & Babson  compliance  officer has been  designated  to develop  procedures  reasonably  designed  to detect  violations of this Code and to grant  exemptions under certain circumstances.

     B.   Factors Considered

          In  considering  your request,  the  compliance  officer or his or her designee will grant your  exemption  request if he or she is satisfied that:

          - your request  addresses an undue personal hardship imposed on you by the Code of Ethics;

          - your situation is not contemplated by the Code of Ethics; and

          - your exemption, if granted, would be consistent with the achievement of the objectives of the Code of Ethics.

     C.   Exemption Reporting
          All exemptions  granted must be reported to the Boards of Directors of the Funds.  The Boards of Directors may choose to delegate the task of
          receiving   and  reviewing   reports  to  a  Committee   comprised  of
          Independent Directors.

VII. Confidential Information.
     All information about Fund securities transactions, actual or contemplated, is confidential. You must not disclose, except as required by the duties of your employment,  securities transactions of Funds, actual or contemplated, or the  contents of any  written or oral  communication,  study,  report or opinion  concerning any security.  This does not apply to information which has already been publicly disclosed.

VIII. Conflicts of Interest.

     A.   All Persons except Independent Directors
          You must receive prior written approval from Jones & Babson or the
          Funds and/or the  Independent  Directors of the Funds, as appropriate, to do any of the following:

          - negotiate or enter into any  agreement on the Fund's behalf with any business concern doing or seeking to do business with the Fund if you, or a person related to you, has a substantial interest in the business concern;

          - enter into an  agreement,  negotiate or otherwise do business on the
          Fund's behalf with a personal friend or a person related to you; OR

          - serve on the board of  directors  of, or act as  consultant  to, any publicly traded corporation.

     B.   Independent Director

          If you are an  Independent  Director,  you cannot serve as officer of, director of,  employee of; OR consultant to any  corporation  or other business entity which

          - engages in an activity in competition with a Fund; OR

          - which is engaged in any  activity  that would  create a conflict  of interest with your duties

          unless you receive prior approval of the other Independent  Directors.
          These  prohibitions  also  apply  to  anyone  who  lives  in the  same household with you.

IX.  What happens if you violate the rules in the Code of Ethics?
     You may be subject to serious penalties.

     A.   The penalties which may be imposed include:

          - formal warning;
          - restriction of trading privileges;
          - disgorgement of trading profits;
          - fine; AND/OR
          - suspension or termination of employment.

     B.   Penalty Factors

          The factors which may be considered  when  determining the appropriate penalty include, but are not limited to:

          - the harm to the interests of the Funds and/or shareholders;
          - the extent of unjust enrichment;
          - the frequency of occurrence;
          - the degree to which there is personal  benefit from unique knowledge obtained through employment with the Advisors;
          - the degree of perception of a conflict of interest;
          - evidence of fraud,  violation  of law, or  reckless  disregard  of a regulatory requirement; AND/OR
          - the level of accurate, honest and timely cooperation from the person subject to the Code of Ethics.

          If you have any questions about the Code of Ethics, do not hesitate to ask a member of management or Compliance.

X.   Annual Certification of Compliance with the Code
     As a condition of your employment, you will be asked to certify annually:

      - that you have read this Code of Ethics;
      - that you understand this Code of Ethics; AND
      - that you have complied with this Code of Ethics.

XI.  Regular Reporting to Fund Directors
     The management of Jones & Babson and the Funds will deliver reports to the Board of Directors of each Fund at least annually:

     - of any violation of this Code of Ethics requiring significant sanctions;

     - outlining  the results of any  sub-adviser  or  affiliate  Code of Ethics monitoring activity; AND

     -  certifying  that Jones &  Babson has adopted  reasonable  procedures necessary to prevent its access persons from violating this Code of Ethics.

XII. Approval of this Code of Ethics
     The Board of Directors,  including a majority of the independent Directors, of each Fund shall  approve this Code of Ethics,  and any material  changes subsequently made to it.

APPENDIX 1:  DEFINITIONS

1.   "Beneficial Ownership"
     See "Appendix 2:  What is Beneficial Ownership?".

2.   "Code-Exempt Security"
     A "code-exempt security" is a security in which you may invest without preclearing or reporting such transactions with Jones & Babson.  The list of Code-Exempt Securities appears in Appendix 3.

3.   "Initial Public Offering"
     "Initial public offering" means an offering of securities for which a registration statement has not previously been filed with the SEC and for which there is no active public market in the shares.

4.   "Private Placement"
     "Private placement" means an offering of securities in which the issuer relies on an exemption from the registration provisions of the federal securities laws, and usually involves a limited number of sophisticated investors and a restriction on resale of the securities.

5.   "Security"
     A "security" includes a great number of different investment vehicles.
     However, for purposes of this Code of Ethics, "security" includes any of the following:

      -note,
      -stock,
      -treasury stock,
      -bond,
      -debenture,
      -evidence of indebtedness,
      -certificate of interest or participation in any profit-sharing agreement,
      -collateral-trust certificate,
      -preorganization certificate or subscription,
      -transferable share,
      -investment contract,
      -voting-trust certificate,
      -certificate of deposit for a security,
      -fractional undivided interest in oil, gas or other mineral rights,
      -any put, call, straddle, option, or privilege on any security
        (including a certificate of deposit) or on any group or index of securities (including any interest therein or based on the value thereof), or
      -any put, call, straddle, option, or privilege entered into on a national securities exchange relating to foreign currency, or
      -in general, any interest or instrument commonly known as a "security,"
        or
      -any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, future on or warrant or right to subscribe to or purchase, any of the foregoing.

APPENDIX 2:  WHAT IS "BENEFICIAL OWNERSHIP"?

1.   Are securities held by family members "beneficially owned" by me?
     Probably.  As a general rule, you are regarded as the beneficial owner of securities held in the name of

      -your spouse;
      -your minor children;
      -a relative who shares your home; OR
      -any other person IF:
          -You obtain from such securities benefits substantially similar to those of ownership.  For example, if you receive or benefit from some of the income from the securities held by your spouse, you are the beneficial owner; OR
          -You can obtain title to the securities now or in the future.

2.   Are securities held by a company I own also "beneficially owned" by me?
     Probably not.  Owning the securities of a company does not mean you
     "beneficially own" the securities that the company itself owns.
     However, you will be deemed to "beneficially own" these securities if:
      -The company is merely a medium through which you (by yourself or with others) in a small group invest or trade in securities; AND
      -The company has no other substantial business.
     In such cases, you and those who are in a position to control the company will be deemed to "beneficially own" the securities owned by the company.

3.   Are securities held in trust "beneficially owned" by me?
     Maybe.  You are deemed to "beneficially own" securities held in trust if any of the following is true:
      -You are a trustee and either you or members of your immediate family have a vested interest in the income or corpus of the trust;
      -You have a vested beneficial interest in the trust; OR
      -You are settlor of the trust and you have the power to revoke the trust without obtaining the consent of all the beneficiaries.
     As used in this section, the "immediate family" of a trustee means:
      -A son or daughter of the trustee, or a descendent of either;
      -A stepson or stepdaughter of the trustee;
      -The father or mother of the trustee, or an ancestor of either;
      -A stepfather or stepmother of the trustee; and
      -A spouse of the trustee.
     For the purpose of determining whether any of the foregoing relationships exists, a legally adopted child of a person is considered a child of such person by blood.

4.   Are securities in pension or retirement plans "beneficially owned" by me?
     Probably not.  Beneficial ownership does not include indirect interest by any person in portfolio securities held by a pension or retirement plan holding securities of an issuer whose employees generally are the beneficiaries of the plan.

     However, your participation in a pension or retirement plan is considered beneficial ownership of the portfolio securities if you can withdraw and trade the securities without withdrawing from the plan.

5.   Examples of Beneficial Ownership
     Securities Held by Family Members
     Example 1:  Tom and Mary are married.  Although Mary has an independent source of income from a family inheritance and segregates her funds from those of her husband, Mary contributes to the maintenance of the family home.  Tom and Mary have engaged in joint estate planning and have the same financial adviser.  Since Tom and Mary's resources are clearly significantly directed towards their common property, they shall be deemed to be the beneficial owners of each other's securities.
     Example 2:  Mike's adult son David lives in Mike's home.  David is self-supporting and contributes to household expenses.  Mike is a beneficial owner of David's securities.
     Example 3:  Joe's mother Margaret lives alone and is financially independent.  Joe has power of attorney over his mother's estate, pays all her bills and manages her investment affairs.  Joe borrows freely from Margaret without being required to pay back funds with interest, if at all.  Joe takes out personal loans from Margaret's bank in Margaret's name, the interest from such loans being paid from Margaret's account.
     Joe is a significant heir of Margaret's estate.  Joe is a beneficial owner of Margaret's estate.

     Securities Held by a Company
     Example 4:  ABC is a holding company with five shareholders owning equal shares in the company.  Although ABC Company does no business on its own, it has several wholly-owned subsidiaries which invest in securities.  Stan is a shareholder of ABC Company.  Stan has a beneficial interest in the securities owned by ABC Company's subsidiaries.

     Securities Held in Trust
     Example 5:  John is trustee of a trust created for his two minor children.  When both of John's children reach 21, each shall receive an equal share of the corpus of the trust.  John is a beneficial owner of the trust.
     Example 6:  Jane is trustee of an irrevocable trust for her daughter.
     Jane is a director of the issuer of the equity securities held by the trust.  The daughter is entitled to the income of the trust until she is
     25 years old, and is then entitled to the corpus.  If the daughter dies before reaching 25, Jane is entitled to the corpus.  Jane is a beneficial owner of the trust.
     Example 7:  Tom's spouse is the beneficiary of an irrevocable trust managed by a third party investment adviser.  Tom is a beneficial owner of the trust.

APPENDIX 3:  CODE-EXEMPT SECURITIES
Because they do not pose a possibility for abuse, some securities are exempt from the Advisors' Code of Ethics.  The following is the current list of
"Code-Exempt Securities":

      -Mutual funds (open-end funds)

      -Bank Certificates of Deposit

      -U.S. government securities (such as Treasury notes, etc.)

      -Securities which are acquired through an employer-sponsored automatic payroll deduction plan

      -securities purchased through dividend reinvestment programs

      -commercial paper;

      -bankers acceptances; AND

      -Futures contracts (and option contracts) on the following:

         -Standard & Poor's 500 Index; or

         -Standard & Poor's 100 Index

We may modify this list of securities at any time, please send a written request to Jones & Babson to request the most current list.

APPENDIX 4:  HOW DOES THE PRECLEARANCE PROCESS WORK?

After requesting pre-clearance from the compliance officer, your request is then subjected to the following test.

Step 1:  Blackout Test
   -  Is the security in question on the relevant Access Person, Investment or Portfolio Person blackout list?

If "YES", the system will send a message to you to DENY the personal trade request.

If "NO", then your request will be approved by the compliance officer.

The preclearance process can be changed at any time to ensure that the goals of the Advisors' Code of Ethics are advanced.

SCHEDULE A

THE FUNDS:

AFBA FIVE STAR FUND, INC.
D.L.  BABSON BOND TRUST
BABSON ENTERPRISE FUND, INC.
BABSON ENTERPRISE FUND II, INC.
DAVID L. BABSON GROWTH FUND, INC.
SHADOW STOCK FUND, INC.
BABSON VALUE FUND, INC.
D.L. BABSON MONEY MARKET FUND, INC.
D.L. BABSON TAX-FREE INCOME FUND, INC.
BABSON-STEWART IVORY INTERNATIONAL FUND, INC.
BUFFALO BALANCED FUND, INC.
BUFFALO EQUITY FUND, INC.
BUFFALO SMALL CAP FUND, INC.
BUFFALO USA GLOBAL FUND, INC.
BUFFALO HIGH YIELD FUND, INC.
BUFFALO SCIENCE & TECHNOLOGY FUND
INVESTORS MARK SERIES FUND, INC.
UMB SCOUT CAPITAL PRESERVATION FUND, INC.
UMB SCOUT WORLDWIDE FUND
UMB SCOUT WORLDWIDE SELECT FUND
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.
UMB SCOUT STOCK FUND
UMB SCOUT STOCK SELECT FUND
UMB SCOUT REGIONAL FUND, INC.
UMB SCOUT BOND FUND, INC.
UMB SCOUT MONEY MARKET FUND, INC.
UMB SCOUT TAX-FREE MONEY MARKET FUND, INC.
UMB SCOUT BALANCED FUND, INC.
UMB SCOUT EQUITY INDEX FUND
UMB SCOUT TECHNOLOGY FUND

ACKNOWLEDGMENT OF CODE OF ETHICS

I have read the Code of Ethics and agree to comply with its provisions.

Print Name

Signature                                               Date

----------------------------                            ---------------

--------
  1 Section 17j of the Investment Company Act of 1940 and Rule 17j-1
thereunder as revised in 1999 and Section 204A of the Investment Advisers Act
of 1940 and Rule 204-2 thereunder serve as a basis for much of what is contained in this Code of Ethics.
  2 How does Jones & Babson determine whether to approve or deny your preclearance request?  See Appendix 4 for a description of the process.
  3 If you are the compliance officer, you must receive your approval from the President.

                                                               EXHIBIT EX-99.p.2

                      KORNITZER CAPITAL MANAGEMENT, INC.
                                CODE OF ETHICS
                            (Revised January 2000)

    Terms which are in bold italics in the text are defined in Appendix 1.

I.   Purpose of Code.
     The Code of Ethics establishes rules that govern personal investment activities of the officers, directors and certain employees (or contractors) of Kornitzer Capital Management, Inc. (KCM).

II.  Why Do We Have a Code of Ethics?

    A.   We want to protect our Clients.
         We have a duty to place the interests of our clients and fund shareholders first and to avoid even the appearance of a conflict of interest.  This is how we earn and keep the trust of our clients and fund shareholders. We must conduct ourselves and our personal securities transactions in a manner that does not create a conflict of interest with our clients and fund shareholders, or take unfair advantage of our relationship with them.

    B.   Federal law requires that we have a Code of Ethics
         The Investment Company Act of 1940 and the Investment Advisers Act
         of 1940 require that we have in place safeguards to prevent behavior and activities that might disadvantage our clients, the Funds or their shareholders.  These safeguards are embodied in this Code of
         Ethics.1

III. Does the Code of Ethics Apply to You?
     Yes!  All employees (including contract personnel) of KCM must observe the principles contained in the Code of Ethics.  Any director, officer, employee or contractor of KCM who is already subject to a substantially similar  Code of Ethics because of their association with a separate company, will not be subject to this Code of Ethics.

     There are different categories of restrictions on personal investing activities.  The category in which you have been placed generally depends on your job function, although unique circumstances may prompt us to place you in a different category.  The range of categories is as follows:

        --------------------------------------------------->>>>>>>>>>>>>>>
     ---------------------------------------------------------------------------
     Fewest Restrictions                                     Most Restrictions
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     Non-Access Person    Access Person    Investment Person  Portfolio Person
     ---------------------------------------------------------------------------

     The standard profiles for each of the categories is described below:
     A.  Portfolio Persons.
         Portfolio Persons are those employees entrusted with direct responsibility and authority to make investment decisions affecting clients assets and mutual funds managed by KCM.
     B.  Investment Persons.
         Investment Persons are financial analysts, investment analysts, traders and other employees who provide information or advice to a portfolio management team or who help execute the portfolio management team's decisions.
     C.  Access Persons.
         You are an Access Person if, as part of your job, you do any of the following:
            - participate in the purchase or sale of securities for client or Fund portfolios;
            - perform a function which relates to the making of recommendations with respect to such purchases or sales of securities for client or
            Fund portfolios; OR
            - have the ability to obtain information regarding the purchase or sale of securities for client or Fund portfolios.
         In addition, you are an Access Person if you are any of the following:
            - an officer or director of KCM.
         As an Access Person, if you know that during the 5 days immediately preceding or after the date of your transaction, the same security was (1) held by one or more Fund and was being considered for sale, or (2) being considered for purchase by one or more Fund, you must preclear your personal security transaction requests in accordance with Section IV A.
     D.  Non-Access Persons.
         If you are an officer, director, or employee of any contractor, for
         KCM AND you do not fit into any of the above categories, you are a
         Non-Access Person.  Because you normally do not have access to or receive confidential information about Fund portfolios, you are subject only to Sections V(C), VI, VII, VIII, IX and X of this Code of Ethics.

IV.  Restrictions on Personal Investing Activities.

     A.   Investment and Portfolio Persons Preclearance of Personal
          Securities Transactions.
          Before either of the following things happen:
          - the purchase or sale of a security for your own account; OR
          - the purchase or sale of a security for an account for which you are a beneficial owner
          you must follow the following preclearance procedures:
            1.   Preclear the transaction with KCM's Compliance Officer.
            2.    If you receive preclearance for the transaction2:
          You have 5 business days to execute your transaction.

     B.  Investment and Portfolio Persons: Additional Restrictions.
         1.   Initial Public Offerings.
              You cannot acquire securities issued in an initial public
              offering.

         2.   Private Placements.
              Before you acquire any securities in a private placement, you must obtain written approval from KCM's compliance officer3.
              Once you receive approval, you cannot participate in any
              subsequent consideration of an investment in that issuer for any of the Funds.

         3.   Short-Term Trading Profits.
              You cannot profit from any purchase and sale, or sale and
              purchase, of the same (or equivalent) securities within sixty
              (60) calendar days.

     C.  Portfolio Persons:  Blackout Period.
         If you are a Portfolio Person, you may not purchase or sell a security within seven (7) days before and after a Fund that you manage executes a trade in that security.

V.   Reporting Requirements.

     A.  Disclosure of Personal Securities Holdings
         [Access, Investment and Portfolio Persons]
         Upon commencement of employment or acquisition of Access Person status, whichever is sooner, and annually thereafter, you must report all securities holdings to the compliance officer.  Your initial holdings report is due no later than 10 days after you are designated an Access Person while your annual holdings report is due no later than 30 days after year end.  The report must include all securities beneficially owned by you (including securities owned by certain family members), except for code-exempt securities.

     B.  Quarterly Report of Securities Transactions
         [Access, Investment and Portfolio Persons]
         Each quarter you must report the purchase or sale of a security in which you have (or will have) any direct or indirect beneficial
         ownership.   This may include securities owned by certain family
         members.  See Appendix 2 for details.  (You do not need to report transactions in code-exempt securities.) KCM will provide you with a form of report. You must file your report no later than 10 days after the end of each calendar quarter.
         On the report you must state whether you have engaged in a securities transaction during the quarter, and if so provide the following information about each transaction:
          - The date of the transaction, the description and number of shares, and the principal amount of each security involved;
          - The nature of the transaction, that is, purchase, sale or any other type of acquisition or disposition;
          - The transaction price; AND
          - The name of the broker, dealer or bank through whom the transaction was effected.

     C.  Duplicate Confirmations [Non-Access (except Independent Directors),
         Access, Investment and Portfolio Persons].
         You must instruct your broker-dealer to send duplicate confirmations of all transactions (excluding transactions in code-exempt securities) in such accounts to:
                        Kornitzer Capital Management
                        5420 W 61st Place
                        Shawnee Mission, KS  66205
                        Attention:  Compliance Officer
         Please note that "your broker-dealer" includes both of the following:
         - a broker or dealer with whom you have a securities brokerage account;
           AND
         - a broker or dealer who maintains an account for a person whose trades you must report because you are deemed to be a beneficial owner.

VI.  Can there be any exceptions to the restrictions?
     Yes.  The compliance officer or his or her designee, upon consultation with your manager, may grant limited exemptions to specific provisions of the Code of Ethics on a case-by-case basis.

     A.  How to Request an Exemption
         Send a written request to KCM compliance officer detailing your situation.  The KCM compliance officer has been designated to develop procedures reasonably designed to detect violations of this
         Code and to grant exemptions under certain circumstances.

     B.  Factors Considered
         In considering your request, the compliance officer or his or her designee will grant your exemption request if he or she is satisfied that:
          - your request addresses an undue personal hardship imposed on you by the
            Code of Ethics;
          - your situation is not contemplated by the Code of Ethics; and
          - your exemption, if granted, would be consistent with the achievement of the objectives of the Code of Ethics.

     C.  Exemption Reporting
         All exemptions granted must be reported to the Boards of Directors of the Funds managed by KCM.  The Boards of Directors may choose to delegate the task of receiving and reviewing reports to a Committee comprised of Independent Directors.

VII. Confidential Information.
     All information about client and Fund securities transactions, actual or contemplated, is confidential.  You must not disclose, except as required by the duties of your employment, securities transactions of clients and Funds, actual or contemplated, or the contents of any written or oral communication, study, report or opinion concerning any security.  This does not apply to information which has already been publicly disclosed.

VIII. Conflicts of Interest.

     A.  All Persons except Independent Directors
         You must receive prior written approval from KCM and/or the
         Independent Directors of the Funds managed by KCM, as appropriate, to do any of the following:
          - negotiate or enter into any agreement on the company's or a Fund's behalf with any business concern doing or seeking to do business with the company or Fund if you, or a person related to you, has a substantial interest in the business concern;
          - enter into an agreement, negotiate or otherwise do business on the company's or Fund's behalf with a personal friend or a person related to you; OR
          - serve on the board of directors of, or act as consultant to, any publicly traded corporation.

IX.  What happens if you violate the rules in the Code of Ethics?
     You may be subject to serious penalties.

     A.   The penalties which may be imposed include:
          - formal warning;
          - restriction of trading privileges;
          - disgorgement of trading profits;
          - fine; AND/OR
          - suspension or termination of employment.

     B.   Penalty Factors
          The factors which may be considered when determining the appropriate penalty include, but are not limited to:
          - the harm to the interests of the clients, Funds and/or shareholders;
          - the extent of unjust enrichment;
          - the frequency of occurrence;
          - the degree to which there is personal benefit from unique knowledge obtained through employment with the company;
          - the degree of perception of a conflict of interest;
          - evidence of fraud, violation of law, or reckless disregard of a regulatory requirement; AND/OR
          - the level of accurate, honest and timely cooperation from the person subject to the Code of Ethics.
         If you have any questions about the Code of Ethics, do not hesitate to ask a member of management or Compliance.

X.   Annual Certification of Compliance with the Code
     As a condition of your employment, you will be asked to certify annually:

      - that you have read this Code of Ethics;
      - that you understand this Code of Ethics; AND
      - that you have complied with this Code of Ethics.

XI.  Regular Reporting to Fund Directors
     The  management of KCM and the Funds will deliver reports to the Board of Directors of each Fund at least annually:

      -  of any violation of this Code of Ethics requiring significant sanctions;

      -  outlining the results of any sub-adviser or affiliate Code of Ethics monitoring activity; AND

      -  certifying that KCM has adopted reasonable procedures necessary to prevent its access persons from violating this Code of Ethics.

XII. Approval of this Code of Ethics
     The Board of Directors, including a majority of the independent
     Directors, of each Fund managed by KCM shall approve this Code of
     Ethics, and any material changes subsequently made to it.

APPENDIX 1:  DEFINITIONS

1.   "Beneficial Ownership"
     See "Appendix 2:  What is Beneficial Ownership?".

2.   "Code-Exempt Security"
     A "code-exempt security" is a security in which you may invest without preclearing or reporting such transactions with KCM.  The list of
     Code-Exempt Securities appears in Appendix 3.

3.   "Initial Public Offering"
     "Initial public offering" means an offering of securities for which a registration statement has not previously been filed with the SEC and for which there is no active public market in the shares.

4.   "Private Placement"
     "Private placement" means an offering of securities in which the issuer relies on an exemption from the registration provisions of the federal securities laws, and usually involves a limited number of sophisticated investors and a restriction on resale of the securities.

5.   "Security"
     A "security" includes a great number of different investment vehicles.
     However, for purposes of this Code of Ethics, "security" includes any of the following:

      -note,
      -stock,
      -treasury stock,
      -bond,
      -debenture,
      -evidence of indebtedness,
      -certificate of interest or participation in any profit-sharing agreement,
      -collateral-trust certificate,
      -preorganization certificate or subscription,
      -transferable share,
      -investment contract,
      -voting-trust certificate,
      -certificate of deposit for a security,
      -fractional undivided interest in oil, gas or other mineral rights,
      -any put, call, straddle, option, or privilege on any security
        (including a certificate of deposit) or on any group or index of securities (including any interest therein or based on the value thereof), or
      -any put, call, straddle, option, or privilege entered into on a national securities exchange relating to foreign currency, or
      -in general, any interest or instrument commonly known as a "security,"
        or
      -any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, future on or warrant or right to subscribe to or purchase, any of the foregoing.

APPENDIX 2:  WHAT IS "BENEFICIAL OWNERSHIP"?

1.   Are securities held by family members "beneficially owned" by me?
     Probably.  As a general rule, you are regarded as the beneficial owner of securities held in the name of

      -your spouse;
      -your minor children;
      -a relative who shares your home; OR
      -any other person IF:
          -You obtain from such securities benefits substantially similar to those of ownership.  For example, if you receive or benefit from some of the income from the securities held by your spouse, you are the beneficial owner; OR
          -You can obtain title to the securities now or in the future.

2.   Are securities held by a company I own also "beneficially owned" by me?
     Probably not.  Owning the securities of a company does not mean you
     "beneficially own" the securities that the company itself owns.
     However, you will be deemed to "beneficially own" these securities if:
       -The company is merely a medium through which you (by yourself or with others) in a small group invest or trade in securities; AND
       -The company has no other substantial business.
     In such cases, you and those who are in a position to control the company will be deemed to "beneficially own" the securities owned by the company.

3.   Are securities held in trust "beneficially owned" by me?
     Maybe.  You are deemed to "beneficially own" securities held in trust if any of the following is true:
       -You are a trustee and either you or members of your immediate family have a vested interest in the income or corpus of the trust;
       -You have a vested beneficial interest in the trust; OR
       -You are settlor of the trust and you have the power to revoke the trust without obtaining the consent of all the beneficiaries.
     As used in this section, the "immediate family" of a trustee means:
       -A son or daughter of the trustee, or a descendent of either;
       -A stepson or stepdaughter of the trustee;
       -The father or mother of the trustee, or an ancestor of either;
       -A stepfather or stepmother of the trustee; and
       -A spouse of the trustee.
     For the purpose of determining whether any of the foregoing relationships exists, a legally adopted child of a person is considered a child of such person by blood.

4.   Are securities in pension or retirement plans "beneficially owned" by me?
     Probably not.  Beneficial ownership does not include indirect interest by any person in portfolio securities held by a pension or retirement plan holding securities of an issuer whose employees generally are the beneficiaries of the plan.

     However, your participation in a pension or retirement plan is considered beneficial ownership of the portfolio securities if you can withdraw and trade the securities without withdrawing from the plan.

5.   Examples of Beneficial Ownership
     Securities Held by Family Members
     Example 1:  Tom and Mary are married.  Although Mary has an independent source of income from a family inheritance and segregates her funds from those of her husband, Mary contributes to the maintenance of the family home.  Tom and Mary have engaged in joint estate planning and have the same financial adviser.  Since Tom and Mary's resources are clearly significantly directed towards their common property, they shall be deemed to be the beneficial owners of each other's securities.
     Example 2:  Mike's adult son David lives in Mike's home.  David is self-supporting and contributes to household expenses.  Mike is a beneficial owner of David's securities.
     Example 3:  Joe's mother Margaret lives alone and is financially independent.  Joe has power of attorney over his mother's estate, pays all her bills and manages her investment affairs.  Joe borrows freely from Margaret without being required to pay back funds with interest, if at all.  Joe takes out personal loans from Margaret's bank in Margaret's name, the interest from such loans being paid from Margaret's account.
     Joe is a significant heir of Margaret's estate.  Joe is a beneficial owner of Margaret's estate.

     Securities Held by a Company
     Example 4:  ABC is a holding company with five shareholders owning equal shares in the company.  Although ABC Company does no business on its own, it has several wholly-owned subsidiaries which invest in securities.  Stan is a shareholder of ABC Company.  Stan has a beneficial interest in the securities owned by ABC Company's subsidiaries.

     Securities Held in Trust
     Example 5:  John is trustee of a trust created for his two minor children.  When both of John's children reach 21, each shall receive an equal share of the corpus of the trust.  John is a beneficial owner of the trust.
     Example 6:  Jane is trustee of an irrevocable trust for her daughter.
     Jane is a director of the issuer of the equity securities held by the trust.  The daughter is entitled to the income of the trust until she is
     25 years old, and is then entitled to the corpus.  If the daughter dies before reaching 25, Jane is entitled to the corpus.  Jane is a beneficial owner of the trust.
     Example 7:  Tom's spouse is the beneficiary of an irrevocable trust managed by a third party investment adviser.  Tom is a beneficial owner of the trust.

APPENDIX 3:  CODE-EXEMPT SECURITIES
Because they do not pose a possibility for abuse, some securities are exempt from the Advisors' Code of Ethics.  The following is the current list of
"Code-Exempt Securities":

      -Mutual funds (open-end funds)
      -Bank Certificates of Deposit
      -U.S. government securities (such as Treasury notes, etc.)
      -Securities which are acquired through an employer-sponsored automatic payroll deduction plan
      -securities purchased through dividend reinvestment programs commercial paper;
      -bankers acceptances; AND
      -Futures contracts (and option contracts) on the following:
      -Standard & Poor's 500 Index; or
      -Standard & Poor's 100 Index

We may modify this list of securities at any time, please send a written request to KCM to request the most current list.

APPENDIX 4:  HOW DOES THE PRECLEARANCE PROCESS WORK?
After requesting pre-clearance from the compliance officer, your request is then subjected to the following test.

Step 1:  Blackout Test
   -   Is the security in question on the relevant Access Person, Investment or Portfolio Person blackout list?

If "YES", the compliance officer will DENY the personal trade request.

If "NO", then your request will be approved by the compliance officer.

The preclearance process can be changed at any time to ensure that the goals of the Advisors' Code of Ethics are advanced.

ACKNOWLEDGMENT OF CODE OF ETHICS
I have read the Code of Ethics and agree to comply with its provisions.

Print Name

Signature                                               Date

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  1 Section 17j of the Investment Company Act of 1940 and Rule 17j-1
thereunder as revised in 1999 and Section 204A of the Investment Advisers Act
of 1940 and Rule 204-2 thereunder serve as a basis for much of what is contained in this Code of Ethics.
  2 How does KCM determine whether to approve or deny your preclearance request?  See Appendix 4 for a description of the process.
  3 If you are the compliance officer, you must receive your approval from the President.